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                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                              FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                        INVESTMENT COMPANIES

           Investment Company Act File Number:  811-07538

                   LORD ABBETT SECURITIES TRUST
          (Exact name of Registrant as specified in charter)


             90 HUDSON STREET, JERSEY CITY, NJ 07302
       (Address of principal executive offices)  (zip code)


     Christina T. Simmons, Vice President & Assistant Secretary
             90 HUDSON STREET, JERSEY CITY, NJ 07302
             (Name and address of agent for service)

  Registrant's telephone number, including area code: (800) 201-6984


Date of fiscal year end: 10/31

Date of reporting period: 4/30/06
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Item 1:  Report to Shareholders.
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[LORD ABBETT LOGO]

                                                                            2006
                                                                      SEMIANNUAL
                                                                          REPORT

LORD ABBETT
   ALL VALUE FUND
   ALPHA STRATEGY FUND
   INTERNATIONAL CORE EQUITY FUND
   INTERNATIONAL OPPORTUNITIES FUND
   LARGE-CAP VALUE FUND
   VALUE OPPORTUNITIES FUND

FOR THE FISCAL PERIOD ENDED APRIL 30, 2006

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LORD ABBETT SECURITIES TRUST
SEMIANNUAL REPORT
FOR THE FISCAL PERIOD ENDED APRIL 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Securities Trust's strategies and performance for the fiscal period ended April 30, 2006. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

                                        BEST REGARDS,


                                        /s/ Robert S. Dow
                                        ----------------------------------------
                                        ROBERT S. DOW
                                        CHAIRMAN

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Q: WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE FISCAL PERIOD ENDED APRIL
30, 2006?

A: Domestic equities turned in a strong performance in the period, reflecting the continued strength of the U.S. economy. The industrial sector showed particular strength as industrial production surged.

     In the six-month period ended April 30, 2006, the S&P 500(R),(1) Dow Jones Industrial Average,(2) and NASDAQ,(3) all raced to five-year highs. The S&P Super Composite 1500 Index,(4) the broadest market measure tracked by Standard & Poor's, gained a total return of 10.4 percent.

     Though the market's rally was broad, mid- and small-cap stocks outperformed their larger-cap peers. As measured by the S&P/Citigroup Growth and Value Indexes,(5) value-oriented equities generally turned in higher total return gains than growth. Specifically, small-cap value stocks jumped 18.0 percent, on a total return basis, versus the 15.7 percent turned in by small-cap growth stocks. In the large-cap arena, value stocks were up twice that of growth, 13.2 percent versus 6.2 percent, respectively.

     The top performing sectors in the market overall during the period included energy, materials, and financials. The utilities, healthcare, and consumer staples sectors underperformed.

     Foreign equity markets also posted strong returns for the six-month period. The MSCI EAFE(R) Index(6) rose 22.9 percent, outperforming the U.S. equity markets, as measured by the S&P 500 Index, which rose 9.6 percent. Japan and Europe, which make up the majority of the MSCI EAFE Index, gained 24.4 percent and 22.6 percent, respectively. Global emerging markets also performed well: the MSCI Emerging Market Index(7) returned 37.6 percent over the period. Foreign small-cap stocks, up 30.1 percent as measured by the S&P/Citigroup EMI World ex-US Index,(8) outperformed foreign large-cap stocks over the period.


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     The global economic upswing continued through the end of 2005 and into
2006. Liquidity for business expansion and consumption was plentiful, inflation was contained, and rate increases were modest. The increases in interest rates outside the United States were from such a low level that they did not significantly affect corporate earnings and economic growth.

     Emerging markets have maintained their substantial growth and, although some overseas markets are becoming relatively more expensive, there are still good opportunities and some value to be found in the larger, liquid markets. Continental Europe continued to benefit from stronger domestic growth and presented many opportunities to find undervalued securities. Strong merger and acquisition activity in the region also helped drive equity market returns and benefited many industries over the last six months. The Japanese economy continues to transition from deflation to reflation. With the end of quantitative easing in Japan, the banking sector is strengthening, and both foreign and domestic confidence in Japan are increasing. Despite higher energy and raw material prices, coupled with regular monetary tightening in North America, investors continue to pin their hopes on solid balance sheets and continued upward earnings revisions.

LORD ABBETT ALL VALUE FUND

Q: HOW DID THE ALL VALUE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 15.3 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 3000(R) Value Index,(9) which returned 13.3 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR:
15.92 PERCENT, 5 YEARS: 7.17 PERCENT, AND SINCE INCEPTION (JULY 15, 1996): 12.43 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE


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FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The materials sector was the fund's strongest performing sector, relative to the benchmark, as an overweight position in this strong-performing sector proved beneficial. Newmont Mining Co., a company that acquires, explores, and develops gold and other mineral properties, was the fund's top contributor and second largest holding at period-end. Steel Dynamics, Inc., a steel mill operator, was the third best contributor. Archer-Daniels-Midland Co., a dealer in agricultural commodities and products, and Georgia Pacific Corp., a manufacturer of tissue, packaging, paper, building products, and related chemicals, also were contributors to performance. (Georgia Pacific was acquired in December 2005 by Koch Industries, Inc.)

     The other sector also contributed to performance, relative to the fund's benchmark, in the period. Trinity Industries, Inc. was the fund's second best overall contributor for the period. Eaton Corp., a manufacturer of engineered products, which serves industrial, vehicle, construction, commercial, and aerospace markets, also was a strong contributor.

     The producer durables sector also contributed to performance, relative to the fund's benchmark, for the period. Parker-Hannifin Corp., a manufacturer of motion control products, including fluid power systems and electromechanical controls, also contributed to performance.

     Three other holdings ranked among the top 10 contributors. The fund's largest holding, ExxonMobil Corp., in the integrated oils sector, was the fund's fourth largest contributor to performance in the period. ExxonMobil operates petroleum and petrochemicals businesses on a worldwide basis. Technology sector holding Tellabs, Inc., a provider of voice, data, and video transport and network access systems, and U.S. department store operator Federated Department Stores, Inc., in the consumer discretionary sector, were both strong contributors.

     Overall, the financial services sector was the biggest detractor to the fund's performance relative to the benchmark. Automatic Data Processing, Inc., a provider of computerized transaction processing, data communications, software, and information services produced disappointing returns. SAFECO Corp., a provider of property and casualty insurance and investment products, was also a detractor.

     The second largest relative detractor to the fund's performance on a sector basis was health care. Detracting from performance in this sector was Schering-Plough Corp., a


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pharmaceutical company that develops new therapies and treatment programs.

     Other holdings that rated among the largest 10 detractors to performance included two technology sector holdings: McAfee Inc., which develops computer security solutions and was the fund's biggest detractor from performance, and Microsoft Corp., which sells and supports software products. Two utilities sector holdings also detracted from performance: CMS Energy Corp., which provides energy services and operates energy facilities around the world, and NiSource Inc., a holding company, whose operating companies engage in all phases of the natural gas business. One materials and processing holding and two consumer discretionary holdings also hurt performance: Cabot Corp., which has businesses in chemicals, performance materials, and specialty fluids; Wal-Mart Stores, Inc., an operator of discount stores and supercenters; and R.R. Donnelley & Sons, which provides commercial printing and information services.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT ALPHA STRATEGY FUND
(FORMERLY LORD ABBETT ALPHA FUND)

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The Alpha Strategy Fund is a strategic asset allocation fund using a fund of funds approach. Assets are currently divided among Lord Abbett Developing Growth Fund, Lord Abbett Securities Trust - International Opportunities Fund, and Lord Abbett Research Fund - Small-Cap Value Fund. As a result, the Alpha Strategy Fund's performance is directly related to the performance of its underlying funds.

     The Alpha Strategy Fund returned 27.2 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Small Cap World ex-U.S. Index,(8) which returned 28.7 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 38.46 PERCENT, 5 YEARS: 9.88 PERCENT, AND SINCE INCEPTION (MARCH 18, 1998): 6.44 PERCENT. DURING CERTAIN PERIODS


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SHOWN, EXPENSE REIMBURSEMENTS WERE IN PLACE. WITHOUT SUCH EXPENSE
REIMBURSEMENTS, THE FUND'S RETURN WOULD HAVE BEEN LOWER. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to CDSC. PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT DEVELOPING GROWTH FUND COMPONENT
(APPROXIMATELY 29.4 PERCENT OF ALPHA STRATEGY FUND PORTFOLIO)

Q: HOW DID DEVELOPING GROWTH FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 25.2 percent, reflecting performance at the net asset value
(NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index,(10) which returned 20.3 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 47.49 PERCENT, 5 YEARS: 7.77 PERCENT, AND SINCE INCEPTION (DECEMBER 30, 1997): 6.20 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The financial services sector was the greatest contributors to fund performance, relative to the benchmark, for the six-month period. Three financial services companies were among the fund's top 10 contributors. Intercontinental Exchange Inc., which operates an electronic trading platform, was the fund's second best contributor in the period and the fund's


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eighth largest holding. International Securities Exchange, Inc., a provider of a fully electronic securities exchange for equity options, and Morningstar, Inc., an investment information and services company, also contributed to performance.

     The second best performing sector relative to the fund's benchmark was healthcare. Hologic, Inc., a provider of digital x-ray systems, was the fund's best contributor to performance in the period. Illuminia, Inc., a developer of tools for the analysis of genetic variation and function also was a strong contributor. Intuitive Surgical, Inc., a manufacturer of the da Vinci Surgical System, also helped performance.

     The consumer discretionary sector was the third best performer relative to the fund's benchmark. Zumiez Inc., a specialty retailer of teenager action sports apparel and equipment, contributed to the fund's performance in this sector.

     Three technology holdings were among the fund's top 10 contributors:
Redback Networks Inc., which develops broadband networking systems; Trident Microsystems, Inc., which makes graphics and multimedia integrated circuits for wide-screen and digital televisions; and Webex Communications, Inc., which provides Web-conferencing services for Websites. Webex Communications was the fund's largest holding at the end of the period.

     Overall, the producer durables sector was the biggest detractor to the fund's performance relative to the benchmark, followed by the materials and processing sector and the auto and transportation sector. An underweight position in the strong-performing materials and processing sector detracted from performance.

     Four healthcare holdings were among the largest 10 detractors in the period. Kos Pharmaceuticals, Inc. was the biggest detractor. The company develops and commercializes proprietary prescription pharmaceutical products for cardiovascular diseases. Another detractor was Somanetics Corp., which markets medical devices that monitor oxygen levels in the brain during surgery. CV Therapeutics, Inc., a biopharmaceutical company that discovers and develops new small molecule drugs to treat cardiovascular disease, and PRA International, a global contract research organization, also took away from performance.

     Also detracting from performance were three technology companies: Synaptics Inc. (the fund's second largest detractor), which develops custom-designed user interface solutions; Power Integrations, Inc., which makes analog integrated circuits for use in alternating current to direct current power conversion; and iRobot Corp., which manufactures robots that vacuum and wash floors and perform battlefield reconnaissance and bomb disposal.


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     In addition, three consumer discretionary stocks ranked among the largest
10 detractors from performance: Traffic.com, Inc. (the third biggest detractor), which provides real-time traffic information in the United States; Bright Horizons Family Solutions, Inc., which offers employer-sponsored child care, education, and consulting services; and Resources Connection, Inc., which is a professional services firm.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND COMPONENT
(APPROXIMATELY 39.2 PERCENT OF ALPHA STRATEGY FUND PORTFOLIO)

Q: HOW DID THE INTERNATIONAL OPPORTUNITIES FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 32.8 percent, reflecting performance at the net asset value
(NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index,(8) which returned 30.1 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARES AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 51.78 PERCENT, 5 YEARS: 9.49 PERCENT, AND SINCE INCEPTION (DECEMBER 30, 1997): 5.86 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

     SEE THE DISCUSSION ABOUT LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND ON PAGE 11.

LORD ABBETT SMALL-CAP VALUE FUND COMPONENT
(APPROXIMATELY 29.4 PERCENT OF ALPHA STRATEGY FUND PORTFOLIO)

Q: HOW DID THE SMALL-CAP VALUE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 24.9 percent, reflecting performance at the net asset value
(NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Value Index,(11) which returned 17.5 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE OF CLASS Y SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 46.82 PERCENT,


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5 YEARS: 17.71 PERCENT, AND SINCE INCEPTION (DECEMBER 30, 1997): 14.99 PERCENT.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The materials and processing sector, where the fund was overweight its benchmark, made the greatest contribution to the fund's performance, relative to the benchmark, for the period. Four of the fund's 10 largest holdings were materials and processing companies. In particular, Steel Dynamics, Inc., a steel mill operator, was the second best contributor and fourth largest holding. Five other materials and processing companies were among the top 10 contributors:
Carpenter Technology Corp., which makes stainless steel, titanium, and specialty metal alloys; NCI Building Systems, Inc., which produces metal engineered building systems and products for the building industry; Rogers Corp., a manufacturer of specialty materials and components for applications in the communications, computer, imaging, consumer, and transportation markets; Hughes Supply, Inc. (acquired by The Home Depot, Inc. in March 2006), a distributor of construction, repair, and maintenance products; and Hexcel Corp., which develops reinforcement products, composite materials, and engineered products primarily for the aerospace industry.

     Although the financial services sector ranked second in terms of sector contribution to relative performance for the period, none of the fund's financial services holdings were among the top 10 contributors. The fund's underweight position in this sector during this period of overall relative underperformance by financial services stocks had a positive impact.

     The third best contributor to relative performance was the other sector, where the fund was overweight its benchmark. This sector generally includes diversified corporations. Trinity Industries, Inc. was the fund's best overall contributor for the period and its largest holding. The company produces transportation, construction, and industrial products.

     Three additional holdings were among the fund's top 10 contributors:
Anixter International Inc., a technology stock and the fund's second largest holding, distributes communications and specialty wire and cable products; Ethan Allen


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Interiors Inc., an international home furnishings company and the fund's sixth largest holding; and Tenneco Inc., which makes emission control and ride control products and systems for the automotive industry.

     Overall, the technology sector was the biggest detractor to the fund's performance, relative to the benchmark, for the period. Dandrite International, Inc., a supplier of sales force software products and support services to the pharmaceutical industry, disappointed. FLIR Systems, Inc., a maker of thermal imaging and broadcast camera systems, also detracted from performance.

     The integrated oils sector and the consumer staples sector also took away from the fund's relative performance. John B. Sanfilippo & Son, Inc., a consumer staples sector company and a supplier of nuts and sesame sticks, hurt performance.

     Seven other holdings were among the fund's 10 largest detractors from performance. The most disappointing returns were reported by consumer discretionary holding Eddie Bauer Holdings, Inc., a retailer of casual clothing, accessories, and home furnishings. Three auto and transportation companies were included in the largest 10 detractors. Frontier Airlines Holdings, Inc., the fund's second worst contributor, is a low-fare, full-service commercial airline. Also detracting from performance were Modine Manufacturing Co., which manufactures heat-transfer and heat storage technology products; American Axle & Manufacturing Holdings, Inc., which supplies driveline systems for light trucks and sport-utility vehicles; healthcare company SFBC International, Inc., a contract research organization; Electro Scientific Industries, Inc., a producer durables company that makes products used in electronics manufacturing; and Commercial Capital Bancorp, Inc., a financial services holding company.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL CORE EQUITY FUND

Q: HOW DID THE INTERNATIONAL CORE EQUITY FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 24.6 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the MSCI EAFE(R) with Net Returns Index,(6) which returned 22.9 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1
YEAR: 27.39 PERCENT


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AND SINCE INCEPTION (DECEMBER 31, 2003): 16.66 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge
(CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The energy sector was the greatest contributor to the fund's performance relative to the benchmark for the period. Oilfield services company Petroleum Geo-Services ASA and oil and gas properties firm Tullow Oil plc were both strong contributors.

     Information technology was the second best sector in terms of contribution to the fund's relative performance. However, no information technology holdings were among the fund's top 10 contributors.

     The third sector that made a strong contribution to relative performance was telecommunications services. Millicom International Cellular S.A., a cellular telephone systems provider, was the fund's number-one contributor.

     Seven other companies were among the fund's top 10 contributors. Three of them were financials holdings: Irish Life & Permanent plc, which operates a retail financial services group; UBS AG, a wealth management, investment banking, and asset management firm; and ING Groep, a global financial services company. A materials and processing sector holding, Alcan Inc., an aluminum industry company, also contributed strongly to performance.

     In addition, industrials companies Sumitomo Corp., a general trading company, and BAE Systems plc, a defense and aerospace industry holding, were strong contributors. Consumer discretionary company ProSiebenSat.1 Media AG, a television station operator, also contributed to performance in the period.

     The financial sector as a whole was the largest detractor to the fund's performance relative to the benchmark. Aiful Corp., a consumer financing firm,


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was the greatest detractor from performance in the period. Takefuji Corp., a consumer loan company, and TMB Bank Public Co. Ltd. both disappointed.

     The materials sector was the second largest detractor to the fund's relative performance. While there were no materials holdings among the fund's largest 10 detractors in this sector, an underweight position in this strong-performing sector took away from fund performance.

     The third area that detracted from the fund's relative performance was the consumer discretionary sector. In particular, cable television broadcasting services company Jupiter Telecommunications Co., Ltd. disappointed in the period.

     Other holdings that were among the fund's largest 10 detractors included three telecommunication services companies: Vodafone Group plc, which sells a range of mobile telecommunications services; Mobile Telesystems, a provider of mobile telephone services in Russia and the former Soviet Union; and O2, a wireless company based in the United Kingdom. (O2 was acquired by Telefonica during the period.) Two energy companies also detracted from performance:
Sinolink Worldwide Holdings Ltd., a China-based gas conglomerate, and Thai Oil plc, Thailand's major oil refiner. Thai Oil was the fund's third largest detractor. Optimax Technology Corp., an information technology holding company, also detracted from performance.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND

Q: HOW DID THE INTERNATIONAL OPPORTUNITIES FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 32.6 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index,(8) which returned 30.1 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 42.59 PERCENT, 5 YEARS: 7.88 PERCENT, AND SINCE INCEPTION (DECEMBER 13, 1996): 6.24 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment - Purchases" in the prospectus


                                                                              11

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for more information on redemptions that may be subject to CDSC.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The information technology sector was the greatest contributor to the fund's performance relative to the benchmark for the six-month period. Three information technology companies were among the fund's top 10 contributors: CSR plc, a maker of single-chip radio devices, and the fund's number-one contributor; AAC Acoustic Technology Holdings Inc., a manufacturer of miniature acoustic components used in mobile handsets, MP3 players, and other consumer handheld devices; and NHN Corp., Korea's largest Internet search engine.

     The financial sector was the second best contributor to relative performance in the period. Strong performance in this sector was derived from Unibanco-Uniao de Bancos Brasileiros S.A., which offers banking services in Brazil and abroad, and Bank of Piraeus, a large Greek bank and the fund's second largest holding.

     The third area that made a strong contribution to relative performance was an underweight position in the consumer discretionary sector.

     Five other companies were among the fund's top 10 contributors. In particular, Peter Hambro Mining plc, a gold mining company in Russia, was the fund's second strongest contributor in the period. Other strong performers included energy company Tullow Oil plc, a developer for oil and gas properties, and three strong industrials holdings: Michael Page International plc, a provider of recruitment consultancy services; The Geberit Group, a Switzerland-based global provider of plumbing technology; and Vallourec S.A., a manufacturer of steel and alloy tubing.

     The materials sector, where the fund was underweight, and the telecommunications services sector, where the fund was overweight, both detracted from fund performance relative to the benchmark.

     The third largest detractor to the fund's relative performance was the healthcare sector. In particular, Actelion, a Switzerland-headquartered biopharmaceutical company, was the fund's biggest detractor from performance in the period.


12

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     The fund's second largest detractor from performance was Sinolink Worldwide
Holdings Ltd., a China-based conglomerate. Another energy stock, Thai Oil plc, Thailand's major refiner, also detracted from performance. Consumer discretionary holdings hurting performance in the period included Jupiter Telecommunications Co., Ltd., a Japanese provider of cable television broadcasting services, and Joint Corp., a Japanese real estate properties company.

     Other stocks detracting from performance were: Bangkok Bank, a financials sector holding; Japan Cash Machine, a manufacturer of money-processing terminals such as coin counters; and Italian-Thai Development, a road and highway contractor in Thailand. China-based utilities holding, Enerchina Holdings Limited, the electricity-generating arm of Sinolink Worldwide Holdings Ltd., and information technology holding, Northgate Information Solutions plc, a developer of computer software, also were among the fund's detractors.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT LARGE-CAP VALUE FUND

Q: HOW DID THE LARGE-CAP VALUE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 12.1 percent, reflecting performance at the net asset value
(NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Value Index,(12) which returned 12.9 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 9.15 PERCENT AND SINCE INCEPTION (JUNE 30, 2003): 11.48 PERCENT. DURING CERTAIN PERIODS SHOWN, EXPENSE REIMBURSEMENTS WERE IN PLACE. WITHOUT SUCH EXPENSE REIMBURSEMENTS, THE FUND'S RETURN WOULD HAVE BEEN LOWER. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.


                                                                              13

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     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The healthcare sector was the biggest detractor to the fund's performance, relative to the benchmark. Medtronic, Inc., the fund's second largest individual detractor, provides device-based medical therapies. MedImmune, Inc., which develops products in areas such as infectious diseases, transplantation medicine, autoimmune diseases and cancer, detracted from performance. Johnson & Johnson, a manufacturer of healthcare products, and Schering-Plough Corp., a pharmaceutical company that develops new therapies and treatment programs, also hurt performance.

     The second largest detracting sector, relative to the benchmark, was financial services. Automatic Data Processing, Inc., a provider of computerized transaction processing, data communications, software, and information services, produced disappointing returns, as did the government-sponsored enterprises Freddie Mac and Fannie Mae.

     The largest single holding detracting from fund performance was software company Microsoft Corp.; the technology sector as a whole hurt relative performance. Other holdings that hurt performance included two consumer discretionary companies: Tribune Co., a media company, and Wal-Mart Stores, Inc., an operator of discount stores and supercenters.

     Stocks in the other energy sector made the greatest contribution to the fund's performance relative to its benchmark in the period. Schlumberger Ltd., an oil services company, was the fund's largest contributor and its third largest holding at period-end.

     The producer durables sector was the second strongest contributor to fund performance, relative to the benchmark. Three producer durables stocks were among the fund's top 10 contributors: Emerson Electric Co., a manufacturer of electrical, electromechanical, and electronic products and systems; Parker-Hannifin Corp., which makes motion control products, including fluid power systems, and electromechanical controls; and Deere & Co., a manufacturer of a range of agricultural, construction, and commercial and consumer equipment.

     The materials and processing sector was the third best contributor to fund


14

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performance relative to the benchmark, as an overweight position in this strong-performing sector proved beneficial. Individual holdings added to performance. These included: Newmont Mining Co., a company that acquires, explores and develops gold and other mineral properties, and which was the fund's second best contributor; International Paper Co., which produces printing paper, packaging, forest products, and chemical products; and Fluor Corp., an engineering and construction services company.

     Three additional holdings were among the fund's top performance contributors. In particular, integrated oils company ExxonMobil Corp., the fund's largest holding, was the fund's third largest contributor. ExxonMobil operates petroleum and petrochemicals businesses on a worldwide basis. Other contributors included: Pfizer Inc., a research-based, global pharmaceutical company that provides medicines for humans and animals, and financial services company JPMorgan Chase & Co., which offers global financial services and retail banking.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT VALUE OPPORTUNITIES FUND
(LORD ABBETT VALUE OPPORTUNITIES FUND BEGAN OPERATIONS ON DECEMBER 20, 2005 AND ITS PUBLIC PERFORMANCE BEGAN ON DECEMBER 30, 2005)

Q: HOW DID THE VALUE OPPORTUNITIES FUND PERFORM SINCE ITS INCEPTION ON DECEMBER 30, 2005, THROUGH APRIL 30, 2006?

A: The fund returned 19.7 percent, reflecting the performance at the net asset value (NAV) of Class A shares with all distributions reinvested for the four-month period ended April 30, 2006, outperforming its benchmark, the Russell 2500(R) Value Index,(13) which returned 10.9 percent for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURN, WHICH REFLECTS PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF APRIL 30, 2006, IS SINCE INCEPTION (DECEMBER 30, 2005): 12.81 PERCENT. DURING CERTAIN PERIODS SHOWN, EXPENSE REIMBURSEMENTS WERE IN PLACE. WITHOUT SUCH EXPENSE REIMBURSEMENTS, THE FUND'S RETURN WOULD HAVE BEEN LOWER. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please refer to "Your Investment - Purchase" in the prospectus for more information on redemptions that may be subject to a CDSC. The CDSC is not reflected in the standard average annual returns.


                                                                              15

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     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The consumer discretionary sector was the greatest contributor to the fund's performance, relative to the benchmark, for the period since inception. Among the fund's top 10 contributors in this sector were Benihana Inc., a group of Japanese restaurants in the United States, and Group 1 Automotive, Inc., which operates auto dealerships.

     The second best performing sector relative to the benchmark was producer durables. Ladish Co., Inc., a producer of high-strength, high-technology forged and cast metal components for a variety applications in the aerospace and industrial markets, helped fund performance.

     The financial services sector was the fund's third performer, relative to its benchmark. United Rentals, Inc., an equipment rental company and the fund's third largest holding at period-end, performed well.

     Six additional holdings were among the fund's top contributors to performance. Trinity Industries, Inc. and Carlisle Cos. Inc., both classified in the other sector category, helped fund performance. The other sector generally includes diversified corporations. Trinity Industries, Inc., the fund's number-one contributor and second largest holding, manufactures transportation, construction and industrial products. Carlisle Cos. Inc., the fund's fourth largest holding and tenth best contributor, makes construction materials, transportation products and general industry products.

     Two technology holdings, Anixter International Inc. and CommScope, Inc., also contributed to performance. Anixter International Inc. is a distributor of communications and specialty wire and cable products, and was the fund's largest holding and second best contributor. CommScope, Inc. is a maker of coaxial cables and other high-performance electronic and fiber optic cable products primarily for communication applications. Materials and processing sector holding Steel Dynamics, Inc. was the fund's third biggest contributor. The company operates a flat-rolled steel mini-mill, as well as a cold mill. NCI Building Systems, Inc., another contributing materials and processing sector holding, manufactures metal engineered building systems and products for the building industry.


16

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     Overall, the healthcare sector was the largest detractor to the fund's performance relative to its benchmark. SFBC International, Inc., a contract research organization serving the pharmaceutical and biotechnology industries, was the fund's largest detractor. LifePoint Hospitals, Inc., the fund's third worst detractor, provides healthcare services through its hospitals. Merit Medical Systems, Inc., a maker of products used in diagnostic and interventional cardiology and radiology procedures, also took away from fund performance.

     The second largest detracting sector, relative to the fund's benchmark, was integrated oils. While the fund had no integrated oils holdings among its biggest 10 detractors, its underweight position in this strong-performing sector proved to be a negative factor.

     Also detracting from relative performance was the consumer staples sector. However, no consumer staples holdings were among the bottom 10 absolute detractors.

     Seven other holdings rated among the largest 10 detractors. Crown Holdings, Inc., the fund's second biggest detractor, provides packaging products for consumer goods. Technology holdings, Symbol Technologies, Inc., II-VI Inc., and Comtech Telecommunications Corp., all took away from performance. Symbol Technologies, Inc. manufactures and services scanner integrated mobile and wireless information management systems. II-VI Inc. makes optical and optoelectronic devices used in laser processing, fiber-optic telecommunication, infrared missile guidance, and other applications. Comtech Telecommunications Corp. provides technology electronic products and systems.

     Automotive and transportation holding Wabash National Corp., a maker of customized truck trailers, hurt fund performance. American Equity Investment Life Holding Co., a financial services holding specializing in annuities and life insurance products, and consumer discretionary holding The Interpublic Group of Cos., Inc., an organization of advertising agencies and marketing service companies, both also disappointed.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                                                                              17

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(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

(3) The NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ stock exchange. The index is market value weighted, meaning that each company's security affects the index in proportion to its market value.

(4) The S&P Super Composite 1500 combines the S&P 500, S&P MidCap 400, and S&P SmallCap 600 indexes and is an efficient way to create a broad market portfolio representing 90% of U.S. equities.

(5) The S&P/Citigroup Growth and Value Indexes are split into two groups based on price-to-book ratio to create growth and value indexes. The Growth Index contains companies with higher price-to-book ratios and the Value Index contains companies with lower price-to-book ratios.

(6) The MSCI EAFE(R) with Net Dividends Index and the MSCI EAFE(R) with Net Returns Index are unmanaged indexes that reflect the stock markets of 22 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE with Net Dividends Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

(7) The MSCI Emerging Markets Index is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries.

(8) S&P/Citigroup Global Equity Index System(SM) and the names of each of the indexes and subindexes that it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup Small Cap World ex-U.S. Index is a subset of the Global Citigroup Broad Market Index (BMI). The S&P/Citigroup Extended Market World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI).

(9) The Russell 3000(R) Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indexes.

(10) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

(11) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(12) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(13) The Russell 2500(R) Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of April 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


18

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EXPENSE EXAMPLES

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes) and redemption fees (International Core Equity Fund and International Opportunties Fund only); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 through April 30, 2006, except for Value Opportunities Fund for which the period is December 20, 2005 through April 30, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 11/1/05 - 4/30/06 (or "Expenses Paid During the Period 12/20/05 - 4/30/06" for the Value Opportunities Fund)" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ALL VALUE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING         EXPENSES
                                            ACCOUNT     ACCOUNT       PAID DURING
                                             VALUE       VALUE          PERIOD+
                                           ---------   ---------   -----------------
                                            11/1/05     4/30/06    11/1/05 - 4/30/06
                                           ---------   ---------   -----------------
CLASS A
Actual                                     $1,000.00   $1,152.50         $6.03
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.21         $5.66
CLASS B
Actual                                     $1,000.00   $1,148.60         $9.43
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,015.99         $8.85
CLASS C
Actual                                     $1,000.00   $1,148.20         $9.43
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,015.99         $8.85
CLASS P
Actual                                     $1,000.00   $1,152.00         $6.51
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,018.72         $6.11
CLASS Y
Actual                                     $1,000.00   $1,154.60         $4.17
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,020.94         $3.91

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.13% for Class A, 1.77% for Classes B and C, 1.22% for Class P and 0.78% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect fiscal period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2006

SECTOR*                    %**
Auto & Transportation      2.61%
Consumer Discretionary     9.50%
Consumer Staples           6.48%
Financial Services        11.86%
Healthcare                 7.51%
Integrated Oils            6.31%
Materials & Processing    14.15%
Other                      8.45%
Other Energy               2.78%
Producer Durables          9.36%
Short-Term Investment      2.63%
Technology                11.10%
Utilities                  7.26%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

ALPHA STRATEGY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING         EXPENSES
                                            ACCOUNT     ACCOUNT       PAID DURING
                                             VALUE       VALUE          PERIOD+
                                           ---------   ---------   -----------------
                                           11/1/05      4/30/06    11/1/05 - 4/30/06
                                           ---------   ---------   -----------------
CLASS A
Actual                                     $1,000.00   $1,271.60         $1.97
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,023.07         $1.76
CLASS B
Actual                                     $1,000.00   $1,267.40         $5.62
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.85         $5.01
CLASS C
Actual                                     $1,000.00   $1,268.00         $5.62
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.86         $5.01
CLASS Y
Actual                                     $1,000.00   $1,274.10         $0.00
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,024.79         $0.00

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY INVESTMENT OBJECTIVE
APRIL 30, 2006

INVESTMENT OBJECTIVE                 %*
Long-Term Growth of Capital**       29.42%
Long-Term Capital Appreciation**    68.64%
Short-Term Investment                1.94%
Total                              100.00%

*    Represents percent of total investments.

** Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC. The category shown represents the investment objective of these Underlying Funds.

INTERNATIONAL CORE EQUITY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING         EXPENSES
                                            ACCOUNT     ACCOUNT        PAID DURING
                                             VALUE       VALUE           PERIOD+
                                           ---------   ---------   -----------------
                                            11/1/05     4/30/06    11/1/05 - 4/30/06
                                           ---------   ---------   -----------------
CLASS A
Actual                                     $1,000.00   $1,246.10         $ 8.19
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,017.49         $ 7.35
CLASS B
Actual                                     $1,000.00   $1,241.30         $11.78
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,014.29         $10.59
CLASS C
Actual                                     $1,000.00   $1,241.30         $11.78
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,014.29         $10.59
CLASS P
Actual                                     $1,000.00   $1,244.40         $ 8.68
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,017.04         $ 7.80
CLASS Y
Actual                                     $1,000.00   $1,247.70         $ 6.30
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.21         $ 5.66

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.47% for Class A, 2.12% for Classes B and C, 1.56% for Class P and 1.13% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2006

SECTOR*                        %**
Consumer Discretionary        13.78%
Consumer Staples               8.62%
Energy                         6.67%
Financials                    31.42%
Healthcare                     8.78%
Industrials                   14.90%
Information Technology         4.46%
Materials                      3.48%
Short-Term Investment          1.41%
Telecommunication Services     5.87%
Utilities                      0.61%
Total                        100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING         EXPENSES
                                            ACCOUNT     ACCOUNT        PAID DURING
                                             VALUE       VALUE           PERIOD+
                                           ---------   ---------   -----------------
                                            11/1/05     4/30/06    11/1/05 - 4/30/06
                                           ---------   ---------   -----------------
CLASS A
Actual                                     $1,000.00   $1,325.80         $ 8.82
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,017.20         $ 7.65
CLASS B
Actual                                     $1,000.00   $1,321.80         $12.55
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,013.98         $10.89
CLASS C
Actual                                     $1,000.00   $1,320.60         $12.54
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,013.99         $10.89
CLASS P
Actual                                     $1,000.00   $1,325.40         $ 9.05
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,017.01         $ 7.85
CLASS Y
Actual                                     $1,000.00   $1,327.60         $ 6.81
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,018.93         $ 5.91

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.53% for Class A, 2.18% for Classes B and C, 1.57% for Class P and 1.18% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2006

SECTOR*                          %**
Basic Materials                  8.43%
Conglomerates                    1.10%
Consumer Cyclicals              13.42%
Consumer Non-Cyclicals           5.55%
Diversified Financials           7.03%
Energy                           8.18%
Healthcare                       3.42%
Industrial Goods & Services     22.12%
Non-Property Financials         14.05%
Property & Property Services     2.65%
Short-Term Investment            1.95%
Technology                       7.36%
Telecommunications               1.58%
Transportation                   1.13%
Utilities                        2.03%
Total                          100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING         EXPENSES
                                            ACCOUNT     ACCOUNT        PAID DURING
                                             VALUE       VALUE           PERIOD+
                                           ---------   ---------   -----------------
                                            11/1/05     4/30/06    11/1/05 - 4/30/06
                                           ---------   ---------   -----------------
CLASS A
Actual                                     $1,000.00   $1,121.40         $5.00
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,020.09         $4.76
CLASS B
Actual                                     $1,000.00   $1,118.30         $8.40
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,016.88         $8.00
CLASS C
Actual                                     $1,000.00   $1,117.60         $8.40
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,016.87         $8.00
CLASS P
Actual                                     $1,000.00   $1,120.70         $5.52
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.58         $5.26
CLASS Y
Actual                                     $1,000.00   $1,123.30         $3.16
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,021.83         $3.01

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.60% for Classes B and C, 1.05% for Class P and 0.60% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2006

SECTOR*                    %**
Auto & Transportation      1.85%
Consumer Discretionary     4.95%
Consumer Staples          13.87%
Financial Services        15.08%
Healthcare                16.23%
Integrated Oils            5.23%
Materials & Processing     9.50%
Other                      2.80%
Other Energy               4.49%
Producer Durables          7.19%
Short-Term Investment      4.82%
Technology                 5.72%
Utilities                  8.27%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING         EXPENSES
                                            ACCOUNT     ACCOUNT        PAID DURING
                                             VALUE       VALUE           PERIOD+
                                           ---------   ---------   ------------------
                                            12/20/05     4/30/06   12/20/05 - 4/30/06
                                           ---------   ---------   ------------------
CLASS A
Actual                                     $1,000.00   $1,189.00         $4.99
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,013.51         $4.59
CLASS B
Actual                                     $1,000.00   $1,186.00         $7.47
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,011.26         $6.87
CLASS C
Actual                                     $1,000.00   $1,186.00         $7.47
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,011.25         $6.87
CLASS P
Actual                                     $1,000.00   $1,188.00         $5.50
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,013.04         $5.06
CLASS Y
Actual                                     $1,000.00   $1,190.00         $3.64
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,014.75         $3.35

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 1.89% for Classes B and C, 1.39% for Class P and 0.92% for Class Y) multiplied by the average account value over the period, multiplied by 132/365 (to reflect fiscal period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR

APRIL 30, 2006

SECTOR*                    %**

Auto & Transportation      4.63%
Consumer Discretionary    11.17%
Consumer Staples           0.85%
Financial Services        14.75%
Healthcare                 5.21%
Materials & Processing     9.17%
Other                      6.42%
Other Energy               1.30%
Producer Durables         10.87%
Short-Term Investment     15.21%
Technology                14.28%
Utilities                  6.14%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALL VALUE FUND APRIL 30, 2006

                                                                          VALUE
INVESTMENTS                                                   SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.29%
AEROSPACE 0.24%
Moog Inc. Class A*                                            195,000   $  7,303
                                                                        --------
AIR TRANSPORTATION 0.09%
Frontier Airlines Holdings, Inc.*                             400,000      2,712
                                                                        --------
AUTO PARTS: AFTER MARKET 0.30%
Genuine Parts Co.                                             202,700      8,848
                                                                        --------
BANKS: 4.22%
Bank of America Corp.                                         330,086     16,478
Bank of New York Co., Inc. (The)                              935,000     32,865
Cullen/Frost Bankers, Inc.                                    835,000     48,330
Marshall & Ilsley Corp.                                       625,000     28,575
                                                                        --------
TOTAL                                                                    126,248
                                                                        --------
BEVERAGE: SOFT DRINKS 2.11%
PepsiCo, Inc.                                               1,085,000     63,190
                                                                        --------
BUILDING: MATERIALS 0.27%
Simpson Manufacturing Co., Inc.                               205,000      8,198
                                                                        --------
CHEMICALS 2.35%
Eastman Chemical Co.                                          425,000     23,099
Praxair, Inc.                                                 843,300     47,334
                                                                        --------
TOTAL                                                                     70,433
                                                                        --------
COMMUNICATIONS TECHNOLOGY 4.16%
ADC Telecommunications, Inc.*                                 300,020      6,717
Anixter Int'l., Inc.                                          464,300     23,605
Avaya, Inc.*                                                  653,100      7,837
McAfee, Inc.*                                               1,420,000     37,048
Motorola, Inc.                                                607,100     12,962
Tellabs, Inc.*                                              2,293,654     36,354
                                                                        --------
TOTAL                                                                    124,523
                                                                        --------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 3.30%
Cadence Design Systems, Inc.*                               3,380,000   $ 63,983
Microsoft Corp.                                             1,446,500     34,933
                                                                        --------
TOTAL                                                                     98,916
                                                                        --------
COMPUTER TECHNOLOGY 1.44%
Sun Microsystems, Inc.*                                     4,375,000     21,875
Zebra Technologies Corp. Class A*                             535,000     21,234
                                                                        --------
TOTAL                                                                     43,109
                                                                        --------
CONTAINERS & PACKAGING: METAL & GLASS 0.69%
Crown Holdings, Inc.*                                       1,284,800     20,595
                                                                        --------
CONTAINERS & PACKAGING: PAPER & PLASTIC 0.55%
Sonoco Products Co.                                           530,000     16,600
                                                                        --------
DIVERSIFIED FINANCIAL SERVICES 0.68%
Citigroup, Inc.                                               410,000     20,480
                                                                        --------
DIVERSIFIED MANUFACTURING 0.99%
American Standard Cos., Inc.                                  134,800      5,868
Ball Corp.                                                    484,500     19,370
Hexcel Corp.*                                                 197,900      4,372
                                                                        --------
TOTAL                                                                     29,610
                                                                        --------
DIVERSIFIED PRODUCTION 1.25%
Dover Corp.                                                   754,400     37,531
                                                                        --------
DRUG & GROCERY STORE CHAINS 1.44%
Kroger Co. (The)*                                           2,126,300     43,079
                                                                        --------
DRUGS & PHARMACEUTICALS 7.38%
GlaxoSmithKline plc ADR                                       650,971     37,027
Mylan Laboratories, Inc.                                    1,920,000     41,933
Novartis AG ADR                                             1,090,000     62,686
Pfizer, Inc.                                                  240,100      6,082
Schering-Plough Corp.                                         583,800     11,279
Wyeth                                                       1,275,000     62,054
                                                                        --------
TOTAL                                                                    221,061
                                                                        --------


26                     SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2006

                                                                          VALUE
INVESTMENTS                                                  SHARES       (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS 2.99%
Cooper Industries, Ltd. Class A                               480,040   $ 43,900
Emerson Electric Co.                                          535,496     45,490
                                                                        --------
TOTAL                                                                     89,390
                                                                        --------
ELECTRONICS 2.30%
AVX Corp.                                                   1,794,900     31,949
Vishay Intertechnology, Inc.*                               2,365,000     36,941
                                                                        --------
TOTAL                                                                     68,890
                                                                        --------
ENGINEERING & CONTRACTING SERVICES 0.20%
Jacobs Engineering Group Inc.*                                 73,000      6,037
                                                                        --------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 2.02%
Automatic Data Processing, Inc.                             1,240,000     54,659
Jack Henry & Assoc., Inc.                                     258,500      5,803
                                                                        --------
TOTAL                                                                     60,462
                                                                        --------
FOODS 0.97%
Campbell Soup Co.                                             903,800     29,048
                                                                        --------
GOLD 4.10%
Barrick Gold Corp.(a)                                         940,000     28,651
Newmont Mining Corp.                                        1,610,000     93,960
                                                                        --------
TOTAL                                                                    122,611
                                                                        --------
HOUSEHOLD FURNISHINGS 0.95%
Ethan Allen Interiors Inc.                                    636,500     28,572
                                                                        --------
IDENTIFICATION CONTROL & FILTER DEVICES 3.52%
Hubbell Inc. Class B                                          510,000     26,341
IDEX Corp.                                                    221,900     11,273
Parker Hannifin Corp.                                         700,000     56,735
Waters Corp.*                                                 240,000     10,877
                                                                        --------
TOTAL                                                                    105,226
                                                                        --------
INSURANCE: MULTI-LINE 2.59%
Aflac Inc.                                                    545,000   $ 25,909
Cincinnati Financial Corp.                                    180,000      7,675
Genworth Financial, Inc. Class A                              880,000     29,216
Markel Corp.*                                                  42,000     14,669
                                                                        --------
TOTAL                                                                     77,469
                                                                        --------
INSURANCE: PROPERTY-CASUALTY 0.43%
ACE Ltd.(a)                                                   230,500     12,802
                                                                        --------
MACHINERY: AGRICULTURAL 0.38%
Deere & Co.                                                   130,900     11,490
                                                                        --------
MACHINERY: INDUSTRIAL/SPECIALTY 0.20%
Woodward Governor Co.                                         171,900      5,888
                                                                        --------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.96%
Halliburton Co.                                               400,000     31,260
Schlumberger Ltd.(a)                                          223,400     15,446
Superior Energy Services, Inc.*                               372,300     11,969
                                                                        --------
TOTAL                                                                     58,675
                                                                        --------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 0.20%
Boston Scientific Corp.*                                      257,700      5,989
                                                                        --------
METAL FABRICATING 2.54%
Quanex Corp.                                                  930,000     39,767
Shaw Group, Inc. (The)*                                       175,900      5,382
Timken Co. (The)                                              885,100     30,890
                                                                        --------
TOTAL                                                                     76,039
                                                                        --------
MILLING: FRUIT & GRAIN PROCESSING 0.85%
Archer Daniels Midland Co.                                    700,000     25,438
                                                                        --------
MISCELLANEOUS: CONSUMER STAPLES 1.24%
Diageo plc ADR                                                560,000     37,100
                                                                        --------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

ALL VALUE FUND APRIL 30, 2006

                                                                          VALUE
INVESTMENTS                                                   SHARES      (000)
--------------------------------------------------------------------------------
MISCELLANEOUS: EQUIPMENT 0.87%
W.W. Grainger, Inc.                                           337,000   $ 25,922
                                                                        --------
MISCELLANEOUS: MATERIALS & PROCESSING 0.20%
Rogers Corp.*                                                  95,000      5,862
                                                                        --------
MULTI-SECTOR COMPANIES 8.53%
3M Co.                                                        142,900     12,208
Carlisle Cos., Inc.                                           498,400     42,115
Eaton Corp.                                                   600,000     45,990
General Electric Co.                                        2,700,000     93,393
Honeywell Int'l., Inc.                                        180,000      7,650
Trinity Industries, Inc.                                      851,700     54,083
                                                                        --------
TOTAL                                                                    255,439
                                                                        --------
OIL: CRUDE PRODUCERS 0.09%
Range Resources Corp.                                         101,600      2,695
                                                                        --------
OIL: INTEGRATED INTERNATIONAL 6.36%
BP plc ADR                                                    150,000     11,058
Chevron Corp.                                                 600,000     36,612
EnCana Corp.(a)                                               145,300      7,272
Exxon Mobil Corp.                                           2,149,312    135,579
                                                                        --------
TOTAL                                                                    190,521
                                                                        --------
PAINTS & COATINGS 0.20%
Valspar Corp. (The)                                           210,000      5,943
                                                                        --------
PAPER 0.26%
MeadWestvaco Corp.                                            275,000      7,840
                                                                        --------
PUBLISHING: MISCELLANEOUS 1.17%
R.R. Donnelley & Sons Co.                                   1,038,700     34,994
                                                                        --------
RAILROADS 0.62%
Union Pacific Corp.                                           202,500     18,470
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS 1.19%
Host Hotels & Resorts Inc.                                  1,700,000     35,734
                                                                        --------
RENTAL & LEASING SERVICES: COMMERCIAL 0.40%
GATX Financial Corp.                                          257,900   $ 12,070
                                                                        --------
RESTAURANTS 1.43%
Brinker Int'l., Inc.                                          819,400     32,088
OSI Restaurant Partners, Inc.                                 253,400     10,820
                                                                        --------
TOTAL                                                                     42,908
                                                                        --------
RETAIL 3.44%
Federated Department Stores, Inc.                             735,018     57,221
Foot Locker, Inc.                                             800,000     18,544
Pacific Sunwear of California, Inc.*                          600,000     13,980
Wal-Mart Stores, Inc.                                         292,700     13,180
                                                                        --------
TOTAL                                                                    102,925
                                                                        --------
SAVINGS & LOAN 0.44%
Webster Financial Corp.                                       281,500     13,216
                                                                        --------
SERVICES: COMMERCIAL 1.54%
Sabre Holdings Corp. Class A                                1,003,000     23,159
Waste Management, Inc.                                        610,000     22,851
                                                                        --------
TOTAL                                                                     46,010
                                                                        --------
SHOES 0.19%
Timberland Co. (The)*                                         162,400      5,530
                                                                        --------
SOAPS & HOUSEHOLD CHEMICALS 0.78%
Procter & Gamble Co. (The)                                    403,050     23,462
                                                                        --------
STEEL 1.09%
Steel Dynamics, Inc.                                          520,000     32,469
                                                                        --------
TEXTILES APPAREL MANUFACTURERS 0.87%
VF Corp.                                                      426,700     26,110
                                                                        --------
TRUCKERS 1.64%
Heartland Express, Inc.                                       855,000     20,785
Werner Enterprises, Inc.                                    1,470,000     28,195
                                                                        --------
TOTAL                                                                     48,980
                                                                        --------


28                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
ALL VALUE FUND APRIL 30, 2006

                                                                         VALUE
INVESTMENTS                                                SHARES        (000)
--------------------------------------------------------------------------------
UTILITIES: CABLE TV & RADIO 1.06%
Comcast Corp. Special Class A*                            1,028,775   $   31,717
                                                                      ----------
UTILITIES: ELECTRICAL 2.67%
Ameren Corp.                                                439,500       22,138
Avista Corp.                                                117,600        2,471
CMS Energy Corp.*                                         1,650,000       21,978
NiSource Inc.                                               885,000       18,682
PNM Resources, Inc.                                         359,925        9,110
Southern Co.                                                170,000        5,479
                                                                      ----------
TOTAL                                                                     79,858
                                                                      ----------
UTILITIES: GAS DISTRIBUTORS 0.78%
AGL Resources Inc.                                          207,300        7,334
Nicor Inc.                                                  153,100        6,065
UGI Corp.                                                   448,000       10,035
                                                                      ----------
TOTAL                                                                     23,434
                                                                      ----------
UTILITIES: GAS PIPELINES 0.76%
El Paso Corp.                                             1,755,000       22,657
                                                                      ----------
UTILITIES: TELECOMMUNICATIONS 2.81%
AT&T Inc.                                                   865,000       22,672
BellSouth Corp.                                             179,600        6,067
Qwest Communications Int'l., Inc.*                        1,119,100        7,509
Sprint Nextel Corp.                                         580,400       14,394
Verizon  Communications, Inc.                             1,018,200       33,631
                                                                      ----------
TOTAL                                                                     84,273
                                                                      ----------
TOTAL COMMON STOCKS (cost $2,473,742,808)                              2,942,601
                                                                      ==========

                                                         PRINCIPAL
                                                           AMOUNT       VALUE
INVESTMENTS                                                (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.65%
REPURCHASE AGREEMENT 2.65%
Repurchase Agreement dated 4/28/2006,
4.13% due 5/1/2006 with State Street
Bank & Trust Co. collateralized by
$40,915,000 of Federal Home Loan Bank at
3.625% to 4.53% due from 1/15/2008 to
5/16/2008 and $41,480,000 of Federal National
Mortgage Assoc. at 4.72% due 3/15/2010;
value: $81,036,466; proceeds: $79,470,981
(cost $79,443,639)                                        $79,444    $   79,444
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES 100.94%
(cost $2,553,186,447)                                                 3,022,045
                                                                     ==========
LIABILITIES IN EXCESS OF OTHER ASSETS (0.94%)                           (28,135)
                                                                     ----------
NET ASSETS 100.00%                                                   $2,993,910
                                                                     ==========

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR  American Depositary Receipt.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     29

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALPHA STRATEGY FUND APRIL 30, 2006

                                                                          VALUE
INVESTMENTS                                                  SHARES       (000)
--------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 97.59%
Lord Abbett Developing Growth Fund, Inc. -
Class Y(a)                                                  4,047,472   $ 86,171
Lord Abbett Research Fund, Inc. - Small-Cap
Value Fund - Class Y(b)                                     2,442,705     86,203
Lord Abbett Securities Trust-International
Opportunities Fund - Class Y*(b)                            7,083,065    114,816
                                                                        --------
TOTAL INVESTMENTS IN UNDERLYING FUNDS
(cost $211,066,905)                                                     $287,190
                                                                        ========

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
INVESTMENTS                                                   (000)       (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.93%
REPURCHASE AGREEMENT 1.93%
Repurchase Agreement dated 4/28/2006, 4.13%
due 5/1/2006 with State Street Bank & Trust Co.
collateralized by $6,100,000 of
Federal Home Loan Mortgage Corp.
at 2.00% due 3/5/2019; value: $5,779,750;
proceeds: $5,667,959 (cost $5,666,009)                        $5,666    $  5,666
                                                                        --------
TOTAL INVESTMENTS IN SECURITIES 99.52%
(cost $216,732,914)                                                      292,856
                                                                        ========
OTHER ASSETS IN EXCESS OF LIABILITIES 0.48%                                1,427
                                                                        --------
NET ASSETS 100.00%                                                      $294,283
                                                                        ========

*    Non-income producing security.

(a) Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(b)  Fund investment objective is long-term capital appreciation.


30                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL CORE EQUITY FUND APRIL 30, 2006

                                                                       U.S. $
                                                                       VALUE
INVESTMENTS                                                 SHARES     (000)
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS 96.33%

COMMON STOCKS 94.88%

AUSTRALIA 2.01%
Coca-Cola Amatil Ltd.                                     1,611,858   $ 8,915
Downer EDi Ltd.                                             852,130     5,620
                                                                      -------
TOTAL                                                                  14,535
                                                                      -------
AUSTRIA 0.98%
Erste Bank
der oesterreichischen
Sparkassen AG                                               116,800     7,088
                                                                      -------
BELGIUM 0.82%
InBev NV/SA
                                                            117,442     5,924
                                                                      -------
CANADA 3.82%
Addax Petroleum Corp.*                                      144,079     3,856
Alcan Inc.                                                  204,010    10,661
Nexen Inc.                                                   70,700     4,131
OPTI Canada Inc.*                                           140,700     5,389
Talisman Energy Inc.                                         64,000     3,614
                                                                      -------
TOTAL                                                                  27,651
                                                                      -------
FRANCE 11.11%
ALSTOM*                                                      66,109     5,988
AXA*                                                        246,865     9,060
BNP Paribas*                                                 15,716     1,435
BNP Paribas                                                 190,483    17,999
Casino
Guichard-Perrachon S.A.                                     122,815     9,785
France Telecom S.A.                                         124,682     2,912
PSA Peugeot Citroen S.A.                                    124,357     8,174
Sanofi-Aventis                                               97,271     9,173
Sanofi-Aventis S.A. ADR                                      36,200     1,703
VINCI S.A.*                                                  11,492     1,124
VINCI S.A.                                                   63,214     6,280
Zodiac S.A.                                                 105,028     6,797
                                                                      -------
TOTAL                                                                  80,430
                                                                      -------
GERMANY 12.92%
adidas-Salomon AG                                            60,602   $12,795
Allianz AG Registered Shares                                 41,833     7,003
Deutsche Bank AG Registered Shares                          104,830    12,871
Fresenius Medical Care AG & Co KGaA                          78,774     9,452
Hannover Ruckversicherung AG                                288,874    10,711
Henkel KGaA                                                  97,788    10,781
IVG Immobilien AG                                           174,680     5,014
Siemens AG                                                   73,642     6,968
Vivacon AG*                                                  70,737     3,793
Wacker Chemie AG*                                           107,473    14,101
                                                                      -------
TOTAL                                                                  93,489
                                                                      -------
GREECE 1.75%
National Bank of Greece S. A.                               185,836     9,228
Piraeus Bank S.A.*                                          110,480     3,482
                                                                      -------
TOTAL                                                                  12,710
                                                                      -------
HONG KONG 1.36%
China Unicom Ltd.                                         8,224,800     7,001
Sinolink Worldwide Holdings Ltd.                         11,170,000     2,853
                                                                      -------
TOTAL                                                                   9,854
                                                                      -------
INDIA 1.34%
Hindalco Industries Ltd.                                  1,120,830     5,323
Reliance Capital Ventures Ltd.*                             158,753        91
Reliance Communication Ventures Ltd.*                            53        --(a)
Reliance Energy Ventures Ltd.*                              158,753       152
Reliance Industries Ltd.                                    177,959     3,999
Reliance Natural Resources Ltd.*                            158,753       104
                                                                      -------
TOTAL                                                                   9,669
                                                                      -------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     31

INTERNATIONAL CORE EQUITY FUND APRIL 30, 2006

                                                                          U.S. $
                                                                          VALUE
INVESTMENTS                                                    SHARES     (000)
--------------------------------------------------------------------------------
IRELAND 1.10%
Irish Life & Permanent plc                                     313,400   $ 7,995
                                                                         -------
ISRAEL 0.79%
Teva Pharmaceutical
Industries Ltd. ADR                                            141,400     5,727
                                                                         -------
ITALY 2.35%
Capitalia S.p.A.                                               532,612     4,623
Mediobanca S.p.A.                                              572,597    12,403
                                                                         -------
TOTAL                                                                     17,026
                                                                         -------
JAPAN 16.87%
Aiful Corp.                                                     68,700     4,103
Don Quijote Co., Ltd.                                           64,680     5,516
East Japan Railway Co.                                             895     6,988
Fanuc Ltd.                                                      85,800     8,115
Jupiter Telecommunications Co., Ltd.*                            8,782     6,394
Mizuho Financial Group, Inc.                                     1,035     8,826
Nissan Motors Co., Ltd.                                        729,800     9,595
NSK Ltd.                                                       995,000     9,001
ORIX Corp.                                                      15,931     4,785
Sumitomo Corp.                                                 758,000    11,357
Sumitomo Electric Industries, Ltd.                             510,588     8,107
Sumitomo Mitsui Financial Group Inc.                             1,051    11,538
Sumitomo Realty & Development Co., Ltd.                        222,360     5,897
Takeda Chemical Industries Ltd.                                 95,600     5,843
Takefuji Corp.                                                  75,850     4,929
Thk Co., Ltd.                                                  169,900     5,551
Yamada Denki Co., Ltd.                                          51,612     5,625
                                                                         -------
TOTAL                                                                    122,170
                                                                         -------
LUXEMBOURG 1.23%
Millicom Int'l. Cellular S.A.*                                 180,900   $ 8,897
                                                                         -------
NETHERLANDS 2.32%
European Aeronautic Defence & Space Co. EADS N.V.               89,800     3,544
ING Groep N.V.                                                 291,573    11,867
SBM Offshore N.V.                                               13,220     1,418
                                                                         -------
TOTAL                                                                     16,829
                                                                         -------
NORWAY 1.02%
Petroleum Geo-Services ASA*                                    131,750     7,415
                                                                         -------
RUSSIA 0.93%
Mobile TeleSystems OJSC ADR*                                   205,900     6,725
                                                                         -------
SOUTH KOREA 3.61%
Hana Financial Inc.                                            128,030     6,285
Kookmin Bank                                                   106,610     9,551
LG Electronics Inc.                                             62,200     5,150
Samsung Electronics Co., Ltd.                                    7,560     5,162
                                                                         -------
TOTAL                                                                     26,148
                                                                         -------
SPAIN 1.77%
Cintra, Concesiones de Infraestructuras de
Transporte, S.A                                                421,511     5,717
Enagas, S.A                                                    322,825     7,103
                                                                         -------
TOTAL                                                                     12,820
                                                                         -------
SWEDEN 0.47%
Tele2 AB                                                       269,060     3,409
                                                                         -------
SWITZERLAND 5.92%
Nestle S.A. Registered Shares                                   36,251    11,056
Novartis AG Registered Shares                                  179,972    10,325
Roche Holding AG                                                61,454     9,450
UBS AG Registered Shares                                       101,396    12,018
                                                                         -------
TOTAL                                                                     42,849
                                                                         -------


32                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INTERNATIONAL CORE EQUITY FUND APRIL 30, 2006

                                                                          U.S. $
                                                                          VALUE
INVESTMENTS                                                  SHARES       (000)
--------------------------------------------------------------------------------
TAIWAN 2.22%
China Steel Corp.                                           8,852,720   $  8,643
United Microelectronics Corp.                              10,641,000      7,404
                                                                        --------
TOTAL                                                                     16,047
                                                                        --------
THAILAND 0.71%
TMB Bank Public Co., Ltd.*                                 46,124,337      5,162
                                                                        --------
TURKEY 1.26%
Koc, Holdings A.S.                                            956,530      5,243
Turkiye Vakiflar Bankasi T.A.O.*                              620,200      3,916
                                                                        --------
TOTAL                                                                      9,159
                                                                        --------
UNITED ARAB EMIRATES 0.85%
Investcom LLC GDR Registered Shares*                          404,640      6,130
                                                                        --------
UNITED KINGDOM 13.83%
BAE SYSTEMS plc                                             1,181,171      8,993
British American Tobacco plc                                  165,453      4,230
CSR plc*                                                      223,065      4,918
Enterprise Inns plc                                           319,002      5,427
Kesa Electricals plc                                        1,635,048      9,452
National Grid plc                                             411,021      4,314
Prudential plc                                                399,076      4,683
Punch Taverns plc                                             363,698      5,810
Royal Bank of Scotland Group (The) plc                        402,102     13,133
Shire plc                                                     278,000      4,334
Smith & Nephew plc                                            737,011      6,095
Tesco plc                                                   1,763,976     10,277
Tullow Oil plc                                                658,486      4,941
Vodafone Group plc                                          2,743,324      6,478
WPP Group plc                                                 571,321      7,053
                                                                        --------
TOTAL                                                                    100,138
                                                                        --------
UNITED STATES 1.52%
Las Vegas Sands Corp.*                                         91,480   $  5,929
Transocean Inc.*                                               62,630      5,077
                                                                        --------
TOTAL                                                                     11,006
                                                                        --------
TOTAL COMMON STOCKS (COST $604,951,785)                                  687,002
                                                                        ========
PREFERRED STOCK 1.45%
ProSiebenSat.1 Media AG (cost $8,072,146)                     380,268     10,535
                                                                        --------
TOTAL LONG-TERM INVESTMENTS (cost $613,023,931)                          697,537
                                                                        ========

                                                            PRINCIPAL
                                                              AMOUNT
                                                              (000)
                                                            ---------
SHORT-TERM INVESTMENT 1.37%
REPURCHASE AGREEMENT 1.37%
Repurchase Agreement
dated 4/28/2006,
4.13% due 5/1/2006
with State Street
Bank & Trust Co.
collateralized by
$10,785,000 of Federal
National Mortgage Assoc.
at 5.70% due 3/27/2023;
value: $10,151,381;
proceeds: $9,955,059
(cost $9,951,634)                                             $9,952       9,952
                                                                        --------
TOTAL INVESTMENTS IN SECURITIES 97.70%
(cost $622,975,565)                                                      707,489
                                                                        ========
FOREIGN CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES 2.30%                                                      16,648
                                                                        --------
NET ASSETS 100.00%                                                      $724,137
                                                                        ========

*    Non-income producing security.

(a)  Value is less than $1,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.


                     SEE NOTES TO FINANCIAL STATEMENTS.                       33

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2006

                                                                          U.S. $
                                                                          VALUE
INVESTMENTS                                                   SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS 96.69%
AUSTRALIA 1.81%
Downer Edi Ltd.                                                511,469   $ 3,373
Newcrest Mining Ltd.                                           152,994     2,650
                                                                         -------
TOTAL                                                                      6,023
                                                                         -------
AUSTRIA 1.27%
Wienerberger AG                                                 79,758     4,217
                                                                         -------
CANADA 2.29%
Addax Petroleum Corp.*                                          77,014     2,061
Alcan Inc.                                                      67,080     3,506
OPTI Canada Inc.*                                               53,618     2,053
                                                                         -------
TOTAL                                                                      7,620
                                                                         -------
CHINA 1.65%
Beauty China Holdings Ltd.                                   2,841,861     1,420
Celestial NutriFoods Ltd.                                    1,599,584     1,508
Suntech Power Holdings Co. ADR*                                 74,700     2,561
                                                                         -------
TOTAL                                                                      5,489
                                                                         -------
DENMARK 2.03%
GN Store Nord A/S                                              243,200     3,465
Topdanmark AS*                                                  25,152     3,296
                                                                         -------
TOTAL                                                                      6,761
                                                                         -------
FINLAND 0.99%
KCI Konecranes plc                                             177,903     3,297
                                                                         -------
FRANCE 5.76%
Casino Guichard-Perrachon S.A.                                  34,038     2,712
Ipsos S.A.                                                      22,235     3,274
Neopost S.A.                                                    50,468     5,708
Vallourec S.A.                                                   3,321     4,315
Zodiac S.A.                                                     48,957     3,169
                                                                         -------
TOTAL                                                                     19,178
                                                                         -------

GERMANY 13.83%
Arques Industries AG                                            16,150   $ 3,228
AWD Holding AG                                                 105,200     3,731
Fresenius Medical Care AG & Co. KGaA ADR                        96,600     3,865
Hannover Ruckversicherung AG                                    87,056     3,228
Hypo Real Estate Holding AG                                     71,239     4,981
IVG Immobilien AG                                              134,550     3,862
Patrizia Immobilien AG*                                         56,273     1,522
Puma AG Rudolf Dassler Sport                                     8,044     3,243
Rheinmetall AG                                                  55,684     4,493
Techem AG                                                       92,667     4,151
Vivacon Ag*                                                     99,273     5,323
Wacker Chemie AG*                                               33,626     4,412
                                                                         -------
TOTAL                                                                     46,039
                                                                         -------
GREECE 1.63%
Piraeus Bank S.A.*                                             171,932     5,418
                                                                         -------
HONG KONG 3.47%
AAC Acoustic Technology Holdings, Inc.*                      3,814,909     4,330
EganaGoldpfeil (Holdings) Ltd.                               9,079,421     3,806
Sinolink Worldwide Holdings Ltd.                            13,353,500     3,410
                                                                         -------
TOTAL                                                                     11,546
                                                                         -------
IRELAND 4.12%
DEPFA BANK plc                                                 107,913     2,026
FBD Holdings plc                                                69,555     3,334
Grafton Group plc Unit*                                        300,827     4,205
Irish Life & Permanent plc                                     163,151     4,162
                                                                         -------
TOTAL                                                                     13,727
                                                                         -------


34                      SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2006

                                                                          U.S. $
                                                                          VALUE
INVESTMENTS                                                    SHARES     (000)
--------------------------------------------------------------------------------
ITALY 3.59%
Davide Campari-Milano S.p.A                                    447,945   $ 4,380
Hera S.p.A                                                   1,066,410     3,444
Milano Assicurazioni S.p.A                                     535,800     4,134
                                                                         -------
TOTAL                                                                     11,958
                                                                         -------
JAPAN 15.26%
Avex Group Holdings Inc.                                        53,600     1,600
Diamond City Co., Ltd.                                          34,800     1,653
Don Quijote Co., Ltd.                                           23,100     1,970
Jupiter Telecommunications Co., Ltd.*                            4,156     3,026
K.K. daVinci Advisors*                                           2,354     2,626
Meisei Industrial Co., Ltd.*                                   249,000     1,815
MISUMI Group Inc.                                              132,400     2,913
Mitsui Mining & Smelting Co., Ltd.                             425,200     2,958
Nabtesco Corp.                                                 271,088     3,435
NGK INSULATORS, LTD.                                           204,000     2,922
Nitori Co., Ltd.                                                61,350     3,319
Ryowa Life Create Co., Ltd.                                    114,700     1,043
Shinko Electric Industries Co., Ltd.                            84,600     2,318
Sumitomo Rubber Industries, Ltd.                               228,300     3,264
Thk Co., Ltd.                                                  133,700     4,368
Tokuyama Corp.                                                 262,900     4,338
Yamada Denki Co., Ltd.                                          34,900     3,804
ZEON Corp.                                                     251,000     3,410
                                                                         -------
TOTAL                                                                     50,782
                                                                         -------
LUXEMBOURG 1.70%
Gemplus Int'l. S.A.*                                         1,086,744     3,277
Millicom Int'l Cellular S.A.*                                   48,407     2,380
                                                                         -------
TOTAL                                                                      5,657
                                                                         -------
NETHERLANDS 1.93%
Aalberts Industries N.V.                                        54,137   $ 4,412
LMA Int'l. N.V.*                                             3,767,621     2,002
                                                                         -------
TOTAL                                                                      6,414
                                                                         -------
NORWAY 2.99%
Det Norske Oljeselskap ASA                                     195,910     2,018
Petroleum Geo-Services ASA*                                     74,950     4,218
Songa Offshore ASA*                                            331,038     3,705
                                                                         -------
TOTAL                                                                      9,941
                                                                         -------
SINGAPORE 1.36%
Keppel Corp. Ltd.                                              374,000     3,619
Pearl Energy pte Ltd.*                                         739,104       912
                                                                         -------
TOTAL                                                                      4,531
                                                                         -------
SPAIN 4.37%
ACS, Actividades de
Construccion
y Servicios, S.A.                                               77,704     3,226
Enagas, S.A.                                                   187,704     4,130
Prosegur Compania de
Seguridad, S.A.                                                179,936     4,778
Tubacex, S.A.                                                  359,408     2,399
                                                                         -------
TOTAL                                                                     14,533
                                                                         -------
SWEDEN 2.46%
Getinge AB Class B                                             232,300     4,025
KappAhl Holding AB                                             528,335     4,146
                                                                         -------
TOTAL                                                                      8,171
                                                                         -------
SWITZERLAND 1.58%
Geberit AG*                                                      3,350     3,909
Nobel Biocare
Holding AG                                                       5,426     1,341
                                                                         -------
TOTAL                                                                      5,250
                                                                         -------
TAIWAN 0.77%
Yuanta Core Pacific
Securities Co., Ltd.                                         3,350,000     2,562
                                                                         -------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     35

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2006

                                                                         U.S. $
                                                                          VALUE
INVESTMENTS                                                  SHARES       (000)
--------------------------------------------------------------------------------
THAILAND 3.72%
Bangkok Bank plc                                            1,495,732   $  4,743
Charoen Pokphand Foods plc                                  8,952,589      1,312
Italian-Thai Development Public Co. Ltd.                    6,592,585      1,265
Siam Cement Public Co. Ltd. (The)                             186,300      1,261
TMB Bank Public Co., Ltd.*                                 34,004,269      3,805
                                                                        --------
TOTAL                                                                     12,386
                                                                        --------
TURKEY 1.10%
Turkiye Is Bankasi A.S. (Isbank) Registered Shares GDR        211,200      1,775
Turkiye Vakiflar Bankasi T.A.O.*                              299,820      1,893
                                                                        --------
TOTAL                                                                      3,668
                                                                        --------
UNITED ARAB EMIRATES 0.84%
Investcom LLC GDR*                                            184,477      2,795
                                                                        --------
UNITED KINGDOM 15.12%
AWG plc                                                       152,425      3,224
Balfour Beatty plc                                            555,142      3,634
CSR plc*                                                      204,936      4,518
Intertek Group plc                                            320,825      4,824
Kensington Group plc                                          158,635      3,275
Man Group plc                                                  89,606      4,129
Michael Page Int'l. plc                                       650,124      4,541
Northgate Information Solutions plc*                        1,284,038      1,826
Northgate plc                                                  72,398      1,452
Peter Hambro Mining plc*                                      139,984      4,207
Punch Taverns plc                                             263,734      4,213
RHM plc                                                       738,941      3,652
Slough Estates plc                                            283,897      3,168
Tullow Oil plc                                                487,151      3,656
                                                                        --------
TOTAL                                                                     50,319
                                                                        --------
UNITED STATES 1.05%
Las Vegas Sands Corp.*                                         53,723   $  3,482
                                                                        --------
TOTAL COMMON STOCKS
(cost $241,822,925)                                                      321,764
                                                                        ========

                                                            PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                            ---------
SHORT-TERM INVESTMENT 1.92%

REPURCHASE AGREEMENT 1.92%
Repurchase Agreement dated 4/28/2006, 4.13% due 5/1/2006
with State Street Bank & Trust Co. collateralized by
$6,935,000 of Federal National Mortgage Assoc. at 5.70%
due 3/27/2023; value: $6,527,569; proceeds: $6,400,493
(cost $6,398,291)                                              $6,398      6,398
                                                                        --------
TOTAL INVESTMENTS IN SECURITIES 98.61%
(cost $248,221,216)                                                      328,162
                                                                        ========
FOREIGN CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES
1.39%                                                                      4,637
                                                                        --------
NET ASSETS 100.00%                                                      $332,799
                                                                        ========

* Non-income producing security.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

Unit More than one class of securities traded together.


36                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE-CAP VALUE FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCKS 93.20%
AEROSPACE 1.04%
Boeing Co. (The)                                                  2,660   $  222
Lockheed Martin Corp.                                             1,130       86
Northrop Grumman Corp.                                            3,220      215
                                                                          ------
TOTAL                                                                        523
                                                                          ------
AGRICULTURE, FISHING & RANCHING 1.24%
Monsanto Co.                                                      7,486      624
                                                                          ------
AUTOMOBILES 0.51%
Honda Motor Co.,  Ltd. ADR                                        7,220      256
                                                                          ------
BANKS 6.79%
Bank of America Corp.                                            14,250      711
Bank of New York  Co., Inc. (The)                                21,731      764
Commerce Bancorp, Inc.                                              160        7
JPMorgan Chase & Co.                                             22,040    1,000
Marshall & Ilsley Corp.                                           4,120      188
Mitsubishi UFJ Financial Group, Inc. ADR                         18,620      292
PNC Financial Services  Group, Inc. (The)                         3,430      245
SunTrust Banks, Inc.                                              2,650      205
                                                                          ------
TOTAL                                                                      3,412
                                                                          ------
BEVERAGE: SOFT DRINKS 2.56%
Coca-Cola Co. (The)                                              10,970      460
Coca-Cola  Enterprises, Inc.                                      9,730      190
PepsiCo, Inc.                                                    10,952      638
                                                                          ------
TOTAL                                                                      1,288
                                                                          ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.25%
Baxter Int'l., Inc.                                              16,623      627
                                                                          ------
CHEMICALS 1.06%
Praxair, Inc.                                                     9,454      531
                                                                          ------
COMMUNICATIONS TECHNOLOGY 0.77%
Motorola, Inc.                                                   18,075   $  386
                                                                          ------
COMPUTER TECHNOLOGY 2.74%
Electronic Data Systems Corp.                                    16,650      451
Hewlett-Packard Co.                                              18,070      587
Sun Microsystems, Inc.*                                          67,560      338
                                                                          ------
TOTAL                                                                      1,376
                                                                          ------
CONSUMER PRODUCTS 1.08%
Kimberly-Clark Corp.                                              9,260      542
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES 1.73%
Citigroup, Inc.                                                  15,599      779
Morgan Stanley                                                    1,380       89
                                                                          ------
TOTAL                                                                        868
                                                                          ------
DIVERSIFIED PRODUCTION 0.26%
Dover Corp.                                                       2,680      133
                                                                          ------
DRUG & GROCERY STORE CHAINS 1.62%
Kroger Co. (The)*                                                40,075      812
                                                                          ------
DRUGS & PHARMACEUTICALS 12.71%
Abbott Laboratories                                               6,690      286
GlaxoSmithKline plc ADR                                          10,890      619
Johnson & Johnson                                                 5,980      350
MedImmune, Inc.*                                                  7,980      251
Merck & Co., Inc.                                                13,344      459
Novartis AG ADR                                                  22,113    1,272
Pfizer, Inc.                                                     43,450    1,101
Schering-Plough Corp.                                            13,916      269
Teva Pharmaceutical Industries Ltd. ADR                          11,900      482
Wyeth                                                            26,705    1,300
                                                                          ------
TOTAL                                                                      6,389
                                                                          ------
ELECTRICAL EQUIPMENT & COMPONENTS 2.07%
Emerson Electric Co.                                             12,241    1,040
                                                                          ------
ELECTRONICS: MEDICAL SYSTEMS 1.04%
Medtronic, Inc.                                                  10,430      523
                                                                          ------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     37

LARGE-CAP VALUE FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
ELECTRONICS: TECHNOLOGY 2.10%
General Dynamics Corp.                                            5,740   $  377
Raytheon Co.                                                     15,320      678
                                                                          ------
TOTAL                                                                      1,055
                                                                          ------
ENGINEERING & CONTRACTING SERVICES 1.17%
Fluor Corp.                                                       6,350      590
                                                                          ------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.64%
Automatic Data Processing, Inc.                                  18,650      822
                                                                          ------
FINANCIAL: MISCELLANEOUS 1.16%
Federal Home Loan Mortgage Corp.                                  5,160      315
Federal National Mortgage Assoc.                                  5,280      267
                                                                          ------
TOTAL                                                                        582
                                                                          ------
FOODS 3.61%
Campbell Soup Co.                                                22,350      718
Kraft Foods, Inc. Class A                                        35,115    1,097
                                                                          ------
TOTAL                                                                      1,815
                                                                          ------
GOLD 3.61%
Barrick Gold Corp.(a)                                            23,540      717
Newmont Mining Corp.                                             18,842    1,100
                                                                          ------
TOTAL                                                                      1,817
                                                                          ------
HEALTH & PERSONAL CARE 0.12%
Medco Health  Solutions, Inc.*                                    1,120       60
                                                                          ------
IDENTIFICATION CONTROL & FILTER DEVICES 1.94%
Pall Corp.                                                        7,790      235
Parker Hannifin Corp.                                             9,099      738
                                                                          ------
TOTAL                                                                        973
                                                                          ------
INSURANCE: MULTI-LINE 2.36%
Aflac, Inc.                                                      12,160      578
American Int'l. Group, Inc. (The)                                 9,352   $  610
                                                                          ------
TOTAL                                                                      1,188
                                                                          ------
INSURANCE: PROPERTY-CASUALTY 1.09%
ACE Ltd.(a)                                                       5,240      291
XL Capital Ltd. Class A(a)                                        3,870      255
                                                                          ------
TOTAL                                                                        546
                                                                          ------
MACHINERY: AGRICULTURAL 0.91%
Deere & Co.                                                       5,236      460
                                                                          ------
MACHINERY: CONSTRUCTION & HANDLING 0.81%
Caterpillar, Inc.                                                 5,380      407
                                                                          ------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.70%
Baker Hughes, Inc.                                                6,832      552
Schlumberger, Ltd.(a)                                            18,918    1,308
                                                                          ------
TOTAL                                                                      1,860
                                                                          ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 0.77%
Boston Scientific Corp.*                                         16,640      387
                                                                          ------
MISCELLANEOUS: CONSUMER STAPLES 1.46%
Diageo plc ADR                                                   11,115      736
                                                                          ------
MULTI-SECTOR COMPANIES 2.74%
Eaton Corp.                                                       3,302      253
General Electric Co.                                             24,360      843
Honeywell Int'l., Inc.                                            6,670      283
                                                                          ------
TOTAL                                                                      1,379
                                                                          ------
OIL: INTEGRATED INTERNATIONAL 5.12%
BP plc ADR                                                        6,860      506
Exxon Mobil Corp.                                                32,751    2,066
                                                                          ------
TOTAL                                                                      2,572
                                                                          ------
PAPER 2.22%
International Paper Co.                                          30,675    1,115
                                                                          ------


38                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LARGE-CAP VALUE FUND APRIL 30, 2006

                                                                          VALUE
INVESTMENTS                                                     SHARES    (000)
--------------------------------------------------------------------------------
PUBLISHING: NEWSPAPERS 0.44%
Tribune Co.                                                      7,587   $   219
                                                                         -------
RAILROADS 1.31%
Union Pacific Corp.                                              7,200       657
                                                                         -------
RETAIL 1.16%
Federated Department Stores, Inc.                                1,320       103
Wal-Mart Stores, Inc.                                           10,690       481
                                                                         -------
TOTAL                                                                        584
                                                                         -------
SERVICES: COMMERCIAL 2.17%
IAC/InterActiveCorp*                                            11,545       333
Waste Management, Inc.                                          20,210       757
                                                                         -------
TOTAL                                                                      1,090
                                                                         -------
SOAPS & HOUSEHOLD CHEMICALS 4.33%
Clorox Co. (The)                                                 7,590       487
Procter & Gamble Co. (The)                                      28,979     1,687
                                                                         -------
TOTAL                                                                      2,174
                                                                         -------
UTILITIES: CABLE TV & RADIO 1.70%
Comcast Corp. Class A*                                          27,678       853
                                                                         -------
UTILITIES: ELECTRICAL 2.04%
Ameren Corp.                                                     5,820       293
PG&E Corp.                                                      11,580       461
Southern Co.                                                     8,490       274
                                                                         -------
TOTAL                                                                      1,028
                                                                         -------
UTILITIES: GAS PIPELINES 0.69%
El Paso Corp.                                                   26,925       348
                                                                         -------
UTILITIES: TELECOMMUNICATIONS 4.36%
AT&T Inc.                                                       37,090       972
BellSouth Corp.                                                 14,360       485
Sprint Nextel Corp.                                              7,490       186
Verizon Communications, Inc.                                    16,575       547
                                                                         -------
TOTAL                                                                      2,190
                                                                         -------
TOTAL COMMON STOCKS (cost $41,617,671)                                    46,837
                                                                         =======

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
INVESTMENTS                                                     (000)     (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.72%
REPURCHASE AGREEMENT 4.72%
Repurchase Agreement dated 4/28/2006,
4.13% due 5/1/2006 with State Street Bank & Trust Co.
collateralized by $2,555,000 of Federal
Home Loan Mortgage Corp. at 2.00% due 3/5/2019;
value: $2,420,863; proceeds: $2,374,182
(cost $2,373,365)                                              $2,373    $ 2,373
                                                                         -------
TOTAL INVESTMENTS IN SECURITIES 97.92%
(cost $43,991,036)                                                        49,210
                                                                         =======
OTHER ASSETS IN EXCESS OF LIABILITIES 2.08%                                1,047
                                                                         -------
NET ASSETS 100.00%                                                       $50,257
                                                                         =======

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

ADR  American Depositary Receipt.


                      SEE NOTES TO FINANCIAL STATEMENTS.                      39

SCHEDULE OF INVESTMENTS (UNAUDITED)
VALUE OPPORTUNITIES FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                    SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS 84.92%
ADVERTISING AGENCY 0.65%
Interpublic Group of Cos., Inc. (The)*                           18,055   $  173
                                                                          ------
AEROSPACE 0.99%
Alliant Techsystems Inc.*                                         1,970      158
Teledyne Technologies Inc.*                                       2,945      107
                                                                          ------
TOTAL                                                                        265
                                                                          ------
AUTO PARTS: ORIGINAL EQUIPMENT 0.75%
BorgWarner, Inc.                                                  3,290      200
                                                                          ------
BANKS: 2.45%
Colonial BancGroup Inc. (The)                                     6,560      170
Cullen/Frost Bankers, Inc.                                        4,705      272
East West Bancorp, Inc.                                           5,370      213
                                                                          ------
TOTAL                                                                        655
                                                                          ------
BEVERAGE: BREWERS 0.86%
Molson Coors Brewing Co.                                          3,100      229
                                                                          ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 0.61%
Invitrogen Corp.*                                                 2,460      162
                                                                          ------
COMMUNICATIONS TECHNOLOGY 7.07%
Anixter Int'l. Inc.                                              20,260    1,030
CommScope, Inc.*                                                  8,095      267
Comtech Telecommunications Corp.*                                14,860      423
McAfee, Inc.*                                                     6,470      169
                                                                          ------
TOTAL                                                                      1,889
                                                                          ------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 1.55%
BearingPoint, Inc.*                                              13,585      126
CACI Int'l. Inc. Class A*                                         4,585      287
                                                                          ------
TOTAL                                                                        413
                                                                          ------
COMPUTER TECHNOLOGY 1.52%
Zebra Technologies Corp. Class A*                                10,260   $  407
                                                                          ------
CONSUMER PRODUCTS 0.82%
RC2 Corp.*                                                        5,550      219
                                                                          ------
CONTAINERS & PACKAGING: PAPER & PLASTIC 1.48%
Sonoco Products Co.                                              12,645      396
                                                                          ------
DIVERSIFIED MANUFACTURING 1.87%
American Standard Cos. Inc.                                       6,520      284
Ashland, Inc.                                                     3,285      216
                                                                          ------
TOTAL                                                                        500
                                                                          ------
DIVERSIFIED PRODUCTION 1.69%
Dover Corp.                                                       9,055      450
                                                                          ------
DRUGS & PHARMACEUTICALS 2.34%
Hospira, Inc.*                                                   11,440      441
Mylan Laboratories, Inc.                                          8,445      184
                                                                          ------
TOTAL                                                                        625
                                                                          ------
ELECTRICAL & ELECTRONICS 1.13%
Benchmark Electronics, Inc.*                                     11,055      302
                                                                          ------
ELECTRICAL EQUIPMENT & COMPONENTS 1.86%
Cooper Industries Ltd., Class A                                   3,810      349
General Cable Inc.*                                               4,680      148
                                                                          ------
TOTAL                                                                        497
                                                                          ------
ELECTRONICS 3.03%
Orbotech Ltd.*(a)                                                15,930      405
Vishay Intertechnology, Inc.*                                    25,920      405
                                                                          ------
TOTAL                                                                        810
                                                                          ------
ELECTRONICS: INSTRUMENTS, GAUGES & METERS 0.72%
Thermo Electron Corp.*                                            4,975      192
                                                                          ------


40                     SEE NOTES TO FINANCIAL STATEMENTS.

VALUE OPPORTUNITIES FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
ENGINEERING & CONTRACTING SERVICES 1.74%
Quanta Services, Inc.*                                           24,940   $  405
URS Corp.*                                                        1,370       59
                                                                          ------
TOTAL                                                                        464
                                                                          ------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.88%
Alliance Data Systems Corp.*                                      4,285      236
                                                                          ------
FINANCIAL INFORMATION SERVICES 0.44%
Interactive Data Corp.                                            5,290      118
                                                                          ------
FINANCIAL: MISCELLANEOUS 1.10%
Financial Federal Corp.                                          10,325      293
                                                                          ------
HEALTH & PERSONAL CARE 0.69%
Amedisys, Inc.*                                                   5,540      184
                                                                          ------
HEALTHCARE MANAGEMENT SERVICES 0.60%
IMS Health Inc.                                                   5,915      161
                                                                          ------
HOUSEHOLD EQUIPMENT & PRODUCTS 0.73%
Stanley Works (The)                                               3,710      194
                                                                          ------
HOUSEHOLD FURNISHINGS 1.57%
Ethan Allen Interiors, Inc.                                       9,310      418
                                                                          ------
IDENTIFICATION CONTROL & FILTER DEVICES 2.24%
Parker Hannifin Corp.                                             2,140      173
Waters Corp.*                                                     6,330      287
Watts Industries Inc.                                             4,010      137
                                                                          ------
TOTAL                                                                        597
                                                                          ------
INSURANCE: MULTI-LINE 1.64%
Assurant, Inc.                                                    9,075      437
                                                                          ------
INSURANCE: PROPERTY-CASUALTY 1.40%
HCC Insurance
Holdings, Inc.                                                   11,205      375
                                                                          ------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.30%
Hanover Compressor Co.*                                          17,275      348
                                                                          ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 0.97%
Fisher Scientific Int'l. Inc.*                                    3,690   $  260
                                                                          ------
METALS & MINERALS MISCELLANEOUS 0.88%
AMCOL Int'l., Corp.                                               8,200      236
                                                                          ------
MULTI-SECTOR COMPANIES 6.43%
Carlisle Cos., Inc.                                               8,550      723
Trinity Industries, Inc.                                         15,655      994
                                                                          ------
TOTAL                                                                      1,717
                                                                          ------
PAINTS & COATINGS 1.46%
Valspar Corp. (The)                                              13,760      389
                                                                          ------
REAL ESTATE INVESTMENT TRUSTS 1.66%
Highland Hospitality Corp.                                       13,393      173
Host Hotels & Resorts Inc.                                       12,920      271
                                                                          ------
TOTAL                                                                        444
                                                                          ------
RENTAL & LEASING SERVICES: COMMERCIAL 5.19%
GATX Financial Corp.                                              2,601      122
United Rentals, Inc.*                                            23,635      843
Williams Scotsman Int'l., Inc.*                                  17,145      421
                                                                          ------
TOTAL                                                                      1,386
                                                                          ------
RESTAURANTS 1.43%
Benihana Inc. Class A*                                           10,678      383
                                                                          ------
RETAIL 1.02%
Group 1 Automotive, Inc.                                          2,870      157
School Specialty, Inc.*                                           3,165      115
                                                                          ------
TOTAL                                                                        272
                                                                          ------
SERVICES: COMMERCIAL 4.97%
Allied Waste Industries, Inc.*                                   18,905      268
Cintas Corp.                                                      4,175      175
Copart, Inc.*                                                    11,420      307
CRA Int'l., Inc.*                                                 6,645      324
Manpower Inc.                                                     3,905      254
                                                                          ------
TOTAL                                                                      1,328
                                                                          ------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     41

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
VALUE OPPORTUNITIES FUND APRIL 30, 2006

                                                                          VALUE
INVESTMENTS                                                     SHARES    (000)
--------------------------------------------------------------------------------
SHIPPING 0.67%
Horizon Lines Inc. Class A                                      13,015   $   178
                                                                         -------
STEEL 1.75%
Gibraltar Industries, Inc.                                       8,365       233
Steel Dynamics, Inc.                                             3,770       235
                                                                         -------
TOTAL                                                                        468
                                                                         -------
TELECOMMUNICATIONS EQUIPMENT 3.40%
Belden CDT Inc.                                                 15,200       476
Crown Castle Int'l. Corp.*                                      12,850       432
                                                                         -------
TOTAL                                                                        908
                                                                         -------
TRUCKERS 3.22%
Con-way Inc.                                                     6,560       366
Heartland Express, Inc.                                          5,710       139
Swift Transportation Co., Inc.                                  11,895       356
                                                                         -------
TOTAL                                                                        861
                                                                         -------
UTILITIES: ELECTRICAL 2.35%
Avista Corp.                                                     4,255        89
IDACORP, Inc.                                                    8,393       286
PNM Resources, Inc.                                              9,965       252
                                                                         -------
TOTAL                                                                        627
                                                                         -------
UTILITIES: GAS DISTRIBUTORS 3.80%
AGL Resources, Inc.                                              9,035       320
Piedmont Natural Gas Co., Inc.                                  12,905       317
UGI Corp.                                                       16,855       378
                                                                         -------
TOTAL                                                                      1,015
                                                                         -------
TOTAL COMMON STOCKS
(cost $21,547,385)                                                        22,681
                                                                         =======

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
INVESTMENTS                                                   (000)      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 15.23%

REPURCHASE AGREEMENT 15.23%
Repurchase Agreement dated 4/28/2006, 4.13% due 5/1/2006
with State Street Bank & Trust Co. collateralized by
$4,380,000 of Federal Home Loan Mortgage Corp. at 2.00%
due 3/5/2019; value: $4,150,050; proceeds: $4,069,722
(cost $4,068,322)                                              $4,068   $ 4,068
                                                                        -------
TOTAL INVESTMENTS IN SECURITIES 100.15%
(cost $25,615,707)                                                       26,749
                                                                        =======
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (0.15%)                      (40)
                                                                        -------
NET ASSETS 100.00%                                                      $26,709
                                                                        =======

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.


42                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2006

                                                                                             INTERNATIONAL
                                                                ALL VALUE   ALPHA STRATEGY     CORE EQUITY
                                                                     FUND             FUND            FUND
ASSETS:
Investments in securities, at cost                         $2,553,186,447    $216,732,914     $622,975,565
----------------------------------------------------------------------------------------------------------
Investments in securities, at value                        $3,022,044,749    $292,856,230     $707,488,504
Foreign cash, at value (cost $7,874,978)                               --              --        7,884,732
Receivables:
   Interest and dividends                                       2,122,777           1,950        1,829,105
   Investment securities sold                                  42,074,386              --       14,827,320
   Capital shares sold                                          8,014,662       3,249,596        9,783,474
   From affiliates                                                     --          56,358               --
Prepaid expenses and other assets                                 155,988          46,756          116,661
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                3,074,412,562     296,210,890      741,929,796
----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                             73,375,956       1,289,070       16,238,671
   Capital shares reacquired                                    2,981,158         388,714          656,668
   Management fees                                              1,251,099              --          399,199
   12b-1 distribution fees                                      1,510,146         160,783          284,493
   Fund administration                                             94,146              --           21,291
   Trustees' fees                                                 294,835          15,616           12,624
   To affiliate (See Note 3)                                           --              --            4,068
Accrued expenses and other liabilities                            995,249          73,399          176,131
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              80,502,589       1,927,582       17,793,145
==========================================================================================================
NET ASSETS                                                 $2,993,909,973    $294,283,308     $724,136,651
==========================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $2,388,798,670    $220,670,545     $608,218,843
Undistributed (distributions in excess of)
   net investment income                                        2,786,353        (586,208)        (200,897)
Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                  133,466,648      (1,924,345)      31,552,194
Net unrealized appreciation on investments
   and translation of assets and liabilities
   denominated in foreign currencies                          468,858,302      76,123,316       84,566,511
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $2,993,909,973    $294,283,308     $724,136,651
==========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $2,097,599,972    $179,595,039     $520,510,790
Class B Shares                                             $  277,002,377    $ 57,982,348     $ 41,595,512
Class C Shares                                             $  596,178,011    $ 55,780,129     $114,480,295
Class P Shares                                             $   19,652,079              --     $     54,421
Class Y Shares                                             $    3,477,534    $    925,792     $ 47,495,633
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                161,362,483       7,389,712       34,805,126
Class B Shares                                                 22,029,073       2,471,038        2,814,453
Class C Shares                                                 47,566,506       2,376,842        7,745,804
Class P Shares                                                  1,523,356              --            3,640
Class Y Shares                                                    266,499          38,010        3,160,315
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $        13.00    $      24.30     $      14.96
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)            $        13.79    $      25.78     $      15.87
Class B Shares-Net asset value                             $        12.57    $      23.46     $      14.78
Class C Shares-Net asset value                             $        12.53    $      23.47     $      14.78
Class P Shares-Net asset value                             $        12.90              --     $      14.95
Class Y Shares-Net asset value                             $        13.05    $      24.36     $      15.03
==========================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     43

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONCLUDED)
APRIL 30, 2006

                                                           INTERNATIONAL                         VALUE
                                                           OPPORTUNITIES     LARGE-CAP   OPPORTUNITIES
                                                                    FUND    VALUE FUND            FUND
ASSETS:
Investments in securities, at cost                         $248,221,216    $43,991,036    $25,615,707
------------------------------------------------------------------------------------------------------
Investments in securities, at value                        $328,161,895    $49,210,079    $26,749,557
Cash                                                                 --             --         10,238
Foreign cash, at value (cost $7,033,557)                      7,210,053             --             --
Receivables:
   Interest and dividends                                       643,791         77,589          5,411
   Investment securities sold                                 1,500,321      1,181,259      1,706,290
   Capital shares sold                                        1,124,069         69,215      1,407,514
   From advisor                                                      --         11,615          9,275
Prepaid expenses and other assets                                53,238         39,248          8,341
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                338,693,367     50,589,005     29,896,626
------------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                            5,180,932        207,309      3,146,792
   Capital shares reacquired                                    210,667         13,393         16,637
   Management fees                                              189,122         15,374         12,666
   12b-1 distribution fees                                      110,554         10,011          8,112
   Fund administration                                           10,042          1,538            676
   Trustees' fees                                                22,165          2,741              2
   To affiliate (See Note 3)                                     22,543             --             --
Accrued expenses and other liabilities                          148,338         81,166          2,297
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                             5,894,363        331,532      3,187,182
======================================================================================================
NET ASSETS                                                 $332,799,004    $50,257,473    $26,709,444
======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                            $303,866,082    $44,907,938    $24,809,285
Undistributed (distributions in excess of)
   net investment income                                        (11,525)       222,825          5,254
Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                (51,173,170)       (92,333)       761,055
Net unrealized appreciation on investments
   and translation of assets and liabilities
   denominated in foreign currencies                         80,117,617      5,219,043      1,133,850
------------------------------------------------------------------------------------------------------
NET ASSETS                                                 $332,799,004    $50,257,473    $26,709,444
======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                             $144,677,270    $16,609,808    $20,408,443
Class B Shares                                             $ 39,807,182    $ 2,359,354    $ 1,363,488
Class C Shares                                             $ 29,036,040    $ 3,785,615    $ 2,992,866
Class P Shares                                             $    910,106    $    14,252    $    11,880
Class Y Shares                                             $118,368,406    $27,488,444    $ 1,932,767
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                9,116,890      1,235,740      1,717,158
Class B Shares                                                2,598,661        177,837        114,964
Class C Shares                                                1,904,925        285,476        252,335
Class P Shares                                                   56,696      1,059.274          1,000
Class Y Shares                                                7,301,363      2,036,935        162,406
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                             $      15.87    $     13.44    $     11.89
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)               $      16.84    $     14.26    $     12.62
Class B Shares-Net asset value                             $      15.32    $     13.27    $     11.86
Class C Shares-Net asset value                             $      15.24    $     13.26    $     11.86
Class P Shares-Net asset value                             $      16.05    $     13.45    $     11.88
Class Y Shares-Net asset value                             $      16.21    $     13.49    $     11.90
======================================================================================================


44                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED APRIL 30, 2006

                                                                                       INTERNATIONAL
                                                         ALL VALUE    ALPHA STRATEGY    CORE EQUITY
                                                           FUND            FUND             FUND
INVESTMENT INCOME:
Dividends                                              $ 22,535,990    $        --     $  4,094,410
Interest and other                                        1,811,006         94,295          365,698
Foreign withholding tax                                    (156,346)            --         (325,660)
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  24,190,650         94,295        4,134,448
----------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                           7,350,652        106,972        1,820,876
12b-1 distribution plan-Class A                           3,365,980        214,517          622,261
12b-1 distribution plan-Class B                           1,290,762        256,909          137,616
12b-1 distribution plan-Class C                           2,753,902        196,475          369,365
12b-1 distribution plan-Class P                              36,945             --               48
Shareholder servicing                                     2,232,309        225,356          451,915
Professional                                                 39,161         13,287           23,875
Reports to shareholders                                     216,286         13,789           47,398
Fund administration                                         550,364             --           97,113
Custody                                                      66,521          3,340          206,031
Trustees' fees                                               65,672          4,436            8,189
Registration                                                197,813         35,598           77,526
Subsidy (See Note 3)                                             --             --           20,593
Other                                                        19,124          2,186            4,476
----------------------------------------------------------------------------------------------------
Gross expenses                                           18,185,491      1,072,865        3,887,282
   Expense reductions (See Note 7)                          (41,658)        (2,675)          (6,034)
   Expenses assumed by Underlying Funds (See Note 3)             --       (295,317)              --
   Management fee waived (See Note 3)                            --       (106,972)              --
----------------------------------------------------------------------------------------------------
NET EXPENSES                                             18,143,833        667,901        3,881,248
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              6,046,817       (573,606)         253,200
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Capital gains received from Underlying Funds                     --      5,240,213               --
Net realized gain on investments
   and foreign currency related transactions
   (net of foreign capital gains tax of
   $0, $0, and $112,114, respectively)                  133,583,032             --       32,227,708
Net change in unrealized appreciation
   on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                   248,670,675     46,379,199       70,201,300
====================================================================================================
NET REALIZED AND UNREALIZED GAIN                        382,253,707     51,619,412      102,429,008
====================================================================================================
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $388,300,524    $51,045,806     $102,682,208
====================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     45

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
FOR THE PERIOD ENDED APRIL 30, 2006

                                                   INTERNATIONAL                    VALUE
                                                   OPPORTUNITIES    LARGE-CAP   OPPORTUNITIES
                                                        FUND       VALUE FUND       FUND*
INVESTMENT INCOME:
Dividends                                           $ 2,000,570    $  474,502    $   23,286
Interest and other                                      104,558        42,206        33,487
Foreign withholding tax                                (107,712)       (3,681)           --
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                               1,997,416       513,027        56,773
---------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                         956,214        91,043        28,589
12b-1 distribution plan-Class A                         198,044        26,597        10,412
12b-1 distribution plan-Class B                         164,212        10,332         1,532
12b-1 distribution plan-Class C                         112,522        17,284         3,345
12b-1 distribution plan-Class P                             323            30            18
Shareholder servicing                                   256,748        33,646         7,808
Professional                                             25,081        18,260        19,139
Reports to shareholders                                  15,010        15,186        10,882
Fund administration                                      50,998         9,104         1,525
Custody                                                  59,121        12,478         8,770
Trustees' fees                                            5,406           984            29
Registration                                             36,281        39,898         2,221
Subsidy (See Note 3)                                    112,644            --            --
Other                                                     1,990           595         2,692
---------------------------------------------------------------------------------------------
Gross expenses                                        1,994,594       275,437        96,962
   Expense reductions (See Note 7)                       (4,581)         (589)          (83)
   Expenses assumed by advisor (See Note 3)                  --       (84,041)      (45,360)
---------------------------------------------------------------------------------------------
NET EXPENSES                                          1,990,013       190,807        51,519
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     7,403       322,220         5,254
---------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments
   and foreign currency related transactions
   (net of foreign capital gains tax of $13,962,
   $0, and $0, respectively)                         34,323,746        33,104       761,055
Net change in unrealized appreciation
   on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                37,309,698     4,821,386     1,133,850
=============================================================================================
NET REALIZED AND UNREALIZED GAIN                     71,633,444     4,854,490     1,894,905
=============================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                       $71,640,847    $5,176,710    $1,900,159
=============================================================================================

* For the period December 20, 2005 (commencement of investment operations) to April 30, 2006.


46                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED APRIL 30, 2006

                                                                    ALPHA      INTERNATIONAL
                                                  ALL VALUE       STRATEGY      CORE EQUITY
INCREASE IN NET ASSETS                               FUND           FUND            FUND
OPERATIONS:
Net investment income (loss)                   $    6,046,817   $   (573,606)  $    253,200
Capital gains received from Underlying Funds               --      5,240,213           --
Net realized gain on investment and foreign
   currency related transactions                  133,583,032             --     32,227,708
Net change in unrealized appreciation
   on investments and translation of assets
   and liabilities denominated in foreign
   currencies                                     248,670,675     46,379,199     70,201,300
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                     388,300,524     51,045,806    102,682,208
============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                         (8,298,899)            --     (1,151,991)
   Class B                                                 --             --        (32,546)
   Class C                                                 --             --        (83,865)
   Class P                                            (70,338)            --            (45)
   Class Y                                            (20,815)            --       (108,654)
Net realized gain
   Class A                                       (122,757,644)            --     (7,353,570)
   Class B                                        (17,224,695)            --       (568,199)
   Class C                                        (36,819,753)            --     (1,470,008)
   Class P                                           (998,437)            --           (453)
   Class Y                                           (182,163)            --       (491,686)
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (186,372,744)            --    (11,261,017)
============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                 308,920,007     99,102,238    337,562,292
Reinvestment of distributions                     165,079,477             --     10,163,994
Cost of shares redeemed                          (223,790,155)   (22,220,657)   (24,252,745)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                     250,209,329     76,881,581    323,473,541
============================================================================================
NET INCREASE IN NET ASSETS                        452,137,109    127,927,387    414,894,732
============================================================================================
NET ASSETS:
Beginning of period                             2,541,772,864    166,355,921    309,241,919
--------------------------------------------------------------------------------------------
END OF PERIOD                                  $2,993,909,973   $294,283,308   $724,136,651
============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                       $    2,786,353   $   (586,208)  $   (200,897)
============================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     47

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)(CONCLUDED)
FOR THE PERIOD ENDED APRIL 30, 2006

                                               INTERNATIONAL                     VALUE
                                               OPPORTUNITIES    LARGE-CAP    OPPORTUNITIES
INCREASE IN NET ASSETS                             FUND         VALUE FUND       FUND*
OPERATIONS:
Net investment income                          $      7,403    $   322,220    $     5,254
Net realized gain on investment and foreign
   currency related transactions                 34,323,746         33,104        761,055
Net change in unrealized appreciation
   on investments and translation of assets
   and liabilities denominated in foreign
   currencies                                    37,309,698      4,821,386      1,133,850
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                    71,640,847      5,176,710      1,900,159
==========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                               --       (129,227)            --
   Class B                                               --         (6,435)            --
   Class C                                               --        (13,656)            --
   Class P                                               --           (101)            --
   Class Y                                               --       (242,031)            --
Net realized gain
   Class A                                               --       (330,265)            --
   Class B                                               --        (45,427)            --
   Class C                                               --        (75,035)            --
   Class P                                               --           (304)            --
   Class Y                                               --       (465,494)            --
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      --     (1,307,975)            --
==========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                77,984,957      9,633,993     25,660,595
Reinvestment of distributions                            --      1,177,868             --
Cost of shares redeemed                         (18,541,062)    (2,678,177)      (851,310)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                    59,443,895      8,133,684     24,809,285
==========================================================================================
NET INCREASE IN NET ASSETS                      131,084,742     12,002,419     26,709,444
==========================================================================================
NET ASSETS:
Beginning of period                             201,714,262     38,255,054             --
------------------------------------------------------------------------------------------
END OF PERIOD                                  $332,799,004    $50,257,473    $26,709,444
==========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                       $    (11,525)   $   222,825    $     5,254
==========================================================================================

* For the period December 20, 2005 (commencement of investment operations) to April 30, 2006.


48                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2005

                                                                             ALPHA       INTERNATIONAL
INCREASE IN NET ASSETS                                 ALL VALUE FUND   STRATEGY FUND  CORE EQUITY FUND
OPERATIONS:
Net investment income (loss)                           $    9,918,516   $   (575,191)    $  1,153,063
Capital gains received from Underlying Funds                       --      3,446,887               --
Net realized gain (loss) on investment and
   foreign currency related transactions                  179,115,531        (41,326)      10,807,813
Net change in unrealized appreciation
   (depreciation) on investments and translation
   of assets and liabilities denominated in
   foreign currencies                                       9,681,086     24,800,109       10,523,691
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      198,715,133     27,630,479       22,484,567
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                 (7,886,462)      (454,589)         (54,718)
   Class B                                                   (231,659)            --               --
   Class C                                                   (543,840)            --               --
   Class P                                                    (33,338)            --               --
   Class Y                                                    (15,527)        (3,899)          (8,050)
Net realized gain
   Class A                                                (13,311,767)            --               --
   Class B                                                 (2,003,914)            --               --
   Class C                                                 (4,200,086)            --               --
   Class P                                                    (54,527)            --               --
   Class Y                                                    (18,323)            --               --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (28,299,443)      (458,488)         (62,768)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                         819,312,378     31,360,997      230,154,419
Reinvestment of distributions                              24,894,762        429,563           55,743
Cost of shares redeemed                                  (322,715,700)   (32,433,304)     (17,203,797)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS              521,491,440       (642,744)     213,006,365
=======================================================================================================
NET INCREASE IN NET ASSETS                                691,907,130     26,529,247      235,428,164
=======================================================================================================
NET ASSETS:
Beginning of year                                       1,849,865,734    139,826,674       73,813,755
-------------------------------------------------------------------------------------------------------
END OF YEAR                                            $2,541,772,864   $166,355,921     $309,241,919
=======================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                               $    5,129,588   $    (12,602)    $    923,004
=======================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEAR ENDED OCTOBER 31, 2005

                                                              INTERNATIONAL
                                                              OPPORTUNITIES     LARGE-CAP
INCREASE IN NET ASSETS                                            FUND         VALUE FUND
OPERATIONS:
Net investment income (loss)                                   $   (255,976)   $   341,914
Net realized gain (loss) on investment and foreign
   currency related transactions                                 28,362,604        798,733
Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and liabilities
   denominated in foreign currencies                             10,816,111         (5,834)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             38,922,739      1,134,813
==========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                               --        (89,997)
   Class B                                                               --         (9,409)
   Class C                                                               --        (11,671)
   Class P                                                               --            (89)
   Class Y                                                          (39,769)       (24,772)
Net realized gain
   Class A                                                               --       (134,641)
   Class B                                                               --        (20,541)
   Class C                                                               --        (21,775)
   Class P                                                               --           (161)
   Class Y                                                               --        (28,334)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 (39,769)      (341,390)
==========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                36,796,502     28,634,282
Reinvestment of distributions                                        39,769        295,506
Cost of shares redeemed                                         (33,191,474)    (6,560,508)
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                      3,644,797     22,369,280
==========================================================================================
NET INCREASE IN NET ASSETS                                       42,527,767     23,162,703
==========================================================================================
NET ASSETS:
Beginning of year                                               159,186,495     15,092,351
------------------------------------------------------------------------------------------
END OF YEAR                                                    $201,714,262    $38,255,054
==========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                       $    (18,928)   $   292,055
==========================================================================================


50                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

ALL VALUE FUND

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 10/31
                                                    4/30/2006    -------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
   NET ASSET VALUE, BEGINNING OF PERIOD              $12.13      $11.18   $ 9.93   $ 8.22   $ 9.83    $11.53
                                                     ======      ======   ======   ======   ======    ======
Investment operations:
   Net investment income(a)                             .04         .07      .06      .02      .01       .04
   Net realized and unrealized gain (loss)             1.73        1.06     1.30     1.87     (.67)     (.83)
                                                     ------      ------   ------   ------   ------    ------
      Total from investment  operations                1.77        1.13     1.36     1.89     (.66)     (.79)
                                                     ------      ------   ------   ------   ------    ------
Distributions to shareholders from:
   Net investment income                               (.06)       (.07)    (.01)      --     (.02)     (.03)
   Net realized gain                                   (.84)       (.11)    (.10)    (.18)    (.93)     (.88)
                                                     ------      ------   ------   ------   ------    ------
      Total distributions                              (.90)       (.18)    (.11)    (.18)    (.95)     (.91)
                                                     ------      ------   ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD                       $13.00      $12.13   $11.18   $ 9.93   $ 8.22    $ 9.83
                                                     ======      ======   ======   ======   ======    ======
Total Return(b)                                       15.25%(d)   10.19%   13.80%   23.46%   (7.95)%   (7.26)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions               .56%(d)    1.17%    1.24%    1.38%    1.42%     1.42%
   Expenses, excluding expense reductions               .56%(d)    1.17%    1.24%    1.38%    1.42%     1.43%
   Net investment income                                .31%(d)     .62%     .53%     .25%     .13%      .40%

                                   SIX MONTHS
                                     ENDED                             YEAR ENDED 10/31
                                   4/30/2006       --------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)         2005         2004        2003       2002       2001
-----------------------------------------------------------------------------------------------------------
   Net assets, end of period (000) $2,097,600      $1,771,120   $1,268,285   $452,098   $189,698   $166,406
   Portfolio turnover rate              30.13%(d)       52.24%       21.92%     36.39%     79.39%    103.11%
===========================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     51

ALL VALUE FUND

                                                    SIX MONTHS
                                                      ENDED                      YEAR ENDED 10/31
                                                    4/30/2006    --------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.74      $10.84   $ 9.69   $ 8.07   $ 9.70    $11.42
                                                     ======      ======   ======   ======   ======    ======
Investment operations:
   Net investment loss(a)                                --(e)       --(e)  (.01)    (.03)    (.04)     (.03)
   Net realized and unrealized gain (loss)             1.67        1.02     1.26     1.83     (.66)     (.81)
                                                     ------      ------   ------   ------   ------    ------
      Total from investment operations                 1.67        1.02     1.25     1.80     (.70)     (.84)
                                                     ------      ------   ------   ------   ------    ------
Distributions to shareholders from:
   Net investment income                                 --        (.01)      --       --       --        --(e)
   Net realized gain                                   (.84)       (.11)    (.10)    (.18)    (.93)     (.88)
                                                     ------      ------   ------   ------   ------    ------
      Total distributions                              (.84)       (.12)    (.10)    (.18)    (.93)     (.88)
                                                     ------      ------   ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD                       $12.57      $11.74   $10.84   $ 9.69   $ 8.07    $ 9.70
                                                     ======      ======   ======   ======   ======    ======
Total Return(b)                                       14.86%(d)    9.52%   12.98%   22.77%   (8.51)%   (7.86)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions               .88%(d)    1.81%    1.87%    2.00%    2.03%     2.03%
   Expenses, excluding expense reductions               .88%(d)    1.81%    1.87%    2.00%    2.03%     2.04%
   Net investment loss                                 (.01)%(d)   (.01)%   (.10)%   (.37)%   (.48)%    (.27)%

                                   SIX MONTHS
                                     ENDED                       YEAR ENDED 10/31
                                   4/30/2006    --------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)     2005    2004    2003    2002    2001
--------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $277,002      $240,977   $185,775   $100,272   $47,423   $39,188
   Portfolio turnover rate           30.13%(d)     52.24%     21.92%     36.39%    79.39%   103.11%
==================================================================================================


52                     SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                   SIX MONTHS
                                                      ENDED                      YEAR ENDED 10/31
                                                   4/30/2006     ----------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.71      $10.81   $ 9.66   $ 8.05   $ 9.67    $11.38
                                                     ======      ======   ======   ======   ======    ======
Investment operations:
   Net investment loss(a)                                --(e)       --(e)  (.01)    (.03)    (.03)     (.01)
   Net realized and unrealized gain (loss)             1.66        1.02     1.26     1.82     (.66)     (.82)
                                                     ------      ------   ------   ------   ------    ------
      Total from investment  operations                1.66        1.02     1.25     1.79     (.69)     (.83)
                                                     ------      ------   ------   ------   ------    ------
Distributions to shareholders from:
   Net investment income                                 --        (.01)      --       --       --        --(e)
   Net realized gain                                   (.84)       (.11)    (.10)    (.18)    (.93)     (.88)
                                                     ------      ------   ------   ------   ------    ------
      Total distributions                              (.84)       (.12)    (.10)    (.18)    (.93)     (.88)
                                                     ------      ------   ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD                       $12.53      $11.71   $10.81   $ 9.66   $ 8.05    $ 9.67
                                                     ======      ======   ======   ======   ======    ======
Total Return(b)                                       14.82%(d)    9.56%   13.02%   22.70%   (8.42)%   (7.70)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions               .88%(d)    1.81%    1.87%    2.00%    1.89%     1.98%
   Expenses, excluding expense reductions               .88%(d)    1.81%    1.87%    2.00%    1.89%     1.99%
   Net investment loss                                 (.01)%(d)   (.01)%   (.10)%   (.37)%   (.34)%    (.14)%

                                   SIX MONTHS
                                      ENDED                          YEAR ENDED 10/31
                                    4/30/2006      ----------------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)       2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $596,178         $513,752   $389,161   $200,025   $112,052   $112,299
   Portfolio turnover rate           30.13%(d)        52.24%     21.92%     36.39%     79.39%    103.11%
=======================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     53

ALL VALUE FUND

                                       SIX MONTHS
                                         ENDED               YEAR ENDED 10/31             8/15/2001(c)
                                       4/30/2006    ----------------------------------         TO
                                      (UNAUDITED)    2005     2004      2003     2002      10/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD   $12.05       $11.12   $ 9.88    $ 8.19   $ 9.83     $10.85
                                       ======       ======   ======    ======   ======     ======
Investment operations:
   Net investment income(a)               .03          .06      .05       .01       --(e)      --(e)
   Net realized and unrealized
      gain (loss)                        1.72         1.05     1.30      1.86     (.66)     (1.02)
                                       ------       ------   ------    ------   ------     ------
      Total from investment
         operations                      1.75         1.11     1.35      1.87     (.66)     (1.02)
                                       ------       ------   ------    ------   ------     ------
Distributions to shareholders from:
   Net investment income                 (.06)        (.07)    (.01)       --     (.05)        --
   Net realized gain                     (.84)        (.11)    (.10)     (.18)    (.93)        --
                                       ------       ------   ------    ------   ------     ------
      Total distributions                (.90)        (.18)    (.11)     (.18)    (.98)        --
                                       ------       ------   ------    ------   ------     ------
NET ASSET VALUE, END OF PERIOD         $12.90       $12.05   $11.12    $ 9.88   $ 8.19     $ 9.83
                                       ======       ======   ======    ======   ======     ======
Total Return(b)                         15.20%(d)    10.09%   13.71%    23.30%   (8.04)%    (9.40)%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions                          .61%(d)     1.26%    1.32%+    1.45%    1.48%       .31%(d)
   Expenses, excluding expense
      reductions                          .61%(d)     1.26%    1.32%+    1.45%    1.48%       .31%(d)
   Net investment income (loss)           .25%(d)      .47%     .45%+     .18%     .07%      (.01)%(d)

                                      SIX MONTHS
                                        ENDED              YEAR ENDED 10/31             8/15/2001(c)
                                      4/30/2006    ----------------------------------        TO
SUPPLEMENTAL DATA:                   (UNAUDITED)     2005     2004     2003     2002     10/31/2001
-----------------------------------------------------------------------------------------------------
   Net assets, end of period (000)      $19,652       $13,279   $4,895   $1,280   $  368     $     1
   Portfolio turnover rate                30.13%(d)     52.24%   21.92%   36.39%   79.39%     103.11%
=====================================================================================================


54                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
ALL VALUE FUND

                                          SIX MONTHS
                                            ENDED         YEAR ENDED     3/31/2003(c)
                                          4/30/2006    ---------------        TO
                                         (UNAUDITED)    2005     2004     10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD      $12.19       $11.22   $ 9.95    $ 7.83
                                          ======       ======   ======    ======
Investment operations:
   Net investment income(a)                  .06          .12      .10       .03
   Net realized and unrealized gain         1.74         1.06     1.30      2.09
                                          ------       ------   ------    ------
      Total from investment operations      1.80         1.18     1.40      2.12
                                          ------       ------   ------    ------
Distributions to shareholders from:
   Net investment income                    (.10)        (.10)    (.03)       --
   Net realized gain                        (.84)        (.11)    (.10)       --
                                          ------       ------   ------    ------
      Total distributions                   (.94)        (.21)    (.13)       --
                                          ------       ------   ------    ------
NET ASSET VALUE, END OF PERIOD            $13.05       $12.19   $11.22    $ 9.95
                                          ======       ======   ======    ======
Total Return(b)                            15.46%(d)    10.61%   14.18%    27.08%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions                             .39%(d)      .81%     .87%+    1.00%(d)+
   Expenses, excluding expense
      reductions                             .39%(d)      .81%     .87%+    1.00%(d)+
   Net investment income                     .48%(d)      .97%     .90%+     .63%(d)+

                                     SIX MONTHS
                                        ENDED         YEAR ENDED     3/31/2003(c)
                                      4/30/2006    ---------------        TO
SUPPLEMENTAL DATA:                   (UNAUDITED)    2005     2004     10/31/2003
---------------------------------------------------------------------------------
   Net assets, end of period (000)    $3,478       $2,645   $1,750      $   13
   Portfolio turnover rate             30.13%(d)    52.24%   21.92%      36.39%
=================================================================================

+    The ratios have been determined on a Fund basis.

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Commencement of offering of class shares.

(d)  Not annualized.

(e)  Amount represents less than $.01.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     55

FINANCIAL HIGHLIGHTS
ALPHA STRATEGY FUND

                                       SIX MONTHS
                                         ENDED                   YEAR ENDED 10/31
                                       4/30/2006   -------------------------------------------
                                      (UNAUDITED)   2005     2004     2003     2002      2001

PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF
   PERIOD                             $19.11       $15.96   $14.38   $10.62   $12.96   $ 17.46
                                      ======       ======   ======   ======   ======   =======
Investment operations:
   Net investment income (loss)(b)      (.03)        (.01)     .10      .02     (.05)     (.05)
   Net realized and unrealized gain
      (loss)                            5.22         3.26     1.48     3.83    (1.70)    (3.82)
                                      ------       ------   ------   ------   ------   -------
      Total from investment
         operations                     5.19         3.25     1.58     3.85    (1.75)    (3.87)
                                      ------       ------   ------   ------   ------   -------
Distributions to shareholders from:
   Net investment income                  --         (.10)      --       --       --      (.30)
   Net realized gain                      --           --       --     (.09)    (.59)     (.33)
                                      ------       ------   ------   ------   ------   -------
      Total distributions                 --         (.10)      --     (.09)    (.59)     (.63)
                                      ------       ------   ------   ------   ------   -------
NET ASSET VALUE, END OF PERIOD        $24.30       $19.11   $15.96   $14.38   $10.62   $ 12.96
                                      ======       ======   ======   ======   ======   =======
Total Return(c)                        27.16%(d)    20.46%   10.99%   36.59%  (14.41)%  (22.67)%
RATIOS TO AVERAGE NET ASSETS:*
   Expenses, including expense
      reductions and expenses
      assumed and waived                 .17%(d)      .35%     .36%     .39%     .37%      .36%
   Expenses, excluding expense
      reductions and expenses
      assumed and waived                 .36%(d)      .83%    1.03%    1.45%    1.37%     1.34%
   Net investment income (loss)         (.13)%(d)    (.08)%    .63%     .13%    (.34)%    (.32)%

                                     SIX MONTHS
                                        ENDED                     YEAR ENDED 10/31
                                      4/30/2006   ------------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)    2005      2004      2003      2002      2001
--------------------------------------------------------------------------------------------------
   Net assets, end of period (000)   $179,595     $90,641   $69,957   $62,383   $53,121   $70,785
   Portfolio turnover rate                .00%(d)    6.94%     2.59%     2.47%     1.75%    15.34%
==================================================================================================


56                     SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA STRATEGY FUND

                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED 10/31
                                                    4/30/2006    ----------------------------------------------
                                                   (UNAUDITED)    2005      2004     2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                              $18.51       $15.46    $14.02   $10.43    $12.81    $ 17.27
                                                    ======       ======    ======   ======    ======    =======
Investment operations:
   Net investment income (loss)(b)                    (.10)        (.12)      .01     (.06)     (.12)      (.14)
   Net realized and
      unrealized gain (loss)                          5.05         3.17      1.43     3.74     (1.67)     (3.79)
                                                    ------       ------    ------   ------    ------    -------
      Total from investment
      operations                                      4.95         3.05      1.44     3.68     (1.79)     (3.93)
                                                    ------       ------    ------   ------    ------    -------
Distributions to shareholders from:
   Net investment income                                --           --        --       --        --       (.20)
   Net realized gain                                    --           --        --     (.09)     (.59)      (.33)
                                                    ------       ------    ------   ------    ------    -------
      Total distributions                               --           --        --     (.09)     (.59)      (.53)
                                                    ------       ------    ------   ------    ------    -------
NET ASSET VALUE, END OF PERIOD                      $23.46       $18.51    $15.46   $14.02    $10.43    $ 12.81
                                                    ======       ======    ======   ======    ======    =======
Total Return(c)                                      26.74%(d)    19.73%    10.27%   35.62%   (14.91)%   (23.21)%
RATIOS TO AVERAGE NET ASSETS:*
   Expenses, including expense
      reductions and expenses
      assumed and waived                               .49%(d)     1.00%     1.01%    1.04%     1.00%      1.00%
   Expenses, excluding expense
      reductions and expenses
      assumed and waived                               .68%(d)     1.47%     1.68%    2.10%     2.00%      1.98%
   Net investment income (loss)                       (.45)%(d)    (.71)%     .03%    (.52)%    (.97)%     (.96)%

                                      SIX MONTHS
                                        ENDED                      YEAR ENDED 10/31
                                      4/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)     2005      2004      2003      2002      2001
--------------------------------------------------------------------------------------------------
   Net assets, end of period (000)   $57,982       $45,179   $41,771   $42,342   $35,661   $50,377
   Portfolio turnover rate               .00%(d)      6.94%     2.59%     2.47%     1.75%    15.34%
==================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     57

ALPHA STRATEGY FUND

                                                          SIX MONTHS
                                                            ENDED                     YEAR ENDED 10/31
                                                          4/30/2006    ----------------------------------------------
                                                         (UNAUDITED)    2005      2004     2003      2002       2001

PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                                   $18.51        $15.46    $14.02   $10.43    $12.80    $ 17.25
                                                         ======        ======    ======   ======    ======    =======
Investment operations:
   Net investment income (loss)(b)                         (.10)         (.12)      .01     (.06)     (.10)      (.14)
   Net realized and unrealized gain (loss)                 5.06          3.17      1.43     3.74     (1.68)     (3.78)
                                                         ------        ------    ------   ------    ------    -------
      Total from investment operations                     4.96          3.05      1.44     3.68     (1.78)     (3.92)
                                                         ------        ------    ------   ------    ------    -------
Distributions to shareholders from:
   Net investment income                                     --            --        --       --        --       (.20)
   Net realized gain                                         --            --        --     (.09)     (.59)      (.33)
                                                         ------        ------    ------   ------    ------    -------
      Total distributions                                    --            --        --     (.09)     (.59)      (.53)
                                                         ------        ------    ------   ------    ------    -------
NET ASSET VALUE, END OF PERIOD                           $23.47        $18.51    $15.46   $14.02    $10.43    $ 12.80
                                                         ======        ======    ======   ======    ======    =======
Total Return(c)                                           26.80%(d)     19.73%    10.27%   35.62%   (14.77)%   (23.25)%
RATIOS TO AVERAGE NET ASSETS:*
   Expenses, including expense reductions and expenses
      assumed and waived                                    .49%(d)      1.00%     1.01%    1.04%      .89%      1.00%
   Expenses, excluding expense reductions and expenses
      assumed and waived                                    .68%(d)      1.47%     1.68%    2.10%     1.89%      1.98%
   Net investment income (loss)                            (.45)%(d)     (.71)%     .03%    (.52)%    (.86)%     (.97)%

                                      SIX MONTHS
                                        ENDED                      YEAR ENDED 10/31
                                      4/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)     2005      2004      2003      2002      2001
--------------------------------------------------------------------------------------------------
   Net assets, end of period (000)   $55,780       $29,998   $27,701   $28,970   $24,690   $35,395
   Portfolio turnover rate               .00%(d)      6.94%     2.59%     2.47%     1.75%    15.34%
==================================================================================================


58                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

ALPHA STRATEGY FUND

                                                            SIX MONTHS
                                                              ENDED                   10/20/2004(a)
                                                            4/30/2006    YEAR ENDED         TO
                                                           (UNAUDITED)   10/31/2005     10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                        $19.12         $15.96     $15.65
                                                            ======         ======     ======
Investment operations:
   Net investment income(b)                                    .01            .05         --(e)
   Net realized and unrealized gain                           5.23           3.27        .31
                                                            ------         ------     ------
      Total from investment operations                        5.24           3.32        .31
                                                            ------         ------     ------
Distributions to shareholders from net investment income        --           (.16)        --
                                                            ------         ------     ------
NET ASSET VALUE, END OF PERIOD                              $24.36         $19.12     $15.96
                                                            ======         ======     ======
Total Return(c)                                              27.41%(d)      20.91%      2.18%(d)
RATIOS TO AVERAGE NET ASSETS:*
   Expenses, including expense reductions and expenses
      assumed and waived                                       .00%(d)        .00%       .00%(d)
   Expenses, excluding expense reductions and expenses
      assumed and waived                                       .19%(d)        .48%       .00%(d)
   Net investment income                                       .04%(d)        .27%       .00%(d)(f)

                                      SIX MONTHS
                                        ENDED                   10/20/2004(a)
                                      4/30/2006    YEAR ENDED         TO
SUPPLEMENTAL DATA:                   (UNAUDITED)   10/31/2005     10/31/2004
-----------------------------------------------------------------------------
   Net assets, end of period (000)     $926          $ 539          $ 398
   Portfolio turnover rate              .00%(d)       6.94%          2.59%
=============================================================================

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Amount represents less than $.01.

(f)  Amount represents less than .01%.


                     SEE NOTES TO FINANCIAL STATEMENTS.                       59

FINANCIAL HIGHLIGHTS
INTERNATIONAL CORE EQUITY FUND

                                                                  SIX MONTHS
                                                                    ENDED                     12/15/2003(a)
                                                                   4/30/2006     YEAR ENDED        TO
                                                                 (UNAUDITED)     10/31/2005     10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.37            $10.42     $10.00
                                                                 ======            ======     ======
   Unrealized appreciation on investments                                                        .15
                                                                                              ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                         $10.15
                                                                                              ======
Investment operations:
   Net investment income(b)                                         .01               .09        .04
   Net realized and unrealized gain                                2.97              1.87        .23
                                                                 ------            ------     ------
      Total from investment operations                             2.98              1.96        .27
                                                                 ------            ------     ------
Distributions to shareholders from:
   Net investment income                                           (.05)             (.01)        --
   Net realized gain                                               (.34)               --         --
                                                                 ------            ------     ------
      Total distributions                                          (.39)             (.01)        --
                                                                 ------            ------     ------
NET ASSET VALUE, END OF PERIOD                                   $14.96            $12.37     $10.42
                                                                 ======            ======     ======
Total Return(c)                                                                                 1.50%(d)(e)
Total Return(c)                                                   24.61%(d)         18.80%      2.66%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed      .73%(d)          1.66%      1.50%(d)
   Expenses, excluding expense reductions and expenses assumed      .73%(d)          1.66%      2.13%(d)
   Net investment income                                            .10%(d)           .79%       .40%(d)

                                  SIX MONTHS
                                     ENDED                   12/15/2003(a)
                                  4/30/2006     YEAR ENDED        TO
SUPPLEMENTAL DATA:                (UNAUDITED)   10/31/2005     10/31/2004
--------------------------------------------------------------------------
Net assets, end of period (000)   $520,511       $235,563       $58,484
Portfolio turnover rate              54.92%(d)     100.87%       142.16%
==========================================================================


60                     SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                                   SIX MONTHS
                                                                      ENDED                   12/15/2003(a)
                                                                   4/30/2006     YEAR ENDED        TO
                                                                  (UNAUDITED)    10/31/2005   10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.24            $10.36     $10.00
                                                                 ======            ======     ======
   Unrealized appreciation on investments                                                        .15
                                                                                              ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                         $10.15
                                                                                              ======
Investment operations:
   Net investment income (loss)(b)                                 (.03)              .03       (.01)
   Net realized and unrealized gain                                2.93              1.85        .22
                                                                 ------            ------     ------
      Total from investment operations                             2.90              1.88        .21
                                                                 ------            ------     ------
Distributions to shareholders from:
   Net investment income                                           (.02)               --         --
   Net realized gain                                               (.34)               --         --
                                                                 ------            ------     ------
      Total distributions                                          (.36)               --         --
                                                                 ------            ------     ------
NET ASSET VALUE, END OF PERIOD                                   $14.78            $12.24     $10.36
                                                                 ======            ======     ======
Total Return(c)                                                                                 1.50%(d)(e)
Total Return(c)                                                   24.13%(d)         18.15%      2.07%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed     1.05%(d)          2.30%      2.04%(d)
   Expenses, excluding expense reductions and expenses assumed     1.05%(d)          2.30%      2.67%(d)
   Net investment income (loss)                                    (.21)%(d)          .22%      (.14)%(d)

                                  SIX MONTHS
                                     ENDED                   12/15/2003(a)
                                  4/30/2006     YEAR ENDED         TO
SUPPLEMENTAL DATA:                (UNAUDITED)   10/31/2005     10/31/2004
--------------------------------------------------------------------------
Net assets, end of period (000)   $41,596        $17,472       $ 2,937
Portfolio turnover rate             54.92%(d)     100.87%       142.16%
==========================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     61

INTERNATIONAL CORE EQUITY FUND

                                                                   SIX MONTHS
                                                                     ENDED                    12/15/2003(a)
                                                                   4/30/2006     YEAR ENDED        TO
                                                                  (UNAUDITED)    10/31/2005     10/31/2004
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.24            $10.37     $10.00
                                                                 ======            ======     ======
   Unrealized appreciation on investments                                                        .15
                                                                                              ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                         $10.15
                                                                                              ======
Investment operations:
   Net investment income (loss)(b)                                 (.03)              .02       (.01)
   Net realized and unrealized gain                                2.93              1.85        .23
                                                                 ------            ------     ------
      Total from investment operations                             2.90              1.87        .22
                                                                 ------            ------     ------
Distributions to shareholders from:
   Net investment income                                           (.02)               --         --
   Net realized gain                                               (.34)               --         --
                                                                 ------            ------     ------
      Total distributions                                          (.36)               --         --
                                                                 ------            ------     ------
NET ASSET VALUE, END OF PERIOD                                   $14.78            $12.24     $10.37
                                                                 ======            ======     ======
Total Return(c)                                                                                 1.50%(d)(e)
Total Return(c)                                                   24.13%(d)         18.03%      2.17%(d)(f)

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed     1.05%(d)          2.30%      2.04%(d)
   Expenses, excluding expense reductions and expenses assumed     1.05%(d)          2.30%      2.67%(d)
   Net investment income (loss)                                    (.20)%(d)          .19%      (.14)%(d)

                                  SIX MONTHS
                                     ENDED                   12/15/2003(a)
                                   4/30/2006    YEAR ENDED        TO
SUPPLEMENTAL DATA:                (UNAUDITED)   10/31/2005     10/31/2004
--------------------------------------------------------------------------
Net assets, end of period (000)   $114,480       $44,240       $ 9,291
Portfolio turnover rate              54.92%(d)    100.87%       142.16%
==========================================================================


62                     SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                                  SIX MONTHS
                                                                    ENDED                    12/15/2003(a)
                                                                  4/30/2006     YEAR ENDED         TO
                                                                 (UNAUDITED)    10/31/2005     10/31/2004

PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.36           $10.41     $10.00
                                                                 ======           ======     ======
   Unrealized appreciation on investments                                                       .15
                                                                                             ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                        $10.15
                                                                                             ======
Investment operations:
   Net investment income(b)                                         .02              .07        .04
   Net realized and unrealized gain                                2.94             1.88        .22
                                                                 ------           ------     ------
      Total from investment operations                             2.96             1.95        .26
                                                                 ------           ------     ------
Distributions to shareholders from:
   Net investment income                                           (.03)              --         --
   Net realized gain                                               (.34)              --         --
                                                                 ------           ------     ------
      Total distributions                                          (.37)              --         --
                                                                 ------           ------     ------
NET ASSET VALUE, END OF PERIOD                                   $14.95           $12.36     $10.41
                                                                 ======           ======     ======
Total Return(c)                                                                                1.50%(d)(e)
Total Return(c)                                                   24.44%(d)        18.73%      2.56%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed      .77%(d)         1.71%      1.55%(d)+
   Expenses, excluding expense reductions and expenses assumed      .78%(d)         1.71%      2.18%(d)+
   Net investment income                                            .12%(d)          .63%       .35%(d)+

                                      SIX MONTHS
                                        ENDED                   12/15/2003(a)
                                      4/30/2006    YEAR ENDED         TO
SUPPLEMENTAL DATA:                   (UNAUDITED)   10/31/2005     10/31/2004
-----------------------------------------------------------------------------
   Net assets, end of period (000)    $   54        $    16        $    11
   Portfolio turnover rate             54.92%(d)     100.87%        142.16%
=============================================================================


                     SEE NOTES TO FINANCIAL STATEMENTS.                       63

FINANCIAL HIGHLIGHTS (CONCLUDED)
INTERNATIONAL CORE EQUITY FUND

                                                                  SIX MONTHS
                                                                    ENDED                    12/15/2003(a)
                                                                  4/30/2006     YEAR ENDED         TO
                                                                 (UNAUDITED)    10/31/2005    10/31/2004

PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.43           $10.45     $10.00
                                                                 ======           ======     ======
   Unrealized appreciation on investments                                                       .15
                                                                                             ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                        $10.15
                                                                                             ======
Investment operations:
   Net investment income(b)                                         .05              .12        .08
   Net realized and unrealized gain                                2.97             1.89        .22
                                                                 ------           ------     ------
      Total from investment operations                             3.02             2.01        .30
                                                                 ------           ------     ------
Distributions to shareholders from:
   Net investment income                                           (.08)            (.03)        --
   Net realized gain                                               (.34)              --         --
                                                                 ------           ------     ------
      Total distributions                                          (.42)            (.03)        --
                                                                 ------           ------     ------
NET ASSET VALUE, END OF PERIOD                                   $15.03           $12.43     $10.45
                                                                 ======           ======     ======
Total Return(c)                                                                                1.50%(d)(e)
Total Return(c)                                                   24.77%(d)        19.23%      2.96%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed      .56%(d)         1.30%      1.16%(d)
   Expenses, excluding expense reductions and expenses assumed      .56%(d)         1.30%      1.79%(d)
   Net investment income                                            .33%(d)         1.01%       .74%(d)

                                      SIX MONTHS
                                        ENDED                   12/15/2003(a)
                                      4/30/2006    YEAR ENDED         TO
SUPPLEMENTAL DATA:                   (UNAUDITED)   10/31/2005     10/31/2004
-----------------------------------------------------------------------------
   Net assets, end of period (000)   $47,496        $11,952        $ 3,091
   Portfolio turnover rate             54.92%(d)     100.87%        142.16%
=============================================================================

+    The ratios have been determined on a Fund basis.

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Total return for the period December 15, 2003 through December 31, 2003.

(f)  Total return for the period December 31, 2003 through October 31, 2004.


64                      SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL OPPORTUNITIES FUND

                                                    SIX MONTHS
                                                      ENDED                      YEAR ENDED 10/31
                                                    4/30/2006     ----------------------------------------------
                                                   (UNAUDITED)     2005      2004     2003      2002       2001

PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $11.97         $ 9.61    $ 8.41   $ 6.29   $  7.78    $ 14.48
                                                   ======         ======    ======   ======   =======    =======
Investment operations:
   Net investment income (loss)(a)                     --(c)        (.01)      .02      .08       .03       (.06)
   Net realized and unrealized gain (loss)           3.90           2.37      1.33     2.09     (1.52)     (6.56)
                                                   ------         ------    ------   ------   -------    -------
      Total from investment operations               3.90           2.36      1.35     2.17     (1.49)     (6.62)
                                                   ------         ------    ------   ------   -------    -------
Distributions to shareholders from:
   Net investment income                               --             --      (.15)    (.05)       --         --
   Net realized gain                                   --             --        --       --        --       (.08)
                                                   ------         ------    ------   ------   -------    -------
      Total distributions                              --             --      (.15)    (.05)       --       (.08)
                                                   ------         ------    ------   ------   -------    -------
NET ASSET VALUE, END OF PERIOD                     $15.87         $11.97    $ 9.61   $ 8.41   $  6.29    $  7.78
                                                   ======         ======    ======   ======   =======    =======
Total Return(b)                                     32.58%(d)      24.56%    16.31%   35.07%   (19.16)%   (45.92)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions             .76%(d)       1.74%     1.83%    2.11%     1.89%      2.07%
   Expenses, excluding expense reductions             .76%(d)       1.74%     1.83%    2.11%     1.89%      2.08%
   Net investment income (loss)                       .00%(d)(e)    (.11)%     .26%    1.11%      .50%      (.55)%

                                     SIX MONTHS
                                        ENDED                     YEAR ENDED 10/31
                                      4/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)     2005      2004      2003      2002      2001
--------------------------------------------------------------------------------------------------
   Net assets, end of period (000)   $144,677      $89,402   $67,314   $55,230   $44,975   $71,591
   Portfolio turnover rate              41.92%(d)    78.65%    75.56%    72.36%    82.38%    65.26%
==================================================================================================


                     SEE NOTES TO FINANCIAL STATEMENTS.                       65

INTERNATIONAL OPPORTUNITIES FUND

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 10/31
                                                    4/30/2006    --------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003     2002     2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.59      $ 9.37   $ 8.20   $ 6.13   $  7.65   $ 14.31
                                                     ======      ======   ======   ======   =======   =======
Investment operations:
   Net investment income (loss)(a)                     (.05)       (.08)    (.04)     .03      (.02)     (.11)
   Net realized and unrealized gain (loss)             3.78        2.30     1.30     2.05     (1.50)    (6.47)
                                                     ------      ------   ------   ------   -------   -------
      Total from investment operations                 3.73        2.22     1.26     2.08     (1.52)    (6.58)
                                                     ------      ------   ------   ------   -------   -------
Distributions to shareholders from:
   Net investment income                                --           --     (.09)    (.01)       --        --
   Net realized gain                                    --           --       --       --        --      (.08)
                                                     ------      ------   ------   ------   -------   -------
      Total distributions                               --           --     (.09)    (.01)       --      (.08)
                                                     ------      ------   ------   ------   -------   -------
NET ASSET VALUE, END OF PERIOD                       $15.32      $11.59   $ 9.37   $ 8.20   $  6.13   $  7.65
                                                     ======      ======   ======   ======   =======   =======
Total Return(b)                                       32.18%(d)   23.69%   15.61%   33.89%   (19.87)%  (46.19)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              1.08%(d)    2.38%    2.48%    2.73%     2.69%     2.59%
   Expenses, excluding expense reductions              1.08%(d)    2.39%    2.48%    2.73%     2.69%     2.60%
   Net investment income (loss)                       (.34)%(d)   (.76)%    (.39)%    .49%     (.30)%   (1.07)%

                                  SIX MONTHS
                                     ENDED                      YEAR ENDED 10/31
                                   4/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)     2005      2004      2003      2002      2001
-----------------------------------------------------------------------------------------------
   Net assets, end of period (000) $39,807      $27,115   $21,962   $17,978   $13,174   $17,743
   Portfolio turnover rate           41.92%(d)    78.65%    75.56%    72.36%    82.38%    65.26%
===============================================================================================


66                     SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 10/31
                                                     4/30/2006   --------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003      2002     2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.54      $ 9.32   $ 8.19   $ 6.12   $  7.61    $14.30
                                                     ======      ======   ======   ======   =======   =======
Investment operations:
   Net investment income (loss)(a)                     (.04)       (.08)    (.04)     .07        --(c)   (.13)
   Net realized and unrealized gain (loss)             3.74        2.30     1.30     2.04     (1.49)    (6.48)
                                                     ------      ------   ------   ------   -------   -------
      Total from investment operations                 3.70        2.22     1.26     2.11     (1.49)    (6.61)
                                                     ------      ------   ------   ------   -------   -------
Distributions to shareholders from:
   Net investment income                                 --          --     (.13)    (.04)       --        --
   Net realized gain                                     --          --       --       --        --      (.08)
                                                     ------      ------   ------   ------   -------   -------
      Total distributions                                --          --     (.13)    (.04)       --      (.08)
                                                     ------      ------   ------   ------   -------   -------
NET ASSET VALUE, END OF PERIOD                       $15.24      $11.54   $ 9.32   $ 8.19   $  6.12   $  7.61
                                                     ======      ======   ======   ======   =======   =======
Total Return(b)                                       32.06%(d)   23.82%   15.61%   34.67%   (19.58)%  (46.43)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              1.08%(d)    2.38%    2.48%    2.73%     2.36%     2.83%
   Expenses, excluding expense reductions              1.08%(d)    2.39%    2.48%    2.73%     2.36%     2.84%
   Net investment income (loss)                        (.31)%(d)   (.75)%   (.39)%    .99%      .03%    (1.32)%

                                      SIX MONTHS
                                        ENDED                     YEAR ENDED 10/31
                                      4/30/2006    ----------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)     2005      2004      2003     2002      2001
-------------------------------------------------------------------------------------------------
   Net assets, end of period (000)   $29,036       $17,621   $12,766   $10,323   $7,823   $11,399
   Portfolio turnover rate             41.92%(d)     78.65%    75.56%    72.36%   82.38%    65.26%
=================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     67

INTERNATIONAL OPPORTUNITIES FUND

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 10/31
                                                    4/30/2006    --------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003     2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                               $12.11      $ 9.71   $ 8.47   $ 6.31   $  7.82   $ 14.51
                                                     ======      ======   ======   ======   =======   =======
Investment operations:
   Net investment income (loss)(a)                      .13        (.01)     .01      .10       .03      (.06)
   Net realized and unrealized gain (loss)             3.81        2.41     1.35     2.10     (1.54)    (6.55)
                                                     ------      ------   ------   ------   -------   -------
      Total from investment operations                 3.94        2.40     1.36     2.20     (1.51)    (6.61)
                                                     ------      ------   ------   ------   -------   -------
Distributions to shareholders from:
   Net investment income                                 --          --     (.12)    (.04)       --        --
   Net realized gain                                     --          --       --       --        --      (.08)
                                                     ------      ------   ------   ------   -------   -------
      Total distributions                                --          --     (.12)    (.04)       --      (.08)
                                                     ------      ------   ------   ------   -------   -------
NET ASSET VALUE, END OF PERIOD                       $16.05      $12.11   $ 9.71   $ 8.47   $  6.31   $  7.82
                                                     ======      ======   ======   ======   =======   =======
Total Return(b)                                       32.54%(d)   24.72%   16.37%   35.17%   (19.31)%  (45.75)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions               .78%(d)    1.69%    1.93%+   2.18%+    2.14%     2.04%
   Expenses, excluding expense reductions               .78%(d)    1.69%    1.93%+   2.18%+    2.14%     2.05%
   Net investment income (loss)                         .85%(d)    (.06)%    .16%+   1.00%+     .25%     (.55)%

                                      SIX MONTHS
                                        ENDED                      YEAR ENDED 10/31
                                      4/30/2006    ----------------------------------------------
SUPPLEMENTAL DATA:                   (UNAUDITED)    2005       2004     2003      2002     2001
-------------------------------------------------------------------------------------------------
   Net assets, end of period (000)   $  910         $    3    $    1   $    1    $    1    $    1
   Portfolio turnover rate            41.92%(d)      78.65%    75.56%   72.36%    82.38%    65.26%
=================================================================================================


68                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
INTERNATIONAL OPPORTUNITIES FUND

                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED 10/31
                                                    4/30/2006    --------------------------------------------
                                                   (UNAUDITED)    2005      2004    2003      2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $12.21       $ 9.77   $ 8.53   $ 6.39   $  7.90   $ 14.61
                                                    ======       ======   ======   ======   =======   =======
Investment operations:
   Net investment income (loss)(a)                     .03          .02      .06      .10       .06      (.01)
   Net realized and unrealized gain (loss)            3.97         2.43     1.34     2.12     (1.57)    (6.62)
                                                    ------       ------   ------   ------   -------   -------
      Total from investment operations                4.00         2.45     1.40     2.22     (1.51)    (6.63)
                                                    ------       ------   ------   ------   -------   -------
Distributions to shareholders from:
   Net investment income                                --         (.01)    (.16)    (.08)       --        --
   Net realized gain                                    --           --       --       --        --      (.08)
                                                    ------       ------   ------   ------   -------   -------
      Total distributions                               --         (.01)    (.16)    (.08)       --      (.08)
                                                    ------       ------   ------   ------   -------   -------
NET ASSET VALUE, END OF PERIOD                      $16.21       $12.21   $ 9.77   $ 8.53   $  6.39   $  7.90
                                                    ======       ======   ======   ======   =======   =======
Total Return(b)                                      32.76%(d)    25.06%   16.73%   35.22%   (19.11)%  (45.58)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .59%(d)     1.38%    1.48%    1.74%     1.69%     1.59%
   Expenses, excluding expense reductions              .59%(d)     1.39%    1.48%    1.74%     1.69%     1.60%
   Net investment income (loss)                        .21%(d)      .22%     .61%    1.47%      .70%     (.06)%

                                                    SIX MONTHS
                                                      ENDED                       YEAR ENDED 10/31
                                                    4/30/2006     -----------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)     2005      2004       2003      2002      2001
-----------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $118,368     $67,574   $57,143   $53,237   $45,748   $60,227
   Portfolio turnover rate                              41.92%(d)   78.65%    75.56%    72.36%    82.38%    65.26%
=================================================================================================================

+    The ratios have been determined on a Fund basis.

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Amount represents less than $.01.

(d)  Not annualized.

(e)  Amount represents less than .01%.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     69

FINANCIAL HIGHLIGHTS
LARGE-CAP VALUE FUND

                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED      6/23/2003(a)
                                                    4/30/2006    ----------------        TO
                                                   (UNAUDITED)    2005      2004     10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $12.38       $11.80    $10.73   $10.00
                                                    ======       ======    ======   ======
   Unrealized depreciation on investments                                             (.10)
NET ASSET VALUE ON SEC EFFECTIVE DATE                                               $ 9.90
Investment operations:
   Net investment income(b)                            .08          .14       .09      .03
   Net realized and unrealized gain                   1.40          .71      1.05      .80
                                                    ------       ------    ------   ------
      Total from investment operations                1.48          .85      1.14      .83
                                                    ------       ------    ------   ------
Distributions to shareholders from:
   Net investment income                              (.12)        (.11)     (.07)      --
   Net realized gain                                  (.30)        (.16)       --       --
                                                    ------       ------    ------   ------
      Total distributions                             (.42)        (.27)     (.07)      --
                                                    ------       ------    ------   ------
NET ASSET VALUE, END OF PERIOD                      $13.44       $12.38    $11.80   $10.73
                                                    ======       ======    ======   ======
Total Return(c)                                                                      (1.00)%(d)(e)
Total Return(c)                                      12.14%(d)     7.23%    10.74%    8.38%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                 .47%(d)      .95%      .95%     .33%(d)+
   Expenses, excluding expense reductions and
      expenses assumed                                 .65%(d)     1.50%     2.59%    7.12%(d)+
   Net investment income                               .65%(d)     1.14%      .75%     .27%(d)+

                                                    SIX MONTHS
                                                      ENDED          YEAR ENDED      6/23/2003(a)
                                                    4/30/2006    -----------------        TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)    2005      2004      10/31/2003
-------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                   $16,610     $13,763   $10,102    $2,271
   Portfolio turnover rate                             19.64%(d)   54.12%    30.53%     8.87%
=================================================================================================


70                     SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND


                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED      6/23/2003(a)
                                                    4/30/2006    ----------------       TO
                                                   (UNAUDITED)    2005      2004     10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $12.19       $11.67   $10.68   $10.00
                                                    ======       ======    ======   ======
   Unrealized depreciation on investments                                            (.11)
                                                                                    ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                              $ 9.89
                                                                                    ======
Investment operations:
   Net investment income(b)                            .04          .06      .01        -(g)
   Net realized and unrealized gain                   1.38          .69     1.05      .79
                                                    ------       ------    ------   ------
      Total from investment operations                1.42          .75     1.06      .79
                                                    ------       ------    ------   ------
Distributions to shareholders from:
   Net investment income                              (.04)        (.07)    (.07)      --
   Net realized gain                                  (.30)        (.16)      --       --
                                                    ------       ------    ------   ------
      Total distributions                             (.34)        (.23)    (.07)      --
                                                    ------       ------    ------   ------
NET ASSET VALUE, END OF PERIOD                      $13.27       $12.19   $11.67   $10.68
                                                    ======       ======    ======   ======
Total Return(c)                                                                     (1.10)%(d)(e)
Total Return(c)                                      11.83%(d)     6.49%   10.02%    7.99%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                 .79%(d)     1.60%    1.60%     .56%(d)+
   Expenses, excluding expense reductions and
      expenses assumed                                 .98%(d)     2.11%    3.24%    7.35%(d)+
   Net investment income                               .32%(d)      .49%     .10%     .04%(d)+

                                                    SIX MONTHS
                                                      ENDED         YEAR ENDED     6/23/2003(a)
                                                    4/30/2006    ----------------      TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)    2005      2004    10/31/2003
-----------------------------------------------------------------------------------------------
   Net assets, end of period (000)                 $2,359        $1,749   $1,445      $111
   Portfolio turnover rate                          19.64%(d)     54.12%   30.53%     8.87%
===============================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     71

LARGE-CAP VALUE FUND

                                                    SIX MONTHS
                                                       ENDED          YEAR ENDED        6/23/2003(a)
                                                    4/30/2006    ------------------         TO
                                                   (UNAUDITED)    2005        2004      10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $12.20        $11.69      $10.69   $10.00
                                                   ======        ======      ======   ======
   Unrealized depreciation on investments                                               (.11)
                                                                                      ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                 $ 9.89
                                                                                      ======
Investment operations:
   Net investment income(b)                           .04           .06         .01       --(g)
   Net realized and unrealized gain                  1.37           .70        1.06      .80
                                                   ------        ------      ------   ------
      Total from investment operations               1.41           .76        1.07      .80
                                                   ------        ------      ------   ------
Distributions to shareholders from:
   Net investment income                             (.05)         (.09)       (.07)      --
   Net realized gain                                 (.30)         (.16)         --       --
                                                   ------        ------      ------   ------
      Total distributions                            (.35)         (.25)       (.07)      --
                                                   ------        ------      ------   ------
NET ASSET VALUE, END OF PERIOD                     $13.26        $12.20      $11.69   $10.69
                                                   ======        ======      ======   ======
Total Return(c)                                                                        (1.10)%(d)(e)
Total Return(c)                                     11.76%(d)      6.50%      10.07%    8.09%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                .79%(d)      1.60%       1.60%     .56%(d)+
   Expenses, excluding expense reductions and
      expenses assumed                                .98%(d)      2.18%       3.24%    7.35%(d)+
   Net investment income                              .32%(d)       .46%        .10%     .04%(d)+

                                      SIX MONTHS
                                         ENDED        YEAR ENDED      6/23/2003(a)
                                      4/30/2006    ----------------       TO
SUPPLEMENTAL DATA:                   (UNAUDITED)    2005      2004    10/31/2003
----------------------------------------------------------------------------------
   Net assets, end of period (000)    $3,786       $3,155   $1,490       $ 148
   Portfolio turnover rate             19.64%(d)    54.12%   30.53%       8.87%
==================================================================================


72                     SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                    SIX MONTHS
                                                       ENDED         YEAR ENDED        6/23/2003(a)
                                                    4/30/2006    ------------------        TO
                                                   (UNAUDITED)    2005        2004     10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $12.38        $11.80     $10.73    $10.00
                                                   ======        ======     ======    ======
   Unrealized depreciation on investments                                               (.10)
                                                                                      ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                 $ 9.90
                                                                                      ======
Investment operations:
   Net investment income(b)                           .08           .13        .07       .02
   Net realized and unrealized gain                  1.39           .70       1.07       .81
                                                   ------        ------     ------    ------
      Total from investment operations               1.47           .83       1.14       .83
                                                   ------        ------     ------    ------
Distributions to shareholders from:
   Net investment income                             (.10)         (.09)      (.07)       --
   Net realized gain                                 (.30)         (.16)        --        --
                                                   ------        ------     ------    ------
      Total distributions                            (.40)         (.25)      (.07)       --
                                                   ------        ------     ------    ------
NET ASSET VALUE, END OF PERIOD                     $13.45        $12.38     $11.80    $10.73
                                                   ======        ======     ======    ======
Total Return(c)                                                                        (1.00)%(d)(e)
Total Return(c)                                     12.07%(d)      7.07%     10.65%     8.38%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                .52%(d)      1.05%      1.05%      .37%(d)+
   Expenses, excluding expense reductions and
      expenses assumed                                .70%(d)      1.52%      2.69%     7.16%(d)+
   Net investment income                              .60%(d)      1.06%       .65%      .23%(d)+

                                      SIX MONTHS
                                         ENDED        YEAR ENDED     6/23/2003(a)
                                      4/30/2006    ---------------       TO
SUPPLEMENTAL DATA:                   (UNAUDITED)    2005     2004    10/31/2003
---------------------------------------------------------------------------------
   Net assets, end of period (000)    $   14       $   13   $   12      $  11
   Portfolio turnover rate             19.64%(d)    54.12%   30.53%      8.87%
=================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     73

FINANCIAL HIGHLIGHTS (CONCLUDED)
LARGE-CAP VALUE FUND

                                                    SIX MONTHS
                                                       ENDED          YEAR ENDED       6/23/2003(a)
                                                    4/30/2006    ------------------        TO
                                                   (UNAUDITED)    2005        2004     10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $12.44        $11.85      $10.75   $10.00
                                                   ======        ======      ======   ======
   Unrealized depreciation on investments                                               (.10)
                                                                                      ------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                 $ 9.90
                                                                                      ======
Investment operations:
   Net investment income(b)                           .11           .17         .13      .04
   Net realized and unrealized gain                  1.39           .72        1.05      .81
                                                   ------        ------      ------   ------
      Total from investment operations               1.50           .89        1.18      .85
                                                   ------        ------      ------   ------
Distributions to shareholders from:
   Net investment income                             (.15)         (.14)       (.08)      --
   Net realized gain                                 (.30)         (.16)         --       --
                                                   ------        ------      ------   ------
      Total distributions                            (.45)         (.30)       (.08)      --
                                                   ------        ------      ------   ------
NET ASSET VALUE, END OF PERIOD                     $13.49        $12.44      $11.85   $10.75
                                                   ======        ======      ======   ======
Total Return(c)                                                                        (1.00)%(d)(e)
Total Return(c)                                     12.33%(d)      7.58%      11.09%    8.59%(d)(f)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                .30%(d)       .60%        .60%     .21%(d)+
   Expenses, excluding expense reductions and
      expenses assumed                                .48%(d)      1.18%       2.24%    7.00%(d)+
   Net investment income                              .82%(d)      1.37%       1.10%     .39%(d)+

                                      SIX MONTHS
                                         ENDED         YEAR ENDED     6/23/2003(a)
                                      4/30/2006    ----------------        TO
SUPPLEMENTAL DATA:                   (UNAUDITED)    2005      2004     10/31/2003
----------------------------------------------------------------------------------
   Net assets, end of period (000)   $27,488       $19,576   $2,043      $  11
   Portfolio turnover rate             19.64%(d)     54.12%   30.53%      8.87%
==================================================================================

+    The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Total return for the period June 23, 2003 through June 30, 2003.

(f)  Total return for the period June 30, 2003 through October 31, 2003.

(g)  Amount represents less than $.01.


74                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
VALUE OPPORTUNITIES FUND

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
                                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.00
                                                                      ------
Investment operations:
   Net investment income(a)                                              .01
   Net realized and unrealized gain                                     1.88
                                                                      ------
      Total from investment operations                                  1.89
                                                                      ------
NET ASSET VALUE, END OF PERIOD                                        $11.89
                                                                      ------
Total Return(b)                                                        18.90%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed           .46%(d)
   Expenses, excluding expense reductions and expenses assumed           .88%(d)
   Net investment income                                                 .07%(d)

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
SUPPLEMENTAL DATA:                                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Net assets, end of period (000)                                   $20,408
   Portfolio turnover rate                                            102.28%(d)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     75

VALUE OPPORTUNITIES FUND

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
                                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00
                                                                     ------
Investment operations:
   Net investment loss(a)                                              (.02)
   Net realized and unrealized gain                                    1.88
                                                                     ------
      Total from investment operations                                 1.86
                                                                     ------
NET ASSET VALUE, END OF PERIOD                                       $11.86
                                                                     ======
Total Return(b)                                                       18.60%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed          .68%(d)
   Expenses, excluding expense reductions and expenses assumed         1.00%(d)
   Net investment loss                                                 (.22)%(d)

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
SUPPLEMENTAL DATA:                                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Net assets, end of period (000)                                   $ 1,363
   Portfolio turnover rate                                            102.28%(d)
================================================================================


76                     SEE NOTES TO FINANCIAL STATEMENTS.

VALUE OPPORTUNITIES FUND

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
                                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00
Investment operations:
   Net investment loss(a)                                              (.03)
   Net realized and unrealized gain                                    1.89
                                                                     ------
      Total from investment operations                                 1.86
                                                                     ------
NET ASSET VALUE, END OF PERIOD                                       $11.86
                                                                     ======
Total Return(b)                                                       18.60%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed          .68%(d)
   Expenses, excluding expense reductions and expenses assumed          .98%(d)
   Net investment loss                                                 (.25)%(d)

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
SUPPLEMENTAL DATA:                                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Net assets, end of period (000)                                   $ 2,993
   Portfolio turnover rate                                            102.28%(d)
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     77

VALUE OPPORTUNITIES FUND

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
                                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.00
                                                                      ======
Investment operations:
   Net investment income(a)                                              .02
   Net realized and unrealized gain                                     1.86
                                                                      ------
      Total from investment operations                                  1.88
                                                                      ------
NET ASSET VALUE, END OF PERIOD                                        $11.88
                                                                      ======
Total Return(b)                                                        18.80%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed           .50%(d)
   Expenses, excluding expense reductions and expenses assumed          1.93%(d)
   Net investment income                                                 .16%(d)

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
SUPPLEMENTAL DATA:                                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Net assets, end of period (000)                                   $    12
   Portfolio turnover rate                                            102.28%(d)
================================================================================


78                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
VALUE OPPORTUNITIES FUND

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
                                                                    (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.00
                                                                      ======
Investment operations:
   Net investment income(a)                                              .03
   Net realized and unrealized gain                                     1.87
                                                                      ------
      Total from investment operations                                  1.90
                                                                      ------
NET ASSET VALUE, END OF PERIOD                                        $11.90
                                                                      ======
Total Return(b)                                                        19.00%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed           .33%(d)
   Expenses, excluding expense reductions and expenses assumed           .91%(d)
   Net investment income                                                 .24%(d)

                                                                   12/20/2005(c)
                                                                        TO
                                                                     4/30/2006
SUPPLEMENTAL DATA:                                                  (UNAUDITED)
--------------------------------------------------------------------------------
   Net assets, end of period (000)                                  $ 1,933
   Portfolio turnover rate                                           102.28%(d)
================================================================================

(a)  Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of investment operations and SEC effective date is December 20, 2005; date shares became available to the public is January 3, 2006.

(d)  Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Classes A, B, C, P, and Y shares; Lord Abbett Alpha Strategy Fund ("Alpha Strategy Fund"), Classes A, B, C, and Y shares; Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Classes A, B, C, P, and Y shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Classes A, B, C, P, and Y shares; Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund"), Classes A, B, C, P, and Y shares; and Lord Abbett Value Opportunities Fund ("Value Opportunities Fund"), Classes A, B, C, P, and Y shares. Value Opportunities Fund commenced investment operations and was effective with the SEC on December 20, 2005. Shares first became available to the public on January 3, 2006.

All Value Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Alpha Strategy Fund's, International Core Equity Fund's, International Opportunities Fund's, and Value Opportunities Fund's investment objective are to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett"). Large-Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B and C shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of International Core Equity Fund and International Opportunities Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on each Fund's Statement of Operations. As of April 30, 2006, there were no open forward foreign currency exchange contracts outstanding.

(h) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

                                                          MANAGEMENT   VOLUNTARY
                                                             FEES      WAIVER
--------------------------------------------------------------------------------
All Value Fund                                              .53%(1)       --
Alpha Strategy Fund                                         .10%         .10%(2)
International Core Equity Fund                              .75%(3)       --
International Opportunities Fund                            .75%(3)       --
Large-Cap Value Fund                                        .40%(4)       --
Value Opportunities Fund                                    .75%(3)

(1) The management fee for All Value Fund is based on average daily net assets at the following annual rates:

First $200 million   .75%
Next $300 million    .65%
Over $500 million    .50%

(2) For the fiscal year ending October 31, 2006, Lord Abbett has contractually agreed to waive its management fee.

(3) The management fee for International Core Equity Fund, International Opportunities Fund and Value Opportunities Fund is based on average daily net assets at the following annual rates:

First $1 billion   .75%
Next $1 billion    .70%
Over $2 billion    .65%

(4) The management fee for Large-Cap Value Fund is based on average daily net assets at the following annual rates:

First $2 billion    .40%
Next $3 billion    .375%
Over $5 billion     .35%

For the fiscal year ending October 31, 2006, Lord Abbett has contractually agreed to reimburse the International Core Equity Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS              % OF AVERAGE DAILY NET ASSETS
------------------------------------------------
A                               1.75%
B                               2.40%
C                               2.40%
P                               1.85%
Y                               1.40%

For the fiscal year ending October 31, 2006, Lord Abbett has contractually agreed to reimburse the Large Cap Value Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS              % OF AVERAGE DAILY NET ASSETS
------------------------------------------------
A                                .95%
B                               1.60%
C                               1.60%
P                               1.05%
Y                                .60%

For the fiscal year ending October 31, 2006, Lord Abbett has contractually agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

CLASS              % OF AVERAGE DAILY NET ASSETS
------------------------------------------------
A                               1.30%
B                               1.95%
C                               1.95%
P                               1.40%
Y                                .95%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This fee is not charged to the Alpha Strategy Fund.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc., Lord Abbett Research Fund, Inc. -

Lord Abbett Small-Cap Value Fund and Lord Abbett Securities Trust - Lord Abbett International Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses Assumed by Underlying Funds on Alpha Strategy Fund's Statement of Operations.

In addition, Lord Abbett International Core Equity Fund and Lord Abbett International Opportunities Fund, along with certain other funds managed by Lord Abbett (the Underlying Funds) have entered into a Servicing Arrangement with Lord Abbett World Growth & Income Strategy Fund and Lord Abbett Alpha Strategy Fund, respectively (the "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on each Fund's Statement of Operations.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES               CLASS A   CLASS B   CLASS C   CLASS P(2)
-----------------------------------------------------------
Service             .25%       .25%      .25%       .20%
Distribution        .10%(1)    .75%      .75%       .25%

(1) Until October 1, 2004, each Fund, other than Value Opportunities Fund,paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October1, 2004, the Distributor commenced payment of such one- time distribution fee. The unamortized balance of prepaid distribution fees, by each Fund, for the six months ended April 30, 2006 were as follows:

                                   UNAMORTIZED
                                     BALANCE
----------------------------------------------
International Core Equity Fund        $912
International Opportunities Fund       209

These amounts will continue to be amortized by each Fund, generally over a two-year period.

The amounts of CDSC collected by each Fund during the six months ended April 30, 2006 were as follows:

                                      CDSC
                                   COLLECTED
--------------------------------------------
All Value Fund                      $ 8,427
Alpha Strategy Fund                   2,614
International Core Equity Fund       12,083
International Opportunities Fund      2,310

(2) All Value Fund, International Core Equity Fund, International Opportunities Fund, Large-Cap Value Fund, and Value Opportunities Fund only.

Class Y does not have a distribution plan.

COMMISSIONS

The Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the fiscal period ended April 30, 2006:

                                   DISTRIBUTOR     DEALERS'
                                   COMMISSIONS   CONCESSIONS
------------------------------------------------------------
All Value Fund                      $750,383      $4,048,755
Alpha Strategy Fund                  169,911         953,945
International Core Equity Fund       807,497       4,371,791
International Opportunities Fund      83,982         461,893
Large-Cap Value Fund                  12,298          64,515
Value Opportunities Fund              45,959         252,107

Distributor received CDSCs for the fiscal period ended April 30, 2006, as follows:

                                   CLASS A   CLASS C
----------------------------------------------------
All Value Fund                     $ 2,288   $13,206
Alpha Strategy Fund                    946     1,501
International Core Equity Fund      17,459     4,537
International Opportunities Fund       703       656
Large-Cap Value Fund                    --       984
Value Opportunities Fund                --        99

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semiannually for All Value Fund, and annually for Alpha Strategy Fund, International Core Equity Fund, International Opportunities Fund, Large-Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2006 and the fiscal year ended October 31, 2005 were as follows:

                                     ALL VALUE FUND           ALPHA STRATEGY FUND
-----------------------------------------------------------------------------------
                               SIX MONTHS                   SIX MONTHS
                                  ENDED          YEAR          ENDED        YEAR
                               04/30/2006       ENDED       04/30/2006     ENDED
                               (UNAUDITED)    10/31/2005   (UNAUDITED)   10/31/2005
-----------------------------------------------------------------------------------
Distributions paid from:
Ordinary income               $ 27,452,656   $ 8,710,826       $--        $458,488
Net long-term capital gains    158,920,088    19,588,617        --              --
-----------------------------------------------------------------------------------
   Total distributions paid   $186,372,744   $28,299,443       $--        $458,488
===================================================================================

                                    INTERNATIONAL              INTERNATIONAL
                                  CORE EQUITY FUND          OPPORTUNITIES FUND
--------------------------------------------------------------------------------
                              SIX MONTHS                  SIX MONTHS
                                 ENDED         YEAR          ENDED        YEAR
                              04/30/2006      ENDED       04/30/2006     ENDED
                              (UNAUDITED)   10/31/2005   (UNAUDITED)   10/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income               $ 8,931,435     $62,768         $--        $39,769
Net long-term capital gains     2,329,582          --                         --
--------------------------------------------------------------------------------
   Total distributions paid   $11,261,017     $62,768         $--        $39,769
================================================================================

                                                          LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED         YEAR
                                                        04/30/2006      ENDED
                                                        (UNAUDITED)   10/31/2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                          $  547,303    $243,210
Net long-term capital gains                                 760,672      98,180
--------------------------------------------------------------------------------
   Total distributions paid                              $1,307,975    $341,390
================================================================================

As of October 31, 2005, the capital loss carryforwards, along with the related expiration dates, are as follows:

                                       2009           2010         2011        TOTAL
---------------------------------------------------------------------------------------
Alpha Strategy Fund                $        --   $        --   $6,445,723   $ 6,445,723
International Opportunities Fund    39,350,246    37,966,698    7,911,942    85,228,886

As of April 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                       ALPHA         INTERNATIONAL
                                  ALL VALUE FUND   STRATEGY FUND   CORE EQUITY FUND
-----------------------------------------------------------------------------------
Tax cost                          $2,553,286,165    $217,451,749     $624,094,704
-----------------------------------------------------------------------------------
Gross unrealized gain                484,280,715      75,404,481       88,499,294
Gross unrealized loss                (15,522,131)             --       (5,105,494)
-----------------------------------------------------------------------------------
   Net unrealized security gain   $  468,758,584    $ 75,404,481     $ 83,393,800
===================================================================================

                                     INTERNATIONAL      LARGE-CAP          VALUE
                                  OPPORTUNITIES FUND    VALUE FUND   OPPORTUNITIES FUND
---------------------------------------------------------------------------------------
Tax cost                             $248,489,246      $44,116,339      $25,615,707
---------------------------------------------------------------------------------------
Gross unrealized gain                  82,254,814        5,523,338        1,268,093
Gross unrealized loss                  (2,582,165)        (429,598)        (134,243)
---------------------------------------------------------------------------------------
   Net unrealized security gain      $ 79,672,649      $ 5,093,740      $ 1,133,850
=======================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal period ended April 30, 2006 were as follows:

                                                       PURCHASES        SALES
--------------------------------------------------------------------------------
All Value Fund                                       $887,052,590   $806,928,466
Alpha Strategy Fund                                    78,403,548             --
International Core Equity Fund                        562,271,129    261,598,963
International Opportunities Fund                      162,303,461    104,875,204
Large-Cap Value Fund                                   14,238,910      8,532,206
Value Opportunities Fund                               31,466,291     10,679,962

There were no purchases or sales of U.S. Government securities for the six months ended April30, 2006.

6. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Trust. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

All Value Fund, International Core Equity Fund, International Opportunities Fund, Large-Cap Value Fund and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal period ended April 30, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which All Value Fund and Large-Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large-Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

ALL VALUE FUND
--------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED
                                      APRIL 30, 2006                     YEAR ENDED
                                        (UNAUDITED)                   OCTOBER 31, 2005
--------------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                      17,079,365    $ 210,933,817      49,755,701   $ 589,022,978
Reinvestment of distributions    10,511,006      124,660,261       1,706,988      19,800,667
Shares redeemed                 (12,264,471)    (151,196,510)    (18,915,487)   (224,478,733)
--------------------------------------------------------------------------------------------
Increase                         15,325,900    $ 184,397,568      32,547,202   $ 384,344,912
--------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------
Shares sold                       2,066,811    $  24,632,260       5,602,734   $  64,321,570
Reinvestment of distributions     1,236,688       14,234,280         161,354       1,823,346
Shares redeemed                  (1,799,730)     (21,500,380)     (2,375,843)    (27,464,066)
--------------------------------------------------------------------------------------------
Increase                          1,503,769    $  17,366,160       3,388,245   $  38,680,850
--------------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------------
Shares sold                       5,559,695    $  65,966,504      13,636,576   $ 156,210,154
Reinvestment of distributions     2,172,380       24,917,196         279,805       3,150,601
Shares redeemed                  (4,056,964)     (48,195,157)     (6,025,241)    (69,402,400)
--------------------------------------------------------------------------------------------
Increase                          3,675,111    $  42,688,543       7,891,140   $  89,958,355
--------------------------------------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------------------------------------
Shares sold                         548,782    $   6,751,108         751,140   $   8,846,473
Reinvestment of distributions        90,360        1,064,437           7,509          86,656
Shares redeemed                    (217,814)      (2,655,833)        (96,998)     (1,151,912)
--------------------------------------------------------------------------------------------
Increase                            421,328    $   5,159,712         661,651   $   7,781,217
--------------------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------------------
Shares sold                          52,247    $     636,318          76,545   $     911,203
Reinvestment of distributions        17,098          203,303           2,882          33,492
Shares redeemed                     (19,883)        (242,275)        (18,377)       (218,589)
--------------------------------------------------------------------------------------------
Increase                             49,462    $     597,346          61,050   $     726,106
--------------------------------------------------------------------------------------------

ALPHA STRATEGY FUND
--------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED
                                      APRIL 30, 2006                  YEAR ENDED
                                        (UNAUDITED)                OCTOBER 31, 2005
---------------------------------------------------------------------------------------
CLASS A SHARES                    SHARES         AMOUNT          SHARES       AMOUNT
---------------------------------------------------------------------------------------
Shares sold                     3,137,651     $ 70,285,387     1,148,948   $ 20,637,437
Reinvestment of distributions          --               --        24,791        425,664
Shares redeemed                  (491,116)     (10,698,466)     (814,877)   (14,436,194)
---------------------------------------------------------------------------------------
Increase                        2,646,535     $ 59,586,921       358,862   $  6,626,907
---------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------
Shares sold                       418,708     $  9,049,459       310,878   $  5,360,233
Shares redeemed                  (388,513)      (8,451,219)     (571,696)    (9,858,951)
---------------------------------------------------------------------------------------
Increase (decrease)                30,195     $    598,240      (260,818)  $ (4,498,718)
---------------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------------
Shares sold                       901,500     $ 19,544,117       304,429   $  5,259,619
Shares redeemed                  (145,165)      (3,061,371)     (475,248)    (8,091,124)
---------------------------------------------------------------------------------------
Increase (decrease)               756,335     $ 16,482,746      (170,819)  $ (2,831,505)
---------------------------------------------------------------------------------------
CLASS Y SHARES
---------------------------------------------------------------------------------------
Shares sold                        10,305     $    223,275         5,730   $    103,708
Reinvestment of distributions          --               --           227          3,899
Shares redeemed                      (468)          (9,601)       (2,729)       (47,035)
---------------------------------------------------------------------------------------
Increase                            9,837     $    213,674         3,228   $     60,572
---------------------------------------------------------------------------------------

INTERNATIONAL CORE EQUITY FUND
--------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                       APRIL 30, 2006                   YEAR ENDED
                                        (UNAUDITED)                  OCTOBER 31, 2005
------------------------------------------------------------------------------------------
CLASS A SHARES                    SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------
Shares sold                     16,542,072    $ 228,927,748     14,548,050   $ 172,536,589
Reinvestment of distributions      608,576        7,917,574          4,409          49,654
Shares redeemed                 (1,387,424)     (19,095,750)    (1,121,364)    (13,202,915)
------------------------------------------------------------------------------------------
Increase                        15,763,224    $ 217,749,572     13,431,095   $ 159,383,328
------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------
Shares sold                      1,494,234    $  20,480,815      1,227,027   $  14,391,580
Reinvestment of distributions       38,906          501,508             --              --
Shares redeemed                   (146,513)      (2,003,156)       (82,565)       (974,017)
------------------------------------------------------------------------------------------
Increase                         1,386,627    $  18,979,167      1,144,462   $  13,417,563
------------------------------------------------------------------------------------------
CLASS C SHARES
------------------------------------------------------------------------------------------
Shares sold                      4,242,569    $  58,101,728      2,944,113   $  34,662,208
Reinvestment of distributions       91,138        1,174,769             --              --
Shares redeemed                   (202,870)      (2,777,314)      (225,173)     (2,640,273)
------------------------------------------------------------------------------------------
Increase                         4,130,837    $  56,499,183      2,718,940   $  32,021,935
------------------------------------------------------------------------------------------
CLASS P SHARES
------------------------------------------------------------------------------------------
Shares sold                          2,344    $      33,619            359   $       4,440
Reinvestment of distributions           32              405             --              --
Shares redeemed                         --               --            (95)         (1,209)
------------------------------------------------------------------------------------------
Increase                             2,376    $      34,024            264   $       3,231
------------------------------------------------------------------------------------------
CLASS Y SHARES
------------------------------------------------------------------------------------------
Shares sold                      2,183,042    $  30,018,382        697,220   $   8,559,602
Reinvestment of distributions       43,625          569,738            540           6,089
Shares redeemed                    (27,864)        (376,525)       (32,022)       (385,383)
------------------------------------------------------------------------------------------
Increase                         2,198,803    $  30,211,595        665,738   $   8,180,308
------------------------------------------------------------------------------------------

INTERNATIONAL OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                           APRIL 30, 2006                  YEAR ENDED
                                             (UNAUDITED)                OCTOBER 31, 2005
---------------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------
Shares sold                          2,475,364    $ 35,159,629     1,978,216    $ 21,941,094
Shares redeemed                       (825,781)    (11,538,139)   (1,516,058)    (16,761,499)
---------------------------------------------------------------------------------------------
Increase                             1,649,583    $ 23,621,490       462,158    $  5,179,595
---------------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------------
Shares sold                            576,167    $  7,930,898       610,029    $  6,542,545
Shares redeemed                       (316,033)     (4,325,883)     (616,632)     (6,599,972)
---------------------------------------------------------------------------------------------
Increase (decrease)                    260,134    $  3,605,015        (6,603)   $    (57,427)
---------------------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------------------
Shares sold                            567,314    $  7,783,330       493,985    $  5,258,334
Shares redeemed                       (189,802)     (2,561,571)     (336,909)     (3,575,746)
---------------------------------------------------------------------------------------------
Increase                               377,512    $  5,221,759       157,076    $  1,682,588
---------------------------------------------------------------------------------------------
CLASS P SHARES
---------------------------------------------------------------------------------------------
Shares sold                             57,367    $    871,099           185    $      2,090
Shares redeemed                           (952)        (12,913)           --              --
---------------------------------------------------------------------------------------------
Increase                                56,415    $    858,186           185    $      2,090
---------------------------------------------------------------------------------------------
CLASS Y SHARES
---------------------------------------------------------------------------------------------
Shares sold                          1,773,548    $ 26,240,001       271,763    $  3,052,439
Reinvestment of distributions               --              --         3,895          39,769
Shares redeemed                         (6,899)       (102,556)     (589,616)     (6,254,257)
---------------------------------------------------------------------------------------------
Increase (decrease)                  1,766,649    $ 26,137,445      (313,958)   $ (3,162,049)
---------------------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
-----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                           APRIL 30, 2006               YEAR ENDED
                                            (UNAUDITED)              OCTOBER 31, 2005
-----------------------------------------------------------------------------------------
CLASS A SHARES                         SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------
Shares sold                           198,758    $ 2,552,231      552,637    $ 6,781,190
Reinvestment of distributions          34,254        427,832       17,676        213,347
Shares redeemed                      (109,161)    (1,406,873)    (314,249)    (3,839,323)
-----------------------------------------------------------------------------------------
Increase                              123,851    $ 1,573,190      256,064    $ 3,155,214
-----------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------
Shares sold                            43,493    $   551,341       56,903    $   689,423
Reinvestment of distributions           3,090         38,191        1,589         18,999
Shares redeemed                       (12,209)      (155,135)     (38,841)      (471,694)
-----------------------------------------------------------------------------------------
Increase                               34,374    $   434,397       19,651    $   236,728
-----------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------
Shares sold                            67,047    $   847,403      202,061    $ 2,452,265
Reinvestment of distributions           5,552         68,625        1,894         22,678
Shares redeemed                       (45,808)      (581,586)     (72,732)      (878,307)
-----------------------------------------------------------------------------------------
Increase                               26,791    $   334,442      131,223    $ 1,596,636
-----------------------------------------------------------------------------------------
CLASS P SHARES
-----------------------------------------------------------------------------------------
Reinvestment of distributions              32    $       405           21    $       250
-----------------------------------------------------------------------------------------
Increase                                   32    $       405           21    $       250
-----------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------
Shares sold                           452,628    $ 5,683,018    1,509,198    $18,711,404
Reinvestment of distributions          51,343        642,815        3,325         40,232
Shares redeemed                       (40,468)      (534,583)    (111,467)    (1,371,184)
-----------------------------------------------------------------------------------------
Increase                              463,503    $ 5,791,250    1,401,056    $17,380,452
-----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

VALUE OPPORTUNITIES FUND
--------------------------------------------------------------
                                            PERIOD ENDED
                                           APRIL 30, 2006
                                            (UNAUDITED)*
--------------------------------------------------------------
CLASS A SHARES                         SHARES        AMOUNT
--------------------------------------------------------------
Shares sold                          1,732,425    $19,082,695
Shares redeemed                        (15,267)      (170,479)
--------------------------------------------------------------
Increase                             1,717,158    $18,912,216
--------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------
Shares sold                            116,682    $ 1,310,431
Shares redeemed                         (1,718)       (18,799)
--------------------------------------------------------------
Increase                               114,964    $ 1,291,632
--------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------
Shares sold                            253,405    $ 2,852,755
Shares redeemed                         (1,070)       (11,877)
--------------------------------------------------------------
Increase                               252,335    $ 2,840,878
--------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------
Shares sold                              1,000    $    10,000
--------------------------------------------------------------
Increase                                 1,000    $    10,000
--------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------
Shares sold                            222,393    $ 2,404,714
Shares redeemed                        (59,987)      (650,155)
--------------------------------------------------------------
Increase                               162,406    $ 1,754,559
--------------------------------------------------------------

* For the period December 20, 2005 (commencement of investment operations) to April 30, 2006.

UNDERLYING FUND INFORMATION (UNAUDITED)

Alpha Strategy Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. As of April 30, 2006, Alpha Strategy Fund's long-term investments were allocated among the Underlying Funds as follows:

     UNDERLYING FUND NAME                                            % OF INVESTMENTS
     --------------------------------------------------------------------------------
     Lord Abbett Developing Growth Fund, Inc. - Class Y                        30.00%
     Lord Abbett Securities Trust - Lord Abbett International
        Opportunities Fund - Class Y                                           39.98%
     Lord Abbett Research Fund, Inc. - Lord Abbett Small-Cap Value
        Fund - Class Y                                                         30.02%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2006, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

TEN LARGEST HOLDINGS                                            % OF INVESTMENTS
--------------------------------------------------------------------------------
Nektar Therapeutics                                                        1.59%
WebEx Communications, Inc.                                                 1.59%
Factset Research Systems Inc.                                              1.53%
Scientific Games Corp. Class A                                             1.47%
Redback Networks Inc.                                                      1.45%
Coldwater Creek Inc.                                                       1.40%
Morningstar, Inc.                                                          1.36%
IntercontinentalExchange, Inc.                                             1.23%
Anixter Int'l., Inc.                                                       1.20%
Sohu.com Inc.                                                              1.17%
--------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                              % OF INVESTMENTS
--------------------------------------------------------------------------------
Auto & Transportation                                                      3.60%
Consumer Discretionary                                                    19.45%
Financial Services                                                        14.78%
Healthcare                                                                15.54%
Materials & Processing                                                     3.38%
Other                                                                      1.19%
Other Energy                                                               8.62%
Producer Durables                                                          7.84%
Short-Term Investment                                                      3.29%
Technology                                                                21.38%
Utilities                                                                  0.93%
--------------------------------------------------------------------------------
Total                                                                    100.00%
--------------------------------------------------------------------------------

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND

TEN LARGEST HOLDINGS                                            % OF INVESTMENTS
--------------------------------------------------------------------------------
Neopost S.A.                                                               1.77%
Piraeus Bank S.A.                                                          1.68%
Vivacon AG                                                                 1.65%
Hypo Real Estate Holding AG                                                1.55%
Intertek Group plc                                                         1.50%
Prosegur Compania de Seguridad, S.A.                                       1.49%
Bangkok Bank Public Co. Ltd.                                               1.47%
Michael Page Int'l. plc                                                    1.41%
CSR plc                                                                    1.40%
Rheinmetall AG                                                             1.40%
--------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                              % OF INVESTMENTS
--------------------------------------------------------------------------------
Basic Materials                                                            8.43%
Conglomerates                                                              1.10%
Consumer Cyclicals                                                        13.42%
Consumer Non-Cyclicals                                                     5.55%
Diversified Financials                                                     7.03%
Energy                                                                     8.18%
Healthcare                                                                 3.42%
Industrial Goods & Services                                               22.12%
Non-Property Financials                                                   14.05%
Property & Property Services                                               2.65%
Short-Term Investment                                                      1.95%
Technology                                                                 7.36%
Telecommunications                                                         1.58%
Transportation                                                             1.13%
Utilities                                                                  2.03%
--------------------------------------------------------------------------------
Total                                                                    100.00%
--------------------------------------------------------------------------------

UNDERLYING FUND INFORMATION (UNAUDITED)(CONCLUDED)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE FUND

TEN LARGEST HOLDINGS                                            % OF INVESTMENTS
--------------------------------------------------------------------------------
Trinity Industries, Inc.                                                   4.16%
Anixter Int'l. Inc.                                                        3.30%
Quanex Corp.                                                               3.02%
Steel Dynamics, Inc.                                                       2.68%
PNM Resources, Inc.                                                        2.61%
Ethan Allen Interiors Inc.                                                 2.51%
Werner Enterprises, Inc.                                                   2.28%
Hexcel Corp.                                                               2.13%
Carpenter Technology Corp.                                                 2.11%
Ruby Tuesday, Inc.                                                         1.98%
--------------------------------------------------------------------------------

HOLDINGS BY SECTOR                                              % OF INVESTMENTS
--------------------------------------------------------------------------------
Auto & Transportation                                                      8.77%
Consumer Discretionary                                                    10.08%
Consumer Staples                                                           0.98%
Financial Services                                                        15.82%
Healthcare                                                                 2.75%
Integrated Oils                                                            0.98%
Materials & Processing                                                    20.81%
Other                                                                      5.69%
Other Energy                                                               2.90%
Producer Durables                                                          8.78%
Short-Term Investment                                                      7.17%
Technology                                                                 7.69%
Utilities                                                                  7.58%
--------------------------------------------------------------------------------
Total                                                                    100.00%
--------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreements between each of the Funds, other than the Value Opportunities Fund, and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to each Fund are discussed below.

LARGE-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period and in the fourth quintile for the one-year period and the period since the inception of the fund (June 30, 2003). The Board also observed that the performance was below that of the Lipper Large-Cap Value Index for each of those periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately twenty-six basis points below the median of the peer group. The Board also observed that, since the Fund's inception, Lord Abbett had implemented an expense cap that limited the Fund's total expense ratio of Class A to not more than 0.95%, the total expense ratio of Classes B and C to not more than 1.60%, the total expense ratio of Class P to not more than 1.05%, and the total expense ratio of Class Y to not more than 0.60%. The Board observed that the total expense ratio of Class A was approximately forty basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately fifty basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately thirty-one basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALL VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, one-year, and three-year periods, in the third quintile for the five-year period, and in the second quintile for the ten-year period. The Board also observed that the Fund's performance was below that of the Lipper Multi-Cap Value Index for the nine-month, one-year, three-year periods, but above that of the Index for the ten-year period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately nine basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Classes B and C were approximately five basis points below the median of the peer group, and the total expense ratio of Classes P and Y were approximately the same as the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL CORE EQUITY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund had only been in existence since December 31, 2003 and thus it was difficult to draw definitive conclusions regarding its relative performance. The Board further observed that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month and one-year periods and in the fifth quintile for the period since inception. The Board also observed that the performance was above that of the Lipper International Multi-Cap Core Index for the nine-month and one-year periods and below that of the Index for the period since inception.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately twenty-one basis points below the median of the peer group. The Board observed that Lord Abbett had implemented a total expense cap for the Fund that limited the total expense ratio of Class A to not more than 1.75%, the total expense ratios of Classes B and C to not more than 2.40%, the total expense ratio of Class P to not more than 1.85%, and the total expense ratio of Class Y to not more than 1.40%, but that the total expense ratio of each class was below that cap at September 30, 2005. The Board observed that the total expense ratio of Class A was approximately three basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately nine basis points above the median of the peer group, and the total expense ratio of Class Y was approximately five basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. the Board observed that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month period, in the fourth quintile for the one-year period, and in the fifth quintile for the three- and five-year periods. The Board also observed that the performance was below that of the Lipper International Small/Mid-Cap Growth Index for each of the nine-month, one-year, three-year, and five-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also observed that earlier in the year Lord Abbett had promoted Todd Jacobson to be the portfolio manager of the Fund. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management and administrative services fees were approximately twenty-one basis points below the median of the peer group and that the actual management and administrative services fees were approximately fifteen basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately six basis points above the median of the peer group, and the total expense ratio of Class Y was approximately the same as the median of the peer group.


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PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALPHA STRATEGY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and one-year periods and in the third quintile for the three- and five-year periods. The Board also observed that there was no Lipper index that would serve as an appropriate comparison for the Fund.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual management fees were approximately fifteen basis points below the median of the peer group and that the actual management fees were approximately five basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately the same as the median of the peer group, and the total expense ratio of Class Y was six basis points below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately three basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately five basis points below the median of the peer group, and the total expense ratio of Class Y was approximately one basis point above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from


106

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or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

VALUE OPPORTUNITIES FUND

At a meeting on October 20, 2005, the Board, including all Trustees who are not interested persons, considered whether to approve the existing management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board included, but were not limited to, (1) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size, (2) information regarding the proposed distribution arrangements of the Fund, and

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(3) information regarding the personnel and other resources to be devoted by
Lord Abbett to managing the Fund.

The specific considerations are discussed below.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. Because the Fund was new and had no operating history, the Board could not consider its historical investment performance.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services to be performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the projected expense ratios of each class and the expense ratios of a peer group of funds. They also considered the amount and nature of fees to be paid by shareholders.

PROFITABILITY. Because the Fund was new, the Board could not assess directly its effect on Lord Abbett's Profitability. The Board noted that it had received information on Lord Abbett's profitability in meetings in December 2004 and August 2005 and would receive additional information at meetings in December 2005.

ECONOMIES OF SCALE. Because the Fund was new, the Board was not able to assess whether there might be economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees to be paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits that would be enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Because the Fund was new and had no operating history, the Board could not consider matters such as the nature and quality of services provided in the past to the Fund by Lord Abbett. The Board was able, however, to consider the nature and quality of services provided by Lord Abbett to other Lord Abbett Funds. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that the management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the management agreement.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on as to how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.


110

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

[LORD ABBETT LOGO]

   This report when not used for
    the general information of
shareholders of the fund, is to be
  distributed only if preceded or
   accompanied by a current fund
            prospectus.

   Lord Abbett mutual fund shares
        are distributed by
    LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Securities Trust
   Lord Abbett All Value Fund
   Lord Abbett Alpha Strategy Fund
   Lord Abbett International Core Equity Fund
   Lord Abbett International Opportunities Fund
   Lord Abbett Large-Cap Value Fund
   Lord Abbett Value Opportunities Fund

                                                                      LST-3-0406
                                                                          (0606)

[LORD ABBETT LOGO]

                                                                            2006
                                                                      SEMIANNUAL
                                                                          REPORT

LORD ABBETT
   MICRO-CAP GROWTH FUND
   MICRO-CAP VALUE FUND

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT MICRO-CAP GROWTH FUND AND MICRO-CAP VALUE FUND
SEMIANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Micro-Cap Growth Fund's and Lord Abbett Micro-Cap Value Fund's strategies and performance for the six-month period ended April 30, 2006. On this and the following pages, we discuss the major factors that influenced the funds' performance.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
----------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: Domestic equities turned in a strong performance in the period, reflecting the continued strength of the U.S. economy. The industrial sector showed particular strength as industrial production surged.

    In the six-month period ended April 30, 2006, the S&P 500(R) Index,(1) Dow Jones Industrial Average(2), and NASDAQ(3) all raced to five-year highs. The S&P Super Composite 1500 Index(4), the broadest market measure tracked by Standard & Poor's, gained a total return of 10.4 percent.

    Though the market's rally was broad, mid- and small-cap stocks outperformed their larger-cap peers. As measured by the S&P/Citigroup Growth and Value Indexes(5), value-oriented equities generally turned in higher total return gains than growth. Specifically, small-cap value stocks jumped 18.0 percent, on a total return basis, versus the 15.7 percent turned in by small-cap growth stocks. In the large-cap arena, value stocks were up twice that of growth,
13.2 percent versus 6.2 percent, respectively.

    The top performing sectors in the market overall during the period included energy, materials, and financials. The utilities, healthcare, and consumer staples sectors underperformed.

LORD ABBETT MICRO-CAP GROWTH FUND

Q: HOW DID THE MICRO-CAP GROWTH FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 16.2 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index(6), which returned 20.3 percent over

--------------------------------------------------------------------------------

the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1
YEAR: 30.63 PERCENT, 5 YEARS: 10.77 PERCENT, AND SINCE INCEPTION (MAY 1,
2000): 2.79 PERCENT. DURING THE PERIODS SHOWN, EXPENSE REIMBURSEMENTS WERE IN PLACE. WITHOUT SUCH EXPENSE REIMBURSEMENTS, THE FUND'S RETURN WOULD HAVE BEEN LOWER. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The technology sector was the largest detractor from fund performance relative to the benchmark for the period. Also detracting from performance was Zix Corp., a company that provides security solutions and professional services that address organizations' electronic messaging needs. Three other technology holdings that took away from performance included Nestor, Inc., Telkonet, Inc., and International Display Works, Inc. Nestor, Inc. offers software solutions for mission-critical decision applications in real-time environments. Telkonet, Inc. provides proprietary infrastructure application products based upon power-line carrier technologies. International Display Works, Inc. manufactures liquid crystal displays, modules, and assemblies.

    Also detracting from fund performance, relative to the benchmark, was the healthcare sector. SFBC International, Inc., a contract research organization that conducts clinical research and provides drug development services, was the largest detractor within the sector. Also detracting from performance was NYMOX Pharmaceutical Corp., a biopharmaceutical company, and

--------------------------------------------------------------------------------

CardioTech International, Inc., a provider of synthetic blood vessels.

    Three consumer discretionary companies also took away from performance:
Progressive Gaming International Corp., which makes progressive jackpot systems for slot machines; TRM Corp., which provides self-service photocopying and convenience automated teller machine services; and Youbet.com, which facilitates live events.

    Overall, however, the consumer discretionary sector was the strongest contributor to the fund's performance, relative to the benchmark, for the six-month period. Everlast Worldwide Inc., the fund's second best contributor to performance during the period, makes sporting goods and apparel products. Two retailers, United Retail Group, Inc. (the fund's fifth largest holding), and Citi Trends Inc. were also strong contributors in this sector. The Knot, Inc., a provider of products and services to couples planning their weddings, was another contributor.

   The second best performing sector, relative to the benchmark, was producer durables. DXP Enterprises, Inc. was the fund's top absolute contributor and its third largest holding. The company provides maintenance, repair, and operating products, equipment, and services to industrial customers.

   Other holdings that were among the fund's top performance contributors included materials and processing company Medis Technologies Ltd. Ranked third for its contribution, this company focuses on direct liquid fuel cell technology. Healthcare company Kendle International, a contract research organization, and LivePerson, Inc., a provider of technology that facilitates real-time sales and customer service for companies conducting business on the Internet, both added to performance in the period. LivePerson, Inc. also was the fund's largest holding during the period. Two financial services companies aided performance: CyberSource Corp., which develops and provides real-time and on-demand e-commerce transaction services, and Electronic Clearing House, Inc., which offers credit and debit card processing, check guarantee, check verification, and check conversion services.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

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LORD ABBETT MICRO-CAP VALUE FUND

Q: HOW DID THE MICRO-CAP VALUE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2006?

A: The fund returned 15.3 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Value Index(7), which returned 17.5 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1
YEAR: 28.42 PERCENT, 5 YEARS: 20.09 PERCENT, AND SINCE INCEPTION (MAY 1,
2000): 23.26 PERCENT. DURING CERTAIN PERIODS SHOWN, EXPENSE REIMBURSEMENTS WERE IN PLACE. WITHOUT SUCH EXPENSE REIMBURSEMENTS, THE FUND'S RETURN WOULD HAVE BEEN LOWER. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to CDSC.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT WWW.LORDABBETT.COM.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Companies in the technology sector reported the weakest contribution to the fund's performance relative to the benchmark for the period. Mobility Electronics, Inc., a supplier of connectivity and remote peripheral component interface technology and products, and COMSYS IT Partners Inc., a provider of information technology staffing and complementary services, were detractors.

    The second worst performing area, relative to the benchmark, was the consumer discretionary sector. Holdings in this sector include those in the consumer durables, apparel, media, hotel, and leisure industries. The fund's largest detractor for the period was consumer discretionary company SM&A. SM&A provides competition management services supporting industrial customers in the aerospace, defense, and information

--------------------------------------------------------------------------------

technology sectors. Other consumer discretionary holdings that disappointed included funeral home and cemetery operator Carriage Services, Inc.; global recruitment and human capital consulting solutions specialist Hudson Highland Group; and Rock of Ages Corp., a producer of granite memorials used primarily in cemeteries.

    The materials and processing sector ranked third for fund underperformance, relative to the benchmark. Military batteries manufacturer Ultralife Batteries, Inc. hurt fund performance.

    Other stocks that rated among the largest 10 detractors to performance were healthcare company American Dental Partners, Inc., a provider of dental practice management, and Key Technology, Inc., a producer durables company that supplies process automation systems for the food processing and other industries. Financial services holding Pennsylvania Commerce Bancorp, Inc., the holding company for Commerce Bank/Harrisburg, N.A., also hurt performance.

    Overall, the producer durables sector was the greatest contributor to the fund's relative performance for the period, followed by the healthcare and financial services sectors. Producer durables company Ladish Inc. was the strongest contributor and was the fund's largest holding. The company makes metal components for a variety of load-bearing and fatigue-resisting applications in the jet engine, aerospace, and industrial markets. Two other strong-contributing producer durables holdings were Twin Disc, Inc., the fund's second best contributor, and C-COR Inc. Twin Disc produces heavy-duty off-highway power transmission equipment. C-COR offers broadband transport products and systems for voice, video, and data delivery.

    Two healthcare companies were among the top 10 contributors to performance:
Molecular Devices Corp., which develops bio-analytical measurement systems, and Capital Senior Living Corp., which operates senior living communities in the United States.

    Although the financial services sector ranked third in terms of contribution to fund performance, relative to the benchmark, for the period, none of the fund's financial services holdings were among the top 10 contributors. The fund's underweight position in this sector, during this period of relative underperformance by financial services stocks, proved to be a positive factor.

    In addition, materials and processing holdings A. M. Castle & Co., a provider of highly engineered materials and value-added processing services, and The Andersons, Inc., a company that operates grain elevator facilities and distributes wholesale agricultural products, both helped fund performance. Solid waste services company Waste Industries USA, Inc., in the consumer discretionary sector, and auto and transportation sector holding

--------------------------------------------------------------------------------

Keystone Automotive Industries, Inc., a distributor of aftermarket collision replacement parts, also contributed. SBS Technologies, Inc., a technology sector holding that provides open architecture-embedded computer products for original equipment manufacturers, contributed to fund performance.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

(3) The NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ stock exchange. The index is market value weighted, meaning that each company's security affects the index in proportion to its market value.

(4) The S&P Super Composite 1500 combines the S&P 500, S&P MidCap 400, and S&P SmallCap 600 indexes and is an efficient way to create a broad market portfolio representing 90% of U.S. equities.

(5) The S&P/Citigroup Growth and Value Indexes are split into two groups based on price-to-book ratio to create growth and value indexes. The Growth Index contains companies with higher price-to-book ratios and the Value Index contains companies with lower price-to-book ratios.

(6) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each fund's management and the portfolio holdings described in this report are as of April 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with a fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, A FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative funds' performance does not account for the deduction of sales charges, and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLES

    As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 through April 30, 2006).

ACTUAL EXPENSES

    For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 11/1/05 - 4/ 30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

MICRO-CAP GROWTH FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING     ENDING       EXPENSES
                                             ACCOUNT      ACCOUNT    PAID DURING
                                              VALUE        VALUE       PERIOD+
                                            ---------    ---------   -----------
                                                                      11/1/05 -
                                             11/1/05      4/30/06      4/30/06
                                            ---------    ---------   -----------
CLASS A
Actual                                      $1,000.00    $1,162.20      $11.26
Hypothetical (5% Return Before Expenses)    $1,000.00    $1,014.40      $10.49
CLASS Y
Actual                                      $1,000.00    $1,163.00      $ 9.92
Hypothetical (5% Return Before Expenses)    $1,000.00    $1,015.64      $ 9.25

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A and 1.85% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2006

SECTOR*                    %**
Consumer Discretionary    18.59%
Consumer Staples           1.59%
Financial Services        13.31%
Healthcare                25.90%
Materials & Processing    11.32%
Other Energy               5.09%
Producer Durables          6.65%
Technology                17.55%
Total                    100.00%

*   A sector may comprise several industries.
**  Represents percent of total investments.

MICRO-CAP VALUE FUND
--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING     ENDING       EXPENSES
                                             ACCOUNT      ACCOUNT    PAID DURING
                                              VALUE        VALUE       PERIOD+
                                            ---------    ---------   -----------
                                                                      11/1/05 -
                                             11/1/05      4/30/06      4/30/06
                                            ---------    ---------   -----------
CLASS A
Actual                                      $1,000.00    $1,153.20      $11.21
Hypothetical (5% Return Before Expenses)    $1,000.00    $1,014.41      $10.49
CLASS Y
Actual                                      $1,000.00    $1,154.80      $ 9.88
Hypothetical (5% Return Before Expenses)    $1,000.00    $1,015.65      $ 9.25

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (2.10% for Class A and 1.85% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
APRIL 30, 2006

SECTOR*                    %**
Auto & Transportation      6.55%
Consumer Discretionary    22.02%
Consumer Staples           0.50%
Financial Services        16.27%
Healthcare                10.16%
Materials & Processing    11.96%
Other Energy               2.53%
Producer Durables         15.78%
Short-term Investment      4.53%
Technology                 9.29%
Utilities                  0.41%
Total                    100.00%

*   A sector may comprise several industries.
**  Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP GROWTH FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                       SHARES   (000)
--------------------------------------------------------------------------------
COMMON STOCKS 90.77%

AEROSPACE 1.22%
LMI Aerospace, Inc.*                                               5,700    $100
                                                                            ----
BANKS: OUTSIDE NEW YORK CITY 1.95%
Community Bancorp*                                                 4,900     160
                                                                            ----
BEVERAGE: BREWERS 1.45%
Castle Brands Inc.*                                               13,000     119
                                                                            ----
BIOTECHNOLOGY RESEARCH & PRODUCTION 2.06%
Kendle Int'l. Inc.*                                                4,500     169
                                                                            ----
BUILDING: CEMENT 2.25%
U.S. Concrete, Inc.*                                              13,500     185
                                                                            ----
CASINOS & GAMBLING 1.50%
Youbet.com, Inc.*                                                 23,700     123
                                                                            ----
CHEMICALS 1.80%
Medis Technologies Ltd.*                                           5,000     148
                                                                            ----
COMMUNICATIONS TECHNOLOGY 3.78%
Anaren, Inc.*                                                      6,800     140
NMS Communications
Corp.*                                                            29,000     124
Telkonet, Inc.*                                                   12,000      47
                                                                            ----
TOTAL                                                                        311
                                                                            ----
COMPUTER SERVICES, SOFTWARE & SYSTEMS 10.91%
Aladdin Knowledge Systems Ltd.*(a)                                 8,000     187
eCollege.com Inc.*                                                 6,700     142
Knot, Inc. (The)*                                                 12,160     224
LivePerson, Inc.*                                                 40,730     280
TechTeam Global, Inc.*                                             6,400      64
                                                                            ----
TOTAL                                                                        897
                                                                            ----
COMPUTER TECHNOLOGY 1.24%
Stratasys, Inc.*                                                   3,100     102
                                                                            ----
CONSUMER PRODUCTS 1.74%
Orange 21 Inc.*                                                   32,700    $143
                                                                            ----
DRUGS & PHARMACEUTICALS 5.07%
CollaGenex
Pharmaceuticals, Inc.*                                            12,100     148
Medifast, Inc.*                                                   10,500     124
Nymox Pharmaceutical Corp.*(a)                                    44,100     145
                                                                            ----
TOTAL                                                                        417
                                                                            ----
ELECTRICAL EQUIPMENT & COMPONENTS 1.66%
Ultralife Batteries, Inc.*                                        12,400     136
                                                                            ----
ELECTRONICS:MEDICAL SYSTEMS 8.37%
Cutera, Inc.*                                                      4,900     129
IntraLase Corp.*                                                  12,400     266
PhotoMedex, Inc.*                                                 87,500     171
RITA Medical Systems, Inc.*                                       29,700     122
                                                                            ----
TOTAL                                                                        688
                                                                            ----
ENERGY EQUIPMENT 1.47%
Seitel, Inc.*                                                     28,900     121
                                                                            ----
ENERGY: MISCELLANEOUS 3.15%
Canadian Superior
Energy Inc.*(a)                                                   39,100      89
TGC Industries, Inc.*                                             11,970     170
                                                                            ----
TOTAL                                                                        259
                                                                            ----
FERTILIZERS 2.49%
LESCO, Inc.*                                                      12,300     205
                                                                            ----
FINANCE COMPANIES 2.60%
Asta Funding, Inc.                                                 5,900     214
                                                                            ----
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 4.42%
CyberSource Corp.*                                                21,200     198
Online Resources Corp.*                                           12,700     165
                                                                            ----
TOTAL                                                                        363
                                                                            ----


10                   SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MICRO-CAP GROWTH FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
FINANCIAL: MISCELLANEOUS 3.11%
Electronic Clearing House, Inc.*                                 17,200   $  256
                                                                          ------
GOLD 2.08%
Orezone Resources Inc.*(a)                                       81,400      171
                                                                          ------
HEALTH & PERSONAL CARE 2.14%
NovaMed, Inc.*                                                   25,000      176
                                                                          ------
JEWELRY WATCHES & GEMSTONES 1.90%
LJ Int'l., Inc.*(a)                                              44,200      156
                                                                          ------
MACHINERY: INDUSTRIAL/SPECIALTY 3.13%
DXP Enterprises, Inc.*                                            6,400      257
                                                                          ------
MACHINERY: SPECIALTY 1.70%
TurboChef Technologies, Inc.*                                    10,900      140
                                                                          ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 5.86%
CardioTech Int'l., Inc.*                                         47,600      124
Neogen Corp.*                                                     6,650      161
Trinity Biotech plc ADR*                                         22,900      197
                                                                          ------
TOTAL                                                                        482
                                                                          ------
RETAIL 5.02%
Bon-Ton Stores, Inc. (The)                                        5,700      162
United Retail Group Inc.*                                        12,800      251
                                                                          ------
TOTAL                                                                        413
                                                                          ------
SERVICES: COMMERCIAL 2.25%
Barrett Business Services, Inc.*                                  7,000      185
                                                                          ------
TEXTILES APPAREL MANUFACTURERS 4.45%
Everlast Worldwide Inc.*                                          8,800      154
True Religion Apparel, Inc.*                                     10,900      212
                                                                          ------
TOTAL                                                                        366
                                                                          ------
TOTAL INVESTMENTS IN SECURITIES 90.77% (COST $6,032,357)                   7,462
                                                                          ======
OTHER ASSETS IN EXCESS OF LIABILITIES 9.23%                                  759
                                                                          ======
NET ASSETS 100.00%                                                        $8,221
                                                                          ======

 *  Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR American Depositary Receipt.


                    SEE NOTES TO FINANCIAL STATEMENTS.                       11

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP VALUE FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCKS 94.77%

AEROSPACE 4.42%
Allied Defense
Group, Inc. (The)*                                               11,600   $  266
Ladish Co., Inc.*                                                20,930      746
                                                                          ------
TOTAL                                                                      1,012
                                                                          ------
AIR TRANSPORTATION 0.92%
Frontier Airlines
Holdings, Inc.*                                                  31,100      211
                                                                          ------
AUTO PARTS: AFTER MARKET 1.66%
Keystone Automotive
Industries, Inc.*                                                 9,200      380
                                                                          ------
AUTO PARTS: ORIGINAL EQUIPMENT 1.27%
STRATTEC SECURITY CORP.*                                          7,700      291
                                                                          ------
BANKS 7.09%
CoBiz, Inc.                                                      10,650      210
Columbia Bancorp                                                 13,660      304
Dearborn Bancorp, Inc.*                                          10,081      224
Franklin Bank Corp.*                                             15,500      301
North Bay Bancorp                                                 3,675      107
Pennsylvania Commerce
Bancorp, Inc.*                                                    5,900      178
Southwest Bancorp, Inc.                                          13,200      297
                                                                          ------
TOTAL                                                                      1,621
                                                                          ------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.56%
Kensey Nash Corp.*                                               11,800      356
                                                                          ------
BUILDING: MATERIALS 1.08%
Graham Corp.                                                     11,830      247
                                                                          ------
CHEMICALS 3.22%
Landec Corp.*                                                    32,000      280
NuCo2, Inc.*                                                      8,400      240
Quaker Chemical Corp.                                            10,700      216
                                                                          ------
TOTAL                                                                        736
                                                                          ------
COMMUNICATIONS TECHNOLOGY 1.39%
Bel Fuse Inc. Class A                                            11,700   $  319
                                                                          ------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 4.05%
Applix, Inc.*                                                    42,800      340
COMSYS IT Partners Inc.*                                         28,300      285
Moldflow Corp.*                                                  21,400      302
                                                                          ------
TOTAL                                                                        927
                                                                          ------
COMPUTER TECHNOLOGY 3.77%
Fargo Electronics, Inc.*                                         16,400      303
Mobility Electronics, Inc.*                                      39,200      279
Rimage Corp.*                                                    12,700      281
                                                                          ------
TOTAL                                                                        863
                                                                          ------
CONSTRUCTION 1.03%
Modtech Holdings, Inc.*                                          23,600      234
                                                                          ------
CONTAINERS & PACKAGING: METAL & GLASS 0.62%
Mobile Mini, Inc.*                                                4,300      142
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES 0.55%
American Physicians
Services Group, Inc.                                              8,700      126
                                                                          ------
ELECTRICAL EQUIPMENT & COMPONENTS 4.76%
AZZ, Inc.*                                                       17,300      415
Powell Industries, Inc.*                                         14,000      344
Ultralife Batteries, Inc.*                                       30,200      331
                                                                          ------
TOTAL                                                                      1,090
                                                                          ------
ELECTRICAL: HOUSEHOLD APPLIANCE 1.24%
Emerson Radio Corp.*                                             84,500      284
                                                                          ------
FINANCIAL: MISCELLANEOUS 1.48%
Federal Agricultural
Mortgage Corp. Class C                                            7,900      227
Financial Federal Corp.                                           3,950      112
                                                                          ------
TOTAL                                                                        339
                                                                          ------


12                   SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP VALUE FUND APRIL 30, 2006

                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
FOODS 0.49%
Tasty Baking Co.                                                 13,100   $  113
                                                                          ------
FUNERAL PARLORS & CEMETERY 1.84%
Carriage Services, Inc.*                                         59,600      280
Rock of Ages Corp.                                               30,400      141
                                                                          ------
TOTAL                                                                        421
                                                                          ------
HEALTHCARE FACILITIES 1.04%
Capital Senior Living Corp.*                                     21,600      237
                                                                          ------
HEALTHCARE MANAGEMENT SERVICES 1.52%
American Dental
Partners, Inc.*                                                  25,400      347
                                                                          ------
HOTEL/MOTEL 1.71%
Interstate Hotels &
Resorts, Inc.*                                                   69,200      391
                                                                          ------
HOUSEHOLD FURNISHINGS 1.41%
Hooker Furniture Corp.                                           17,300      323
                                                                          ------
IDENTIFICATION CONTROL & FILTER DEVICES 0.73%
Robbins & Myers, Inc.                                             6,900      168
                                                                          ------
INSURANCE: PROPERTY-CASUALTY 3.13%
Donegal Group Inc.                                               22,533      418
Navigators Group, Inc. (The)*                                     6,300      298
TOTAL                                                                        716
                                                                          ------
MACHINERY: INDUSTRIAL/SPECIALTY 3.06%
Tennant Co.                                                       3,500      178
Twin Disc, Inc.                                                  15,600      521
TOTAL                                                                        699
                                                                          ------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.40%
Lufkin Industries, Inc.                                           5,000      320
                                                                          ------
MACHINERY: SPECIALTY 1.22%
Key Technology, Inc.*                                            22,700      279
                                                                          ------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 4.45%
ICU Medical, Inc.*                                                3,000      124
Medical Action Industries, Inc*                                  16,980      406
Merit Medical Systems, Inc.*                                     26,700      312
Molecular Devices Corp.*                                          5,500      176
                                                                          ------
TOTAL                                                                      1,018
                                                                          ------
METAL FABRICATING 1.58%
NN, Inc.                                                         28,300      361
                                                                          ------
METALS & MINERALS: MISCELLANEOUS 1.60%
A.M.Castle & Co.                                                 10,100      365
                                                                          ------
MISCELLANEOUS: MATERIALS & COMMODITIES 0.92%
Lydall, Inc.*                                                    22,700      211
                                                                          ------
MISCELLANEOUS: SERVICE 1.53%
Psychemedics Corp.                                               20,700      351
                                                                          ------
OIL: CRUDE PRODUCERS 1.11%
Bronco Drilling Co., Inc.*                                        4,000      108
Pioneer Drilling Co.*                                             9,000      146
                                                                          ------
TOTAL                                                                        254
                                                                          ------
POLLUTION CONTROL & ENVIRONMENTAL SERVICES 0.96%
Team, Inc.*                                                       7,000      220
                                                                          ------
REAL ESTATE INVESTMENT TRUSTS 0.98%
Agree Realty Corp.                                                7,100      223
                                                                          ------
RENTAL & LEASING SERVICES: COMMERCIAL 1.66%
McGrath RentCorp                                                 14,100      379
                                                                          ------
RETAIL 1.35%
Rush Enterprises, Inc.
Class B*                                                         17,300      310
                                                                          ------


                    SEE NOTES TO FINANCIAL STATEMENTS.                       13

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MICRO-CAP VALUE FUND APRIL 30, 2006

                                                                          VALUE
INVESTMENTS                                                     SHARES    (000)
--------------------------------------------------------------------------------
SAVINGS & LOAN 1.27%
Beverly Hills Bancorp Inc.                                      27,900   $   290
                                                                         -------
SERVICES: COMMERCIAL 10.71%
Ambassadors Int'l., Inc.                                         7,500       200
Collectors Universe, Inc.*                                      24,100       391
Exponent, Inc.*                                                 19,300       628
Integrated Alarm Services Group, Inc.*                          45,000       168
Monro Muffler Brake, Inc.                                       14,400       524
RemedyTemp, Inc.*                                               18,200       229
SM&A*                                                           22,800       147
Waste Industries USA, Inc.                                       8,100       164
                                                                         -------
TOTAL                                                                      2,451
                                                                         -------
STEEL 0.40%
Steel Technologies Inc.                                          3,900        91
                                                                         -------
TELECOMMUNICATIONS EQUIPMENT 1.95%
C-COR Inc.*                                                     54,600       447
                                                                         -------
TEXTILES APPAREL MANUFACTURERS 3.59%
Hartmarx Corp.*                                                 34,600       298
Lakeland Industries, Inc.*                                      28,000       523
                                                                         -------
TOTAL                                                                        821
                                                                         -------
TRANSPORTATION: MISCELLANEOUS 1.45%
Quixote Corp.                                                   16,100       332
                                                                         -------
TRUCKERS 1.20%
Frozen Food Express
Industries, Inc.*                                               26,900       275
                                                                         -------
UTILITIES: GAS DISTRIBUTORS 0.40%
Chesapeake Utilities Corp.                                       3,100        92
                                                                         -------
TOTAL COMMON STOCKS
(cost $16,600,182)                                                        21,683
                                                                         =======
SHORT-TERM INVESTMENT 4.49%

REPURCHASE AGREEMENT 4.49%
Repurchase Agreement dated 4/28/2006, 4.13% due 5/1/2006
with State Street Bank & Trust Co. collateralized by
$1,110,000 of Federal Home Loan Mortgage Corp. at 2.00%
due 3/5/2019;
value: $1,051,725;
proceeds: $1,028,556
(cost $1,028,202)                                              $ 1,028   $ 1,028
                                                                         -------
TOTAL INVESTMENTS IN SECURITIES 99.26%
(cost $17,628,384)                                                        22,711
                                                                         =======
OTHER ASSETS IN EXCESS OF LIABILITIES 0.74%                                  170
                                                                         =======
NET ASSETS 100.00%                                                       $22,881
                                                                         =======

*   Non-income producing security.


14                   SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2006

                                                        MICRO-CAP     MICRO-CAP
                                                      GROWTH FUND    VALUE FUND
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at cost                     $6,032,357   $17,628,384
-------------------------------------------------------------------------------
Investments in securities, at value                    $7,461,848   $22,711,353
Receivables:
   Interest and dividends                                     412         3,848
   Investment securities sold                           1,494,990       385,112
   Capital shares sold                                     10,058        15,024
   From advisor                                             6,124         6,426
Prepaid expenses                                           10,190        19,212
-------------------------------------------------------------------------------
TOTAL ASSETS                                            8,983,622    23,140,975
-------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                        624,993       184,701
   Management fees                                          9,993        27,015
   12b-1 distribution fees                                  1,592         4,573
   Fund administration                                        267           721
   Trustees' fees                                             709         1,256
   To custodian                                           100,052            --
Accrued expenses and other liabilities                     25,501        41,925
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                         763,107       260,191
===============================================================================
NET ASSETS                                             $8,220,515   $22,880,784
===============================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                        $6,145,023   $15,595,943
Accumulated net investment loss                           (67,634)     (117,941)
Accumulated net realized gain on investments              713,635     2,319,813
Net unrealized appreciation on investments              1,429,491     5,082,969
-------------------------------------------------------------------------------
NET ASSETS                                             $8,220,515   $22,880,784
===============================================================================
NET ASSETS BY CLASS:
Class A Shares                                         $6,482,656   $19,078,092
Class Y Shares                                         $1,737,859   $ 3,802,692
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                            449,715       692,879
Class Y Shares                                            118,665       136,737
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (NET ASSETS DIVIDED BY
   OUTSTANDING SHARES):
Class A Shares-Net asset value                         $    14.42   $     27.53
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)        $    15.30   $     29.21
Class Y Shares-Net asset value                         $    14.65   $     27.81
===============================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2006

                                                         MICRO-CAP    MICRO-CAP
                                                       GROWTH FUND   VALUE FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                               $    4,692   $   65,661
Interest                                                     7,053       29,380
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     11,745       95,041
-------------------------------------------------------------------------------
EXPENSES:
Management fees                                             57,656      154,839
12b-1 distribution plan-Class A                              7,686       21,121
Shareholder servicing                                        2,881        6,056
Professional                                                16,868       15,252
Reports to shareholders                                      7,380       11,992
Fund administration                                          1,538        4,129
Custody                                                      1,175        5,043
Trustees' fees                                                 182          473
Registration                                                16,756       21,432
Other                                                          428        1,599
-------------------------------------------------------------------------------
Gross expenses                                             112,550      241,936
   Expense reductions (See Note 7)                            (124)        (274)
   Expenses assumed by advisor (See Note 3)                (33,630)     (29,604)
-------------------------------------------------------------------------------
NET EXPENSES                                                78,796      212,058
-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                        (67,051)    (117,017)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                           713,730    2,323,254
Net change in unrealized appreciation on
   investments                                             520,279      791,917
===============================================================================
NET REALIZED AND UNREALIZED GAIN                         1,234,009    3,115,171
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                           $1,166,958   $2,998,154
===============================================================================


16                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2006

                                                        MICRO-CAP     MICRO-CAP
INCREASE IN NET ASSETS                                GROWTH FUND    VALUE FUND
-------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                    $  (67,051)  $  (117,017)
Net realized gain on investments                          713,730     2,323,254
Net change in unrealized appreciation on
   investments                                            520,279       791,917
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                           1,166,958     2,998,154
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                               (782,351)   (1,784,117)
   Class Y                                               (175,989)     (403,319)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (958,340)   (2,187,436)
===============================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                         638,538     2,520,222
Reinvestment of distributions                             956,192     2,186,918
Cost of shares redeemed                                  (741,745)   (1,647,566)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS              852,985     3,059,574
===============================================================================
NET INCREASE IN NET ASSETS                              1,061,603     3,870,292
===============================================================================
NET ASSETS:
Beginning of period                                     7,158,912    19,010,492
-------------------------------------------------------------------------------
END OF PERIOD                                          $8,220,515   $22,880,784
===============================================================================
ACCUMULATED NET INVESTMENT LOSS                        $  (67,634)  $  (117,941)
===============================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED OCTOBER 31, 2005

                                                        MICRO-CAP     MICRO-CAP
INCREASE IN NET ASSETS                                GROWTH FUND    VALUE FUND
-------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                    $ (126,716)  $  (199,146)
Net realized gain on investments                        1,084,736     2,387,903
Net change in unrealized appreciation on
   investments                                            388,706     1,466,377
-------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                           1,346,726     3,655,134
===============================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                               (145,059)   (1,261,565)
   Class Y                                                (29,179)     (202,569)
-------------------------------------------------------------------------------
Total distributions to shareholders                      (174,238)   (1,464,134)
===============================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                         709,557     3,061,628
Reinvestment of distributions                             173,991     1,463,981
Cost of shares redeemed                                  (640,634)     (307,012)
-------------------------------------------------------------------------------
Net increase in net assets
   resulting from capital share transactions              242,914     4,218,597
-------------------------------------------------------------------------------
Net increase in net assets                              1,415,402     6,409,597
===============================================================================
NET ASSETS:
Beginning of year                                       5,743,510    12,600,895
-------------------------------------------------------------------------------
End of year                                            $7,158,912   $19,010,492
===============================================================================
Accumulated net investment loss                        $     (583)  $      (924)
===============================================================================


18                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP GROWTH FUND

                                                                  SIX MONTHS
                                                                    ENDED                      YEAR ENDED 10/31
                                                                  4/30/2006     ----------------------------------------------
                                                                 (UNAUDITED)     2005     2004      2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $14.24      $11.88   $10.87    $ 7.51    $  9.49   $ 13.18
                                                                    ======      ======   ======    ======    =======   =======
Investment operations:
   Net investment income (loss)(a)                                    (.12)       (.25)    (.23)     (.14)      (.02)       --(c)
   Net realized and
      unrealized gain (loss)                                          2.17        2.96     1.24      3.50      (1.95)    (1.34)
                                                                    ------      ------   ------    ------    -------   -------
      Total from investment operations                                2.05        2.71     1.01      3.36      (1.97)    (1.34)
                                                                    ------      ------   ------    ------    -------   -------
Distributions to shareholders from:
   Net investment income                                                --          --       --        --       (.01)     (.01)
   Net realized gain                                                 (1.87)       (.35)      --        --         --     (2.34)
                                                                    ------      ------   ------    ------    -------   -------
      Total distributions                                            (1.87)       (.35)      --        --       (.01)    (2.35)
                                                                    ------      ------   ------    ------    -------   -------
NET ASSET VALUE, END OF PERIOD                                      $14.42      $14.24   $11.88    $10.87    $  7.51   $  9.49
                                                                    ======      ======   ======    ======    =======   =======
Total Return(b)                                                      16.22%(d)   23.21%    9.29%    44.74%    (20.81)%  (11.30)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed        1.04%(d)    2.10%    2.10%     1.75%       .38%      .38%
   Expenses, excluding expense reductions and expenses assumed        1.47%(d)    2.51%    2.52%     2.84%      2.99%     4.02%
   Net investment income (loss)                                       (.89)%(d)  (1.92)%  (1.91)%   (1.60)%     (.24)%     .04%

                                                                 SIX MONTHS
                                                                    ENDED                      YEAR ENDED 10/31
                                                                  4/30/2006     --------------------------------------------
SUPPLEMENTAL DATA:                                               (UNAUDITED)     2005     2004     2003      2002     2001
===========================================================================================================================
   Net assets, end of period (000)                                 $6,483       $5,938   $4,726   $ 4,655   $2,698   $2,266
   Portfolio turnover rate                                          51.44%(d)    64.79%   79.07%   126.71%   34.08%   80.17%
===========================================================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                      19

FINANCIAL HIGHLIGHTS (CONCLUDED)
MICRO-CAP GROWTH FUND

                                                                  SIX MONTHS
                                                                    ENDED                      YEAR ENDED 10/31
                                                                  4/30/2006     ----------------------------------------------
                                                                 (UNAUDITED)     2005     2004      2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $14.43      $12.00   $10.96    $ 7.55    $  9.52   $ 13.21
                                                                    ======      ======   ======    ======    =======   =======
Investment operations:
   Net investment income (loss)(a)                                    (.11)       (.22)    (.20)     (.11)       .01       .04
   Net realized and
      unrealized gain (loss)                                          2.20        3.00     1.24      3.52      (1.95)    (1.35)
                                                                    ------      ------   ------    ------    -------   -------
      Total from investment operations                                2.09        2.78     1.04      3.41      (1.94)    (1.31)
                                                                    ------      ------   ------    ------    -------   -------
Distributions to shareholders from:
   Net investment income                                                --          --       --        --       (.03)     (.04)
   Net realized gain                                                 (1.87)       (.35)      --        --         --     (2.34)
                                                                    ------      ------   ------    ------    -------   -------
      Total distributions                                            (1.87)       (.35)      --        --       (.03)    (2.38)
                                                                    ------      ------   ------    ------    -------   -------
NET ASSET VALUE, END OF PERIOD                                      $14.65      $14.43   $12.00    $10.96    $  7.55   $  9.52
                                                                    ======      ======   ======    ======    =======   =======
Total Return(b)                                                      16.30%(d)   23.57%    9.49%    45.17%    (20.42)%  (11.00)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed         .92%(d)    1.85%    1.85%+    1.42%       .00%      .00%
   Expenses, excluding expense reductions and expenses assumed        1.35%(d)    2.25%    2.27%+    2.51%      2.61%     3.64%
   Net investment income (loss)                                       (.77)%(d)  (1.67)%  (1.66)%+  (1.27)%      .14%      .42%

                                                                  SIX MONTHS
                                                                    ENDED                      YEAR ENDED 10/31
                                                                  4/30/2006     --------------------------------------------
SUPPLEMENTAL DATA:                                               (UNAUDITED)     2005     2004     2003      2002     2001
===========================================================================================================================
   Net assets, end of period (000)                                 $1,738      $1,221   $1,018    $     8   $    6   $    7
   Portfolio turnover rate                                          51.44%(d)   64.79%   79.07%    126.71%   34.08%   80.17%
===========================================================================================================================

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Amount represents less than $.01.
(d) Not annualized.


20                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP VALUE FUND

                                                                  SIX MONTHS
                                                                    ENDED                     YEAR ENDED 10/31
                                                                  4/30/2006     --------------------------------------------
                                                                 (UNAUDITED)     2005     2004      2003      2002     2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $26.96      $23.89   $21.43    $15.56    $15.68   $15.90
                                                                    ======      ======   ======    ======    ======   ======
Investment operations:
   Net investment income (loss)(a)                                    (.15)       (.32)    (.27)     (.14)      .05      .10
   Net realized and unrealized gain                                   3.85        6.12     4.31      6.69       .60     2.20
                                                                    ------      ------   ------    ------    ------   ------
      Total from investment operations                                3.70        5.80     4.04      6.55       .65     2.30
                                                                    ------      ------   ------    ------    ------   ------
Distributions to shareholders from:
   Net investment income                                                --          --     (.30)     (.05)     (.05)    (.14)
   Net realized gain                                                 (3.13)      (2.73)   (1.28)     (.63)     (.72)   (2.38)
                                                                    ------      ------   ------    ------    ------   ------
      Total distributions                                            (3.13)      (2.73)   (1.58)     (.68)     (.77)   (2.52)
                                                                    ------      ------   ------    ------    ------   ------
NET ASSET VALUE, END OF PERIOD                                      $27.53      $26.96   $23.89    $21.43    $15.56   $15.68
                                                                    ======      ======   ======    ======    ======   ======
Total Return(b)                                                      15.32%(c)   26.45%   20.08%    43.80%     4.12%   17.16%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed        1.04%(c)    2.10%    2.10%     1.73%      .38%     .38%
   Expenses, excluding expense reductions and expenses assumed        1.18%(c)    2.35%    2.27%     2.18%     2.76%    3.08%
   Net investment income (loss)                                       (.58)%(c)  (1.30)%  (1.22)%    (.84)%     .31%     .64%

                                                                  SIX MONTHS
                                                                    ENDED                      YEAR ENDED 10/31
                                                                  4/30/2006     ----------------------------------------------
SUPPLEMENTAL DATA:                                               (UNAUDITED)     2005      2004      2003      2002     2001
=============================================================================================================================
   Net assets, end of period (000)                                $19,078       $15,384   $10,838   $8,892    $5,442   $4,889
   Portfolio turnover rate                                          25.33%(c)     34.59%    36.97%   48.55%    36.02%   52.63%
=============================================================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                     21

FINANCIAL HIGHLIGHTS (CONCLUDED)
MICRO-CAP VALUE FUND

                                                                  SIX MONTHS
                                                                    ENDED                     YEAR ENDED 10/31
                                                                  4/30/2006     --------------------------------------------
                                                                 (UNAUDITED)     2005     2004      2003      2002     2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                                $27.17      $24.00   $21.53    $15.63    $15.72   $15.92
                                                                    ======      ======   ======    ======    ======   ======
Investment operations:
   Net investment income (loss)(a)                                    (.12)       (.26)    (.22)     (.09)      .12      .16
   Net realized and unrealized gain                                   3.89        6.16     4.32      6.73       .59     2.19
                                                                    ------      ------   ------    ------    ------   ------
      Total from investment operations                                3.77        5.90     4.10      6.64       .71     2.35
                                                                    ------      ------   ------    ------    ------   ------
Distributions to shareholders from:
   Net investment income                                                --          --     (.35)     (.11)     (.08)    (.17)
   Net realized gain                                                 (3.13)      (2.73)   (1.28)     (.63)     (.72)   (2.38)
                                                                    ------      ------   ------    ------    ------   ------
      Total distributions                                            (3.13)      (2.73)   (1.63)     (.74)     (.80)   (2.55)
                                                                    ------      ------   ------    ------    ------   ------
NET ASSET VALUE, END OF PERIOD                                      $27.81      $27.17   $24.00    $21.53    $15.63   $15.72
                                                                    ======      ======   ======    ======    ======   ======
Total Return(b)                                                      15.48%(c)   26.78%   20.36%    44.35%     4.51%   17.48%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and expenses assumed         .91%(c)    1.85%    1.85%+    1.41%      .00%     .00%
   Expenses, excluding expense reductions and expenses assumed        1.06%(c)    2.11%    2.02%+    1.86%     2.38%    2.70%
   Net investment income (loss)                                       (.47)%(c)  (1.06)%   (.97)%+   (.52)%     .69%    1.02%

                                                                  SIX MONTHS
                                                                    ENDED                     YEAR ENDED 10/31
                                                                  4/30/2006     --------------------------------------------
SUPPLEMENTAL DATA:                                               (UNAUDITED)     2005     2004      2003     2002     2001
===========================================================================================================================
  Net assets, end of period (000)                                  $3,803       $3,627   $1,763    $   21   $   15   $   14
  Portfolio turnover rate                                           25.33%(c)    34.59%   36.97%    48.55%   36.02%   52.63%
===========================================================================================================================

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.


22                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro-Cap Growth Fund"), Class A and Y shares and Lord Abbett Micro-Cap Value Fund ("Micro-Cap Value Fund"), Class A and Y shares. The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class Y shares, although there may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear all expenses and fees relating to the Class A 12b-1 Distribution Plan.

(f) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at an annual rate of 1.50%.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

For the fiscal year ending October 31, 2006, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' annual net operating expenses do not exceed the following annualized rates:

CLASS            % OF AVERAGE DAILY NET ASSETS
----------------------------------------------
A                            2.10%
Y                            1.85%

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to the Class A shares of the Micro-Cap Growth Fund and Micro-Cap Value Fund pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The service fees are accrued daily based upon the average daily net assets attributable to Class A at an annual rate of .25%.

Class Y does not have a distribution plan.

One Trustee and certain of the Trust's officers have an interest in Lord
Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2006 and the fiscal year ended October 31, 2005 were as follows:

                                               MICRO-CAP GROWTH FUND                      MICRO-CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS                               SIX MONTHS
                                 ENDED 4/30/2006          YEAR ENDED      ENDED 4/30/2006           YEAR ENDED
                                     (UNAUDITED)          10/31/2005          (UNAUDITED)           10/31/2005
--------------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                         $303,170                  --           $   63,337           $  276,855
Net long-term capital gains              655,170            $174,238            2,124,099            1,187,279
--------------------------------------------------------------------------------------------------------------
   Total distributions paid             $958,340            $174,238           $2,187,436           $1,464,134
==============================================================================================================

As of April 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                   MICRO-CAP GROWTH FUND    MICRO-CAP VALUE FUND
--------------------------------------------------------------------------------
Tax cost                                      $6,032,357             $17,631,745
--------------------------------------------------------------------------------
Gross unrealized gain                          1,725,976               5,523,428
Gross unrealized loss                           (296,485)              (443,820)
--------------------------------------------------------------------------------
   Net unrealized security gain               $1,429,491             $ 5,079,608
================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2006 were as follows:

                         PURCHASES        SALES
-----------------------------------------------
Micro-Cap Growth Fund   $3,780,055   $4,429,414
Micro-Cap Value Fund     5,333,839    5,080,784

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2006.

6. TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

The Funds, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of April 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

MICRO-CAP GROWTH FUND

-------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                         APRIL 30, 2006              YEAR ENDED
                                            (UNAUDITED)        OCTOBER 31, 2005
-------------------------------------------------------------------------------
CLASS A SHARES                    SHARES         AMOUNT     SHARES       AMOUNT
-------------------------------------------------------------------------------
Shares sold                       13,656    $   191,293     28,392   $  365,550
Reinvestment of distributions     61,644        780,421     11,457      144,812
Shares redeemed                  (42,440)      (570,966)   (20,850)    (268,526)
-------------------------------------------------------------------------------
Increase                          32,860    $   400,748     18,999   $  241,836
-------------------------------------------------------------------------------
CLASS Y SHARES
-------------------------------------------------------------------------------
Shares sold                       32,616    $   447,245     25,479   $  344,007
Reinvestment of distributions     13,679        175,771      2,285       29,179
Shares redeemed                  (12,252)      (170,779)   (28,014)    (372,108)
-------------------------------------------------------------------------------
Increase (decrease)               34,043    $   452,237       (250)  $    1,078
-------------------------------------------------------------------------------

MICRO-CAP VALUE FUND
-------------------------------------------------------------------------------
CLASS A SHARES                    SHARES         AMOUNT     SHARES       AMOUNT
-------------------------------------------------------------------------------
Shares sold                       59,928    $ 1,557,104     67,201   $1,619,376
Reinvestment of distributions     73,709      1,783,751     55,594    1,261,412
Shares redeemed                  (11,261)      (290,921)    (6,018)    (142,627)
-------------------------------------------------------------------------------
Increase                         122,376    $ 3,049,934    116,777   $2,738,161
-------------------------------------------------------------------------------
CLASS Y SHARES
-------------------------------------------------------------------------------
Shares sold                       37,730    $   963,118     57,922   $1,442,252
Reinvestment of distributions     16,516        403,167      8,881      202,569
Shares redeemed                  (50,977)    (1,356,645)    (6,776)    (164,385)
-------------------------------------------------------------------------------
Increase                           3,269    $     9,640     60,027   $1,480,436
-------------------------------------------------------------------------------

All of the outstanding capital shares of Micro-Cap Growth Fund and Micro-Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations as to each Fund are discussed below.

MICRO-CAP GROWTH FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund compared to two different performance universes, the first consisting of small-cap core funds and the second consisting of small-cap growth funds. The Board observed that the performance of the Class Y shares of the Fund was in the fourth quintile of the first performance universe for the nine-month and five-year periods, in the first quintile for the one-year period, and in the second quintile in the three-year period. The Board also observed that the performance was below that of the Lipper Small-Cap Core Index for the nine-month and five-year periods and above that of the Index for the one- and three-year periods. The Board also observed that the performance was in the fourth quintile of the second performance universe for the nine-month period ended, and in the first quintile for the one-, three-, and five-year periods. The Board observed that the performance was below that of the Lipper Small-Cap Growth Index for the nine-month period and above that of the Index for the one-, three-, and five-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund's expenses to those of a group of small-cap core funds. The Board observed that the contractual management and administrative services fees were approximately sixty-two basis points above the median of the peer group and the actual management and administrative services fees were approximately sixty-one basis points above the median of the peer group. The Board observed that Lord Abbett had implemented an expense cap for the Fund that limited the total expense ratio of Class A to not more than 2.10% and the total expense ratio of Class Y to not more than 1.85%. The Board observed that the total expense ratio of Class A was approximately fifty-nine basis points above the median of the peer group and the total expense ratio of Class Y was approximately fifty-seven basis points above the median of the peer group. The Board also observed the Fund was offered only to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

MICRO-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund in relation to to two different performance universes, the first consisting of small-cap value funds and the second consisting of small-cap core funds. The Board observed that the performance of the Class Y shares of the Fund were in the first quintile of both performance universe for all periods. The Board also observed that the performance was above that of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund's expenses to those of a group of small-cap core funds. The Board observed that the contractual management and administrative services fees were approximately sixty-two basis points above the median of the peer group and the actual advisory and administrative services fees were approximately seventy basis points above the median of the peer group. The Board also observed that Lord Abbett had implemented an expense cap that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%. The Board observed that the total expense ratio of Class A was approximately fifty basis points above the median of the peer group and the total expense ratio of Class Y was approximately sixty-five basis points above the median of the peer group. The Board also observed the Fund was only offered to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Funds, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on as to how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30, 2005 are available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

                     This page is intentionally left blank.

[LORD ABBETT LOGO]

     This report when not used for the general
  information of shareholders of the fund, is to
  be distributed only if preceded or accompanied      Lord Abbett Securities Trust
           by a current fund prospectus.                  Lord Abbett Micro-Cap Growth Fund
                                                          Lord Abbett Micro-Cap Value Fund
 Lord Abbett Mutual fund shares are distributed by                                                      LAMCVF-3-0406
            LORD ABBETT DISTRIBUTOR LLC                                                                        (0606)

ITEM 2:  CODE OF ETHICS.
         Not applicable.

ITEM 3:  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable.

ITEM 4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS.
         Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
         Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees. The policies and procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders.

ITEM 11: CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

  (a)(1)  Amendments to Code of Ethics - Not applicable.

  (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

  (a)(3)  Not applicable.

  (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    LORD ABBETT SECURITIES TRUST


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President





                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President



Date:  June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                    LORD ABBETT SECURITIES TRUST


                                    /s/ Robert S. Dow
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President





                                    /s/ Joan A. Binstock
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President




Date:  June 26, 2006